UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax Managed Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007–December 31, 2007

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds® Annual Report

December 31, 2007

Vanguard® Tax-Managed Balanced Fund

Vanguard Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard Tax-Managed International Fund

>	Vanguard Tax-Managed Funds’ returns ranged from 11.2% for the international portfolio to 0.5% for the small-cap stock fund.

>	U.S. stock market gains were modest, with large-company stocks outperforming small-capitalization stocks, and growth stocks outgaining value stocks.

>	The funds have continued to avoid any taxable capital gain distributions to shareholders.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Tax-Managed Balanced Fund	9
Tax-Managed Growth and Income Fund	18
Tax-Managed Capital Appreciation Fund	29
Tax-Managed Small-Cap Fund	40
Tax-Managed International Fund	50
Your Fund’s After-Tax Returns	65
About Your Fund’s Expenses	67
Glossary	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	5.1%
Tax-Managed Balanced Composite Index[1]		5.6
Average Mixed-Asset Target Moderate Fund[2]		5.3

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	5.4%
Admiral™ Shares[3]	VTGLX	5.5
Institutional Shares[4]	VTMIX	5.5
S&P 500 Index		5.5
Average Large-Cap Core Fund[2]		5.7

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	6.1%
Admiral Shares	VTCLX	6.1
Institutional Shares	VTCIX	6.1
Russell 1000 Index		5.8
Average Multi-Cap Core Fund[2]		6.4

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	0.5%
Institutional Shares	VTSIX	0.5
S&P SmallCap 600 Index		–0.3
Average Small-Cap Core Fund[2]		–1.0

Vanguard Tax-Managed International Fund
Investor Shares	VTMGX	11.2%
Institutional Shares	VTMNX	11.2
Vanguard Europe Pacific ETF[5]	VEA
Market Price		–2.2[6]
Net Asset Value		–2.0[6]
MSCI EAFE Index		11.2
Average International Fund[2]		12.4

1 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

5 Vanguard Europe Pacific ETF is a share class of Vanguard Tax-Managed International Fund. These Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6 Since inception: July 20, 2007.

1

Chairman’s Letter

Dear Shareholder,

Stocks posted positive returns for the fifth straight year, although returns were generally modest as worries about a slowing economy made investors more pessimistic in the latter half of the year. A weaker dollar helped boost international stocks, while bond prices rose as interest rates declined. The returns of the Vanguard Tax-Managed Funds ranged from 0.5% for the Investor Shares of the Tax-Managed Small-Cap Fund to 11.2% for the Investor Shares of the Tax-Managed International Fund.

The funds met their tax-management objectives, as they have since their inceptions. From the Performance at a Glance table on page 8, you can see that the funds’ managers, Vanguard’s Quantitative Equity and Fixed Income Groups, continued to avoid distributing capital gains even after five consecutive years of positive stock performance. The funds’ managers used a variety of portfolio management strategies to avoid realizing capital gains while deviating as little as possible from a pure indexing strategy. Meanwhile, the Tax-Managed International Fund began issuing Vanguard Europe Pacific ETF Shares on July 20.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in

2

July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance attributable to the weakness of the U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk and showed a preference for higher-quality corporate and government bonds.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

3

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Large-cap stocks reemerged while growth outperformed value

After several years when smaller companies and value stocks were market leaders, positions were reversed in 2007 as larger companies, particularly growth

Expense Ratios[1]
Your fund compared with its peer group
Expense
Tax-Managed Fund	Ratio
Balanced	0.12%
Average Mixed-Asset Target Moderate Fund	1.09
Growth and Income
Investor Shares	0.15%
Admiral Shares	0.09
Institutional Shares	0.07
Average Large-Cap Core Fund	1.35
Capital Appreciation
Investor Shares	0.15%
Admiral Shares	0.09
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.30
Small-Cap
Investor Shares	0.13%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.50
International
Investor Shares	0.15%
Institutional Shares	0.09
Europe Pacific ETF	0.12[2]
Average International Fund	1.57

1 Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2 Annualized.

4

stocks, regained the spotlight. This switch in market leadership was reflected in the returns for the three Vanguard tax-managed funds that invest exclusively in U.S. stocks. The Tax-Managed Capital Appreciation and Growth and Income Funds focus on larger companies, and their total returns were close, at 6.1% and 5.4% (Investor Shares) respectively.

In fact, the Capital Appreciation Fund’s return slightly exceeded that of its target index, the Russell 1000 Index, because the fund favors stocks with lower yields in an effort to reduce dividend distributions. This strategy helped the fund’s relative performance because these stocks outperformed higher-yielding stocks, which tend to be categorized as value stocks.

The Capital Appreciation and Growth and Income Funds both saw gains in eight of ten industry sectors, led by energy and information technology. The two funds’ energy stocks soared 34% for the year on strong performances from large oil and gas companies, which benefited from rising crude oil prices. The funds’ information technology holdings advanced 16% as companies such as Apple Computer capitalized on solid global economic growth and new product releases. The consumer staples and industrial sectors also contributed to the funds’ gains for the period.

The second half of 2007 saw some significant setbacks

However, when clouds darkened during the second half of 2007, two sectors suffered sharp losses, pulling both the Capital Appreciation and Growth and Income Funds back somewhat from their smart first-half gains. The downturn in the U.S. housing market, increasing global inflationary pressures, and the mortgage and credit market crises sent financial markets into turmoil. Financial stocks, including banks and brokerage firms, dropped nearly –19% by year-end.

Consumer discretionary, the second-weakest sector in 2007, returned approximately –13% for the year as media firms, homebuilders, and retailers of household and specialty products were expected to be particularly affected by a slowing economy.

The Small-Cap Fund barely managed any gain as smaller companies stalled. The fund benefitted from its tax management strategy of harvesting losses. Not only did the strategy ensure no distribution of capital gains, but it slightly enhanced the return as the fund marginally outperformed its benchmark.

As was the case with large-cap stocks, financial firms (–24%) and consumer discretionary stocks (–23%) in the small-cap arena were a significant drag on the Small-Cap Fund’s returns. On the plus side, a strong export market helped small-cap industrials (+11%). Small-cap health care companies (+21%) and small-cap energy firms (+24%) did even better.

International stocks again bested the U.S. market

In international markets, the Tax-Managed International Fund’s 11.2% advance for Investor Shares reflected continued economic growth across Europe and Asia. The exception was Japan, where the economy treaded water and stocks

5

drifted downward. U.S. investors also continued to benefit from the dollar’s decline against most major currencies, which helps returns when gains are translated into U.S. dollars. For the year, the dollar (as measured by the U.S. Dollar Index) was down about 9% against a basket of other currencies. The fund’s Europe Pacific ETF shares, issued on July 20, finished the remainder of the year in negative territory as international stocks retreated 2.1% because of worries that a U.S. slowdown would affect other countries’ economies.

The Tax-Managed Balanced Fund produced a 5.1% return consistent with, if a bit below, the combined return of the large-cap stock and municipal bond indexes that it follows in nearly equal proportions.

A successful strategy and low costs have built a solid long-term record

From the table below, you can see that each of the Tax-Managed Funds has outperformed the average return for peer funds within its category over longer periods. This success can be attributed to the skill of the funds’ investment advisors.

Total Returns
Ten Years Ended December 31, 2007[1]
Average
Annual Return
Tax-Managed Balanced Fund	6.1%
Tax-Managed Balanced Composite Index[2]	5.9
Average Mixed-Asset Target Moderate Fund[3]	5.3
Tax-Managed Growth and Income Fund Investor Shares	5.9%
S&P 500 Index	5.9
Average Large-Cap Core Fund[3]	4.6
Tax-Managed Capital Appreciation Fund Investor Shares	6.7%
Russell 1000 Index	6.2
Average Multi-Cap Core Fund[3]	6.1
Tax-Managed Small-Cap Fund Investor Shares	12.1%
S&P SmallCap 600 Index	11.9
Average Small-Cap Core Fund[3]	11.8
Tax-Managed International Fund Investor Shares	7.3%
MSCI EAFE Index	7.3
Average International Fund[3]	7.0

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

2 50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

3 Derived from data provided by Lipper Inc.

6

The funds also enjoy the advantage of costs that are far below industry averages, which helps them closely track their target indexes.

The table reflects only pre-tax returns. The funds’ performance advantage is greater on an after-tax basis because, unlike many competitors’ offerings, the funds have not generated taxable capital gains distributions to shareholders. Capital gains distributions are subject to taxes when they are held in taxable accounts. We’re pleased that investors in our Tax-Managed Funds have never had to pay capital gains taxes if they have simply held their investments; they have been exposed to such taxes only when redeeming appreciated shares. By managing each fund’s holdings with an eye on the tax consequences, our fund managers hope to continue this enviable tax-efficient performance for years to come.

The funds protect the interests of their long-term investors

All five funds have enjoyed positive returns for the past five years, which might tempt some investors—particularly those with a short-range outlook—to expect similar returns in the future. However, history tells us that investors in stocks and bonds should not be surprised when they experience occasional annual declines as well as gains.

To discourage short-term investing, which increases the funds’ investment expenses and might make it more difficult for them to operate tax-efficiently, the Tax-Managed Funds charge a 1% fee on redemptions of shares that have been held less than five years. The fee is paid directly to the funds to the benefit of remaining shareholders.

We trust that you appreciate our longstanding commitment to serve your long-term interests. We also hope you have experienced the rewards of the investment philosophy Vanguard has consistently advocated—to remain broadly diversified, minimize trading activity, and favor funds that are cost-efficient. Each of the Tax-Managed Funds follows this philosophy and can play a valuable role in helping you reach your long-range goals.

Thank you for your confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 18, 2008

7

Your Fund’s Performance at a Glance
December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$20.02	$20.45	$0.588	$0.000
Growth and Income
Investor Shares	$30.87	$31.96	$0.577	$0.000
Admiral Shares	63.44	65.69	1.225	0.000
Institutional Shares	30.87	31.96	0.603	0.000
Capital Appreciation
Investor Shares	$33.62	$35.13	$0.533	$0.000
Admiral Shares	67.68	70.70	1.119	0.000
Institutional Shares	33.63	35.13	0.564	0.000
Small-Cap
Investor Shares	$25.72	$25.62	$0.232	$0.000
Institutional Shares	25.77	25.66	0.244	0.000
International
Investor Shares	$14.16	$15.40	$0.336	$0.000
Institutional Shares	14.17	15.41	0.345	0.000
Europe Pacific ETF	49.99[1]	47.92	1.055	0.000

Vanguard Europe Pacific ETF
Premium/Discount: July 20, 2007–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	52	45.60%	5	4.39%
25–49.9	48	42.11	0	0.00
50–74.9	8	7.02	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.88	0	0.00
Total	109	95.61%	5	4.39%

1 At inception: July 20, 2007.

2 One basis point equals 1/100 of a percentage point.

8

Tax-Managed Balanced Fund

Fund Profile

As of December 31, 2007

Total Fund Characteristics

Yield	2.6%
Turnover Rate	10.0%
Expense Ratio	0.12%
Short-Term Reserves	0.0%

Total Fund Volatility Measures[1]
	Fund Versus	Fund Versus
	Composite Index[2]	Broad Index[3]
R-Squared	0.99	0.89
Beta	1.01	0.45

Equity Characteristics
		Comparative	Broad
	Fund	Index[4]	Index[3]
Number of Stocks	641	999	4,843
Median Market Cap	$39.0B	$43.3B	$37.7B
Price/Earnings Ratio	17.4x	17.3x	17.8x
Price/Book Ratio	2.8x	2.8x	2.7x
Dividend Yield	1.6%	1.9%	1.8%
Return on Equity	19.9%	19.9%	19.2%
Earnings Growth Rate	21.4%	21.1%	20.7%
Foreign Holdings	0.1%	0.0%	0.0%

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[4]	Index[3]
Consumer Discretionary	9.9%	9.3%	9.4%
Consumer Staples	9.6	9.6	8.9
Energy	12.4	12.4	12.3
Financials	16.5	17.5	18.3
Health Care	12.3	11.8	12.0
Industrials	12.0	11.8	11.7
Information Technology	16.8	16.5	16.5
Materials	3.7	3.7	3.8
Telecommunication Services	3.4	3.5	3.3
Utilities	3.4	3.9	3.8

Equity Investment Focus

9

Ten Largest Stocks[5] (% of equity exposure)

ExxonMobil Corp.	integrated oil and gas	3.5%
General Electric Co.	industrial conglomerate	2.4
Microsoft Corp.	systems software	2.0
AT&T Inc.	integrated telecommunication services	1.6
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.3
Chevron Corp.	integrated oil and gas	1.2
Apple Inc.	computer hardware	1.2
Bank of America Corp.	diversified financial services	1.2
Cisco Systems, Inc.	communications equipment	1.1
Top Ten		17.1%
Top Ten as % of Total Net Assets		7.9%

Fund Asset Allocation

1 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 64–65.

2 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3 Dow Jones Wilshire 5000 Index.

4 Russell 1000 Index.

5 “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

10

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	145	4,215	42,395
Yield to Maturity	3.7%[3]	3.6%	4.0%
Average Coupon	5.0%	5.0%	5.0%
Average Effective Maturity	6.6 years	6.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.2 years	7.3 years

Distribution by Credit Quality (% of fixed income portfolio)

AAA	73.4%
AA	21.9
A	3.1
BBB	1.6

Distribution by Maturity (% of fixed income portfolio)

Under 1 Year	9.6%
1–5 Years	32.2
5–10 Years	42.5
10–20 Years	15.7

Fixed Income Investment Focus

Largest State Concentrations[4] (% of fixed income portfolio)

New York	10.7%
Ohio	9.0
Texas	8.8
Massachusetts	7.0
Arizona	5.4
California	4.7
Florida	4.5
Maryland	4.1
Pennsylvania	3.7
Michigan	3.3
Top Ten	61.2%

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 “Largest State Concentrations” figures exclude any fixed income futures contracts.

11

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Balanced Fund[1]	5.11%	8.55%	6.15%	$18,155
Fee-Adjusted Returns[2]	4.09	8.55	6.15	18,155
Russell 1000 Index	5.77	13.43	6.20	18,243
Lehman 7 Year Municipal Bond Index	5.06	3.86	4.96	16,231
Tax-Managed Balanced Composite Index[3]	5.56	8.67	5.92	17,779
Average Mixed-Asset Target Moderate Fund[4]	5.34	9.51	5.31	16,773

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.

3 50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

4 Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 14 for dividend and capital gains information.

12

Tax-Managed Balanced Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Balanced Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	5,562
Interest	15,333
Total Income	20,895
Expenses
The Vanguard Group—Note B
Investment Advisory Services	72
Management and Administrative	602
Marketing and Distribution	111
Auditing Fees	20
Shareholders’ Reports	21
Trustees’ Fees and Expenses	1
Total Expenses	827
Net Investment Income	20,068
Realized Net Gain (Loss) on Investment Securities Sold	11,106
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,271
Net Increase (Decrease) in Net Assets Resulting from Operations	34,445

13

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,068	17,954
Realized Net Gain (Loss)	11,106	5,417
Change in Unrealized Appreciation (Depreciation)	3,271	31,865
Net Increase (Decrease) in Net Assets Resulting from Operations	34,445	55,236
Distributions
Net Investment Income	(20,228)	(17,991)
Realized Capital Gain	—	—
Total Distributions	(20,228)	(17,991)
Capital Share Transactions—Note E
Issued	74,389	54,013
Issued in Lieu of Cash Distributions	16,991	15,248
Redeemed[1]	(45,918)	(50,805)
Net Increase (Decrease) from Capital Share Transactions	45,462	18,456
Total Increase (Decrease)	59,679	55,701
Net Assets
Beginning of Period	662,160	606,459
End of Period[2]	721,839	662,160

1 Net of redemption fees of $131,000 and $164,000.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($995,000) and ($837,000).

14

Tax-Managed Balanced Fund

Financial Highlights

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.02	$18.88	$18.49	$17.72	$15.54
Investment Operations
Net Investment Income	.588	.54	.496	.48[1]	.42
Net Realized and Unrealized Gain (Loss)
on Investments[2]	.430	1.15	.380	.77	2.20
Total from Investment Operations	1.018	1.69	.876	1.25	2.62
Distributions
Dividends from Net Investment Income[3]	(.588)	(.55)	(.486)	(.48)	(.44)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.588)	(.55)	(.486)	(.48)	(.44)
Net Asset Value, End of Period	$20.45	$20.02	$18.88	$18.49	$17.72

Total Return[4]	5.11%	9.09%	4.80%	7.16%	17.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$722	$662	$606	$561	$498
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.86%	2.84%	2.64%	2.70%[1]	2.58%
Portfolio Turnover Rate	10%	4%	10%	15%	16%

1 Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes increases from redemption fees of $.00, $.00, $.01, $.01, and $.01.

3 For tax purposes, nontaxable dividends represent 73%, 74%, 76%, 73%, and 77% of dividends from net investment income.

4 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on municipal bonds purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $60,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

16

Tax-Managed Balanced Fund

For tax purposes, at December 31, 2007, the fund had $69,000 of ordinary income available for distribution. The fund had available realized losses of $16,652,000 to offset future net capital gains of $7,309,000 through December 31, 2010, and $9,343,000 through December 31, 2011.

At December 31, 2007, the cost of investment securities for tax purposes was $559,598,000. Net unrealized appreciation of investment securities for tax purposes was $157,177,000, consisting of unrealized gains of $162,612,000 on securities that had risen in value since their purchase and $5,435,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $124,029,000 of investment securities and sold $68,552,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended December 31,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	3,636	2,805
Issued in Lieu of Cash Distributions	830	788
Redeemed	(2,246)	(2,640)
Net Increase (Decrease) in Shares Outstanding	2,220	953

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

17

Tax-Managed Growth and Income Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	507	500	4,843
Median Market Cap	$55.7B	$55.7B	$37.7B
Price/Earnings Ratio	16.9x	16.9x	17.8x
Price/Book Ratio	2.8x	2.8x	2.7x
Yield		2.0%	1.8%
Investor Shares	1.9%
Admiral Shares	1.9%
Institutional Shares	1.9%
Return on Equity	20.4%	20.4%	19.2%
Earnings Growth Rate	21.0%	21.0%	20.7%
Foreign Holdings	0.1%	0.0%	0.0%
Turnover Rate	5.4%	—	—
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.97
Beta	1.00	0.92

Investment Focus

18

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.5%	8.5%	9.4%
Consumer Staples	10.2	10.2	8.9
Energy	12.9	12.9	12.3
Financials	17.7	17.7	18.3
Health Care	12.0	12.0	12.0
Industrials	11.5	11.5	11.7
Information Technology	16.7	16.7	16.5
Materials	3.3	3.3	3.8
Telecommunication Services	3.6	3.6	3.3
Utilities	3.6	3.6	3.8

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	4.0%
General Electric Co.	industrial conglomerates	2.9
Microsoft Corp.	systems software	2.2
AT&T Inc.	integrated telecommunication services	2.0
The Procter & Gamble Co.	household products	1.8
Chevron Corp.	integrated oil and gas	1.5
Johnson & Johnson	pharmaceuticals	1.5
Bank of America Corp.	diversified financial services	1.4
Apple Inc.	computer hardware	1.3
Cisco Systems, Inc.	communications equipment	1.3
Top Ten		19.9%

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 64–65.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

19

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Growth and Income Fund
Investor Shares[1]	5.39%	12.75%	5.91%	$17,756
Fee-Adjusted Returns[2]	4.35	12.75	5.91	17,756
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
S&P 500 Index	5.49	12.83	5.91	17,756
Average Large-Cap Core Fund[3]	5.73	11.24	4.62	15,702

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed Growth and Income Fund
Admiral Shares	5.47%	12.81%	6.45%	$146,757
Fee-Adjusted Returns[2]	4.43	12.81	6.45	146,757
Dow Jones Wilshire 5000 Index	5.73	14.07	7.89	159,379
S&P 500 Index	5.49	12.83	6.43	146,537

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

20

Tax-Managed Growth and Income Fund

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	5.47%	12.84%	3.61%	$6,837,366
Fee-Adjusted Returns[2]	4.44	12.84	3.61	6,837,366
Dow Jones Wilshire 5000 Index	5.73	14.07	4.60	7,439,681
S&P 500 Index	5.49	12.83	3.53	6,791,985

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception: March 4, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 22–24 for dividend and capital gains information.

21

Tax-Managed Growth and Income Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Growth and Income Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	64,021
Interest[1]	94
Total Income	64,115
Expenses
The Vanguard Group—Note B
Investment Advisory Services	159
Management and Administrative
Investor Shares	941
Admiral Shares	1,415
Institutional Shares	198
Marketing and Distribution
Investor Shares	128
Admiral Shares	285
Institutional Shares	74
Custodian Fees	44
Auditing Fees	21
Shareholders’ Reports
Investor Shares	28
Admiral Shares	8
Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	3,305
Net Investment Income	60,810
Realized Net Gain (Loss) on Investment Securities Sold	35,978
Change in Unrealized Appreciation (Depreciation) of Investment Securities	74,149
Net Increase (Decrease) in Net Assets Resulting from Operations	170,937

1 Interest income from an affiliated company of the fund was $92,000.

22

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,810	51,378
Realized Net Gain (Loss)	35,978	2,041
Change in Unrealized Appreciation (Depreciation)	74,149	368,009
Net Increase (Decrease) in Net Assets Resulting from Operations	170,937	421,428
Distributions
Net Investment Income
Investor Shares	(13,730)	(13,535)
Admiral Shares	(38,541)	(31,978)
Institutional Shares	(8,409)	(6,367)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(60,680)	(51,880)
Capital Share Transactions—Note E
Investor Shares	(72,742)	(122,838)
Admiral Shares	110,589	134,096
Institutional Shares	66,688	42,048
Net Increase (Decrease) from Capital Share Transactions	104,535	53,306
Total Increase (Decrease)	214,792	422,854
Net Assets
Beginning of Period	3,106,825	2,683,971
End of Period[1]	3,321,617	3,106,825

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,589,000) and ($3,721,000).

23

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$30.87	$27.15	$26.36	$24.23	$19.15
Investment Operations
Net Investment Income	.578	.504	.467	.47[1]	.34
Net Realized and Unrealized Gain (Loss)
on Investments	1.089	3.727	.801	2.13	5.08
Total from Investment Operations	1.667	4.231	1.268	2.60	5.42
Distributions
Dividends from Net Investment Income	(.577)	(.511)	(.478)	(.47)	(.34)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.577)	(.511)	(.478)	(.47)	(.34)
Net Asset Value, End of Period	$31.96	$30.87	$27.15	$26.36	$24.23

Total Return[2]	5.39%	15.73%	4.87%	10.83%	28.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$740	$784	$806	$1,395	$1,321
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.77%	1.78%	1.89%[1]	1.63%
Portfolio Turnover Rate	5%	6%	10%	8%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

24

Tax-Managed Growth and Income Fund

Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$63.44	$55.80	$54.17	$49.80	$39.35
Investment Operations
Net Investment Income	1.230	1.069	.989	.99[1]	.733
Net Realized and Unrealized Gain (Loss)
on Investments	2.245	7.648	1.645	4.37	10.443
Total from Investment Operations	3.475	8.717	2.634	5.36	11.176
Distributions
Dividends from Net Investment Income	(1.225)	(1.077)	(1.004)	(.99)	(.726)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.225)	(1.077)	(1.004)	(.99)	(.726)
Net Asset Value, End of Period	$65.69	$63.44	$55.80	$54.17	$49.80

Total Return[2]	5.47%	15.77%	4.93%	10.87%	28.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,113	$1,935	$1,575	$954	$777
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.82%	1.82%	1.96%[1]	1.69%
Portfolio Turnover Rate	5%	6%	10%	8%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

25

Tax-Managed Growth and Income Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$30.87	$27.15	$26.36	$24.24	$19.15
Investment Operations
Net Investment Income	.604	.527	.485	.479[1]	.369
Net Realized and Unrealized Gain (Loss)
on Investments	1.089	3.727	.801	2.130	5.080
Total from Investment Operations	1.693	4.254	1.286	2.609	5.449
Distributions
Dividends from Net Investment Income	(.603)	(.534)	(.496)	(.489)	(.359)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.603)	(.534)	(.496)	(.489)	(.359)
Net Asset Value, End of Period	$31.96	$30.87	$27.15	$26.36	$24.24

Total Return[2]	5.47%	15.82%	4.94%	10.87%	28.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$469	$389	$303	$266	$217
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.85%	1.85%	1.97%[1]	1.72%
Portfolio Turnover Rate	5%	6%	10%	8%	5%

1 Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $280,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

27

Tax-Managed Growth and Income Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2007, the fund had $956,000 of ordinary income available for distribution. The fund had available realized losses of $405,325,000 to offset future net capital gains of $78,029,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, and $1,431,000 through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $2,086,571,000. Net unrealized appreciation of investment securities for tax purposes was $1,235,931,000, consisting of unrealized gains of $1,325,450,000 on securities that had risen in value since their purchase and $89,519,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $284,465,000 of investment securities and sold $175,516,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	73,362	2,292	70,085	2,458
Issued in Lieu of Cash Distributions	12,000	371	11,722	407
Redeemed[1]	(158,104)	(4,910)	(204,645)	(7,168)
Net Increase (Decrease)—Investor Shares	(72,742)	(2,247)	(122,838)	(4,303)
Admiral Shares
Issued	212,892	3,220	206,113	3,509
Issued in Lieu of Cash Distributions	30,628	461	25,316	426
Redeemed[1]	(132,931)	(2,008)	(97,333)	(1,661)
Net Increase (Decrease)—Admiral Shares	110,589	1,673	134,096	2,274
Institutional Shares
Issued	68,637	2,135	55,863	1,933
Issued in Lieu of Cash Distributions	5,852	181	4,524	157
Redeemed[1]	(7,801)	(238)	(18,339)	(662)
Net Increase (Decrease)—Institutional Shares	66,688	2,078	42,048	1,428

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Net of redemption fees for 2007 and 2006 of $286,000 and $423,000, respectively (fund totals).

28

Tax-Managed Capital Appreciation Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	659	999	4,843
Median Market Cap	$38.9B	$43.3B	$37.7B
Price/Earnings Ratio	17.4x	17.3x	17.8x
Price/Book Ratio	2.8x	2.8x	2.7x
Yield		1.9%	1.8%
Investor Shares	1.5%
Admiral Shares	1.6%
Institutional Shares	1.6%
Return on Equity	19.9%	19.9%	19.2%
Earnings Growth Rate	21.4%	21.1%	20.7%
Foreign Holdings	0.1%	0.0%	0.0%
Turnover Rate	5.2%	—	—
Expense Ratio		—	—
Investor Shares	0.15%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.99
Beta	1.04	0.99

Investment Focus

29

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.5%	9.3%	9.4%
Consumer Staples	9.6	9.6	8.9
Energy	12.4	12.4	12.3
Financials	17.1	17.5	18.3
Health Care	12.2	11.8	12.0
Industrials	12.0	11.8	11.7
Information Technology	16.5	16.5	16.5
Materials	3.7	3.7	3.8
Telecommunication Services	3.4	3.5	3.3
Utilities	3.6	3.9	3.8

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.5%
General Electric Co.	industrial conglomerates	2.4
Microsoft Corp.	systems software	1.9
AT&T Inc.	integrated telecommunication services	1.6
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.3
Chevron Corp.	integrated oil and gas	1.2
Apple Inc.	computer hardware	1.2
Cisco Systems, Inc.	communications equipment	1.2
Bank of America Corp.	diversified financial services	1.1
Top Ten		17.0%

1 Russell 1000 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 64–65.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

30

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Capital Appreciation Fund
Investor Shares[1]	6.07%	13.93%	6.68%	$19,099
Fee-Adjusted Returns[2]	5.03	13.93	6.68	19,099
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
Russell 1000 Index	5.77	13.43	6.20	18,243
Average Multi-Cap Core Fund[3]	6.43	13.14	6.13	18,135

				Final Value of
	One	Five	Since	a $100,000
	Year	Years	Inception[4]	Investment
Tax-Managed Capital Appreciation Fund
Admiral Shares	6.11%	13.98%	7.26%	$153,704
Fee-Adjusted Returns[2]	5.06	13.98	7.26	153,704
Dow Jones Wilshire 5000 Index	5.73	14.07	7.89	159,379
Russell 1000 Index	5.77	13.43	7.06	151,980

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

31

Tax-Managed Capital Appreciation Fund

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	6.13%	14.02%	4.43%	$7,338,673
Fee-Adjusted Returns[2]	5.09	14.02	4.43	7,338,673
Dow Jones Wilshire 5000 Index	5.73	14.07	4.54	7,404,784
Russell 1000 Index	5.77	13.43	3.99	7,071,132

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception: February 24, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 32–34 for dividend and capital gains information.

32

Tax-Managed Capital Appreciation Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Capital Appreciation Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	71,082
Interest[1]	166
Total Income	71,248
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative
Investor Shares	1,008
Admiral Shares	2,200
Institutional Shares	136
Marketing and Distribution
Investor Shares	136
Admiral Shares	447
Institutional Shares	33
Custodian Fees	30
Auditing Fees	22
Shareholders’ Reports
Investor Shares	21
Admiral Shares	12
Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	4,234
Net Investment Income	67,014
Realized Net Gain (Loss) on Investment Securities Sold	98,261
Change in Unrealized Appreciation (Depreciation) of Investment Securities	80,336
Net Increase (Decrease) in Net Assets Resulting from Operations	245,611

1 Interest income from an affiliated company of the fund was $162,000.

33

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,014	56,933
Realized Net Gain (Loss)	98,261	59,140
Change in Unrealized Appreciation (Depreciation)	80,336	385,292
Net Increase (Decrease) in Net Assets Resulting from Operations	245,611	501,365
Distributions
Net Investment Income
Investor Shares	(11,701)	(11,552)
Admiral Shares	(51,242)	(42,410)
Institutional Shares	(4,621)	(3,220)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(67,564)	(57,182)
Capital Share Transactions—Note E
Investor Shares	(88,449)	(124,968)
Admiral Shares	209,970	262,868
Institutional Shares	64,602	(10,718)
Net Increase (Decrease) from Capital Share Transactions	186,123	127,182
Total Increase (Decrease)	364,170	571,365
Net Assets
Beginning of Period	3,991,610	3,420,245
End of Period[1]	4,355,780	3,991,610

34

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.62	$29.80	$28.05	$25.43	$19.49
Investment Operations
Net Investment Income	.530	.471	.352	.365[1]	.238
Net Realized and Unrealized Gain (Loss)
on Investments	1.513	3.821	1.752	2.622	5.940
Total from Investment Operations	2.043	4.292	2.104	2.987	6.178
Distributions
Dividends from Net Investment Income	(.533)	(.472)	(.354)	(.367)	(.238)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.533)	(.472)	(.354)	(.367)	(.238)
Net Asset Value, End of Period	$35.13	$33.62	$29.80	$28.05	$25.43

Total Return[2]	6.07%	14.40%	7.49%	11.75%	31.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$782	$832	$857	$1,596	$1,466
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.51%	1.51%	1.25%	1.40%[1]	1.09%
Portfolio Turnover Rate	5%	5%	8%	5%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

35

Tax-Managed Capital Appreciation Fund

Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$67.68	$60.00	$56.46	$51.20	$39.24
Investment Operations
Net Investment Income	1.113	.99	.729	.762[1]	.51
Net Realized and Unrealized Gain (Loss)
on Investments	3.026	7.68	3.543	5.263	11.96
Total from Investment Operations	4.139	8.67	4.272	6.025	12.47
Distributions
Dividends from Net Investment Income	(1.119)	(.99)	(.732)	(.765)	(.51)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.119)	(.99)	(.732)	(.765)	(.51)
Net Asset Value, End of Period	$70.70	$67.68	$60.00	$56.46	$51.20

Total Return[2]	6.11%	14.44%	7.56%	11.77%	31.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,283	$2,941	$2,360	$1,397	$1,103
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.57%	1.56%	1.29%	1.47%[1]	1.16%
Portfolio Turnover Rate	5%	5%	8%	5%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

36

Tax-Managed Capital Appreciation Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.63	$29.81	$28.05	$25.44	$19.49
Investment Operations
Net Investment Income	.551	.50	.384	.375[1]	.267
Net Realized and Unrealized Gain (Loss)
on Investments	1.513	3.82	1.752	2.622	5.940
Total from Investment Operations	2.064	4.32	2.136	2.997	6.207
Distributions
Dividends from Net Investment Income	(.564)	(.50)	(.376)	(.387)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.564)	(.50)	(.376)	(.387)	(.257)
Net Asset Value, End of Period	$35.13	$33.63	$29.81	$28.05	$25.44

Total Return[2]	6.13%	14.49%	7.61%	11.78%	31.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$218	$204	$102	$104
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.59%	1.32%	1.47%[1]	1.17%
Portfolio Turnover Rate	5%	5%	8%	5%	11%

1 Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $367,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

38

Tax-Managed Capital Appreciation Fund

For tax purposes, at December 31, 2007, the fund had $981,000 of ordinary income available for distribution. The fund had available realized losses of $409,583,000 to offset future net capital gains of $139,756,000 through December 31, 2009, $106,018,000 through December 31, 2010, and $163,809,000 through December 31, 2011.

At December 31, 2007, the cost of investment securities for tax purposes was $2,549,541,000. Net unrealized appreciation of investment securities for tax purposes was $1,804,650,000, consisting of unrealized gains of $1,897,028,000 on securities that had risen in value since their purchase and $92,378,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $410,019,000 of investment securities and sold $221,201,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	101,346	2,866	85,007	2,726
Issued in Lieu of Cash Distributions	10,399	295	10,331	306
Redeemed[1]	(200,194)	(5,646)	(220,306)	(7,022)
Net Increase (Decrease)—Investor Shares	(88,449)	(2,485)	(124,968)	(3,990)
Admiral Shares
Issued	353,092	4,963	357,983	5,676
Issued in Lieu of Cash Distributions	40,477	570	34,083	502
Redeemed[1]	(183,599)	(2,562)	(129,198)	(2,054)
Net Increase (Decrease)—Admiral Shares	209,970	2,971	262,868	4,124
Institutional Shares
Issued	84,902	2,375	15,940	515
Issued in Lieu of Cash Distributions	2,702	77	1,584	47
Redeemed[1]	(23,002)	(652)	(28,242)	(910)
Net Increase (Decrease)—Institutional Shares	64,602	1,800	(10,718)	(348)

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Net of redemption fees for 2007 and 2006 of $374,000 and $468,000, respectively (fund totals).

39

Tax-Managed Small-Cap Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	601	600	4,843
Median Market Cap	$1.3B	$1.3B	$37.7B
Price/Earnings Ratio	20.2x	20.2x	17.8x
Price/Book Ratio	2.2x	2.1x	2.7x
Yield		1.0%	1.8%
Investor Shares	0.9%
Institutional Shares	0.9%
Return on Equity	14.1%	13.9%	19.2%
Earnings Growth Rate	21.9%	20.9%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	52.7%	—	—
Expense Ratio		—	—
Investor Shares	0.13%
Institutional Shares	0.09%
Short-Term Reserves	0.0%	—	—

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	0.99	1.35

Investment Focus

40

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.8%	12.8%	9.4%
Consumer Staples	3.6	3.5	8.9
Energy	8.7	8.3	12.3
Financials	14.9	16.0	18.3
Health Care	14.3	13.9	12.0
Industrials	17.5	16.9	11.7
Information Technology	19.4	19.3	16.5
Materials	4.5	4.4	3.8
Telecommunication Services	0.1	0.1	3.3
Utilities	5.2	4.8	3.8

Ten Largest Holdings[4] (% of total net assets)

Shaw Group, Inc.	construction and engineering	1.0%
Respironics, Inc.	health care equipment	1.0
FLIR Systems, Inc.	electronic equipment manufacturers	0.9
Cabot Oil & Gas Corp.	oil and gas exploration and production	0.8
Helix Energy Solutions Group, Inc.	oil and gas equipment and services	0.8
Oceaneering International, Inc.	oil and gas equipment and services	0.8
Trimble Navigation Ltd.	electronic manufacturing services	0.8
IDEXX Laboratories Corp.	health care equipment	0.8
Pediatrix Medical Group, Inc.	health care services	0.7
MGI Pharma, Inc.	pharmaceuticals	0.7
Top Ten		8.3%

1 S&P SmallCap 600 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 64–65.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

41

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 25, 1999–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund Investor Shares[2]	0.51%	16.03%	12.08%	$27,179
Fee-Adjusted Returns[3]	–0.49	16.03	12.08	27,179
Dow Jones Wilshire 5000 Index	5.73	14.07	4.28	14,448
S&P SmallCap 600 Index	–0.30	16.04	11.85	26,712
Average Small-Cap Core Fund[4]	–1.00	15.62	11.82	26,641

1 Performance for the fund’s Investor Shares and comparative standards is calculated since the Investor Shares’ inception: March 25, 1999.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Derived from data provided by Lipper Inc.

42

Tax-Managed Small-Cap Fund

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund Institutional Shares	0.51%	16.09%	11.36%	$12,741,377
Fee-Adjusted Returns[2]	–0.48	16.09	11.36	12,741,377
Dow Jones Wilshire 5000 Index	5.73	14.07	3.81	6,919,260
S&P SmallCap 600 Index	–0.30	16.04	11.11	12,500,489

Fiscal-Year Total Returns (%): March 25, 1999–December 31, 2007

1 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception: April 21, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 42 and 43 for dividend and capital gains information.

43

Tax-Managed Small-Cap Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed Small-Cap Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends[1]	19,803
Interest[1]	226
Total Income	20,029
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative
Investor Shares	1,878
Institutional Shares	86
Marketing and Distribution
Investor Shares	336
Institutional Shares	39
Custodian Fees	71
Auditing Fees	22
Shareholders’ Reports
Investor Shares	30
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,592
Expenses Paid Indirectly—Note C	(28)
Net Expenses	2,564
Net Investment Income	17,465
Realized Net Gain (Loss) on Investment Securities Sold[1]	107,257
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(113,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,135

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $225,000, and ($4,631,000), respectively.

44

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,465	13,729
Realized Net Gain (Loss)	107,257	64,295
Change in Unrealized Appreciation (Depreciation)	(113,587)	146,889
Net Increase (Decrease) in Net Assets Resulting from Operations	11,135	224,913
Distributions
Net Investment Income
Investor Shares	(16,119)	(13,148)
Institutional Shares	(1,611)	(940)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(17,730)	(14,088)
Capital Share Transactions—Note F
Investor Shares	41,062	100,595
Institutional Shares	46,300	20,689
Net Increase (Decrease) from Capital Share Transactions	87,362	121,284
Total Increase (Decrease)	80,767	332,109
Net Assets
Beginning of Period	1,883,302	1,551,193
End of Period[1]	1,964,069	1,883,302

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,914,000) and ($1,649,000).

45

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.72	$22.70	$21.25	$17.44	$12.67
Investment Operations
Net Investment Income	.229	.191	.193	.172	.109
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.097)	3.023	1.454	3.811	4.770
Total from Investment Operations	.132	3.214	1.647	3.983	4.879
Distributions
Dividends from Net Investment Income	(.232)	(.194)	(.197)	(.173)	(.109)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.232)	(.194)	(.197)	(.173)	(.109)
Net Asset Value, End of Period	$25.62	$25.72	$22.70	$21.25	$17.44

Total Return[2]	0.51%	14.15%	7.74%	22.84%	38.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,793	$1,756	$1,458	$1,282	$929
Ratio of Total Expenses to
Average Net Assets	0.13%	0.14%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.86%	0.78%	0.92%	0.96%	0.77%
Portfolio Turnover Rate[3]	53%	42%	20%	19%	21%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

46

Tax-Managed Small-Cap Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.77	$22.74	$21.28	$17.47	$12.68
Investment Operations
Net Investment Income	.242	.209	.213	.178	.134
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.108)	3.028	1.454	3.811	4.770
Total from Investment Operations	.134	3.237	1.667	3.989	4.904
Distributions
Dividends from Net Investment Income	(.244)	(.207)	(.207)	(.179)	(.114)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.244)	(.207)	(.207)	(.179)	(.114)
Net Asset Value, End of Period	$25.66	$25.77	$22.74	$21.28	$17.47

Total Return[2]	0.51%	14.23%	7.82%	22.83%	38.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$128	$94	$15	$12
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.90%	0.83%	0.97%	1.01%	0.84%
Portfolio Turnover Rate[3]	53%	42%	20%	19%	21%

1 Includes increases from redemption fees of $.01, $.01, $.00, $.01, and $.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $165,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $28,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

48

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $148,434,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $326,000 of ordinary income available for distribution. The fund had available realized losses of $38,528,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, and $27,229,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $1,382,300,000. Net unrealized appreciation of investment securities for tax purposes was $588,215,000, consisting of unrealized gains of $613,992,000 on securities that had risen in value since their purchase and $25,777,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2007, the fund purchased $1,407,670,000 of investment securities and sold $1,314,632,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	446,451	16,708	285,353	11,437
Issued in Lieu of Cash Distributions	13,098	507	10,601	409
Redeemed[1]	(418,487)	(15,473)	(195,359)	(7,809)
Net Increase (Decrease)—Investor Shares	41,062	1,742	100,595	4,037
Institutional Shares
Issued	46,719	1,725	59,307	2,411
Issued in Lieu of Cash Distributions	839	32	450	17
Redeemed[1]	(1,258)	(48)	(39,068)	(1,594)
Net Increase (Decrease)—Institutional Shares	46,300	1,709	20,689	834

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Net of redemption fees for 2007 and 2006 of $492,000 and $599,000, respectively (fund totals).

49

Tax-Managed International Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,154	1,211	2,237
Turnover Rate	5.9%	—	—
Expense Ratio		—	—
Investor Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.12%[3]
Short-Term Reserves	0.0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.95
Beta	1.01	0.88

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.9%	9.7%	9.2%
Consumer Staples	8.7	8.4	7.9
Energy	7.9	10.5	11.5
Financials	26.3	23.7	23.9
Health Care	6.4	7.5	6.9
Industrials	12.1	11.5	11.2
Information Technology	5.5	9.3	9.2
Materials	10.0	8.6	9.2
Telecommunication Services	6.3	5.8	6.2
Utilities	5.9	5.0	4.8

50

Ten Largest Holdings[5] (% of total net assets)

BP PLC	integrated oil and gas	1.7%
Vodafone Group PLC	wireless telecommunication services	1.4
HSBC Holdings PLC	diversified banks	1.4
Nestle SA (Registered)	packaged foods and meats	1.3
Total SA	integrated oil and gas	1.3
Nokia Oyj	communications equipment	1.1
Toyota Motor Corp.	automobile manufacturers	1.0
GlaxoSmithKline PLC	pharmaceuticals	1.0
Telefonica SA	integrated telecommunication services	1.0
Siemens AG	industrial conglomerate	1.0
Top Ten		12.2%

Fund Allocation by Region

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 64–65.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

51

Tax-Managed International Fund

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	22.4%	22.2%	16.4%
France	10.1	10.7	8.0
Germany	9.4	9.4	7.0
Switzerland	6.7	6.7	5.0
Spain	4.4	4.4	3.3
Italy	4.0	4.0	2.9
Netherlands	2.9	2.8	2.1
Sweden	2.3	2.3	1.7
Finland	1.9	1.9	1.4
Belgium	1.2	1.2	0.9
Norway	1.1	1.1	0.8
Denmark	0.9	0.9	0.7
Greece	0.8	0.8	0.6
Ireland	0.7	0.6	0.5
Austria	0.6	0.6	0.4
Luxembourg	0.5	0.0	0.0
Portugal	0.4	0.4	0.3
Subtotal	70.3%	70.0%	52.0%
Pacific
Japan	19.8%	19.9%	14.8%
Australia	6.3	6.5	4.8
Hong Kong	2.4	2.4	1.8
Singapore	1.1	1.1	0.8
New Zealand	0.1	0.1	0.1
Subtotal	29.7%	30.0%	22.3%
Emerging Markets
Combined	0.0%	—	19.4%
North America
Canada	0.0%	—	6.3%

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

52

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 17, 1999–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value
	One	Five	Since	of a $10,000
	Year	Years	Inception[1]	Investment
Tax-Managed International Fund Investor Shares[2]	11.15%	21.60%	7.28%	$18,014
Fee-Adjusted Returns[3]	10.07	21.60	7.28	18,014
MSCI All Country World Index ex USA	17.12	24.52	9.28	21,019
MSCI EAFE Index	11.17	21.59	7.28	18,011
Average International Fund[4]	12.44	20.68	7.04	17,676

1 Performance for the fund’s Investor Shares and comparative standards is calculated since the Investor Shares’ inception: August 17, 1999.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Derived from data provided by Lipper Inc.

53

Tax-Managed International Fund

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value of
	One	Five	Since	a $5,000,000
	Year	Years	Inception[1]	Investment
Tax-Managed International Fund Institutional Shares	11.21%	21.69%	8.46%	$8,817,517
Fee-Adjusted Returns[2]	10.12	21.69	8.46	8,817,517
MSCI All Country World Index ex USA	17.12	24.52	10.63	10,128,954
MSCI EAFE Index	11.17	21.59	8.40	8,783,938

Cumulative Returns of ETF Shares: July 20, 2007–December 31, 2007
		Final Value of
	Since	a $10,000
	Inception[1]	Investment
Europe Pacific ETF Shares Market Price	–2.19%	$9,781
Europe Pacific ETF Shares Net Asset Value	–2.02	9,798
MSCI EAFE Index	–2.12	9,788

Fiscal-Year Total Returns (%): August 17, 1999–December 31, 2007

1 Performance for the fund and its comparative standards is calculated since the following inception dates: January 4, 2001, for Institutional Shares; July 20, 2007, for ETF Shares.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables on pages 52–54 for dividend and capital gains information.

54

Tax-Managed International Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Tax-Managed International Fund—is included as an insert to this report.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends[1]	68,177
Interest[2]	135
Total Income	68,312
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative—Investor Shares	1,802
Management and Administrative—Institutional Shares	144
Management and Administrative—ETF Shares	127
Marketing and Distribution—Investor Shares	293
Marketing and Distribution—Institutional Shares	56
Marketing and Distribution—ETF Shares	11
Custodian Fees	644
Auditing Fees	29
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,257
Net Investment Income	65,055
Realized Net Gain (Loss)
Investment Securities Sold	25,376
Foreign Currencies	600
Realized Net Gain (Loss)	25,976
Change in Unrealized Appreciation (Depreciation)
Investment Securities	125,654
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	125,643
Net Increase (Decrease) in Net Assets Resulting from Operations	216,674

1 Dividends are net of foreign withholding taxes of $5,047,000.

2 Interest income from an affiliated company of the fund was $111,000.

55

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	65,055	43,196
Realized Net Gain (Loss)	25,976	6,699
Change in Unrealized Appreciation (Depreciation)	125,643	322,660
Net Increase (Decrease) in Net Assets Resulting from Operations	216,674	372,555
Distributions
Net Investment Income
Investor Shares	(40,939)	(37,760)
Institutional Shares	(12,416)	(6,145)
ETF Shares	(12,799)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(66,154)	(43,905)
Capital Share Transactions—Note E
Investor Shares	140,426	223,171
Institutional Shares	293,768	18,341
ETF Shares	669,001	—
Net Increase (Decrease) from Capital Share Transactions	1,103,195	241,512
Total Increase (Decrease)	1,253,715	570,162
Net Assets
Beginning of Period	1,882,621	1,312,459
End of Period[1]	3,136,336	1,882,621

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($679,000) and ($559,000).

56

Tax-Managed International Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.16	$11.48	$10.33	$8.76	$6.43
Investment Operations
Net Investment Income	.332	.331	.246	.201	.158
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.244	2.685	1.161	1.571	2.325
Total from Investment Operations	1.576	3.016	1.407	1.772	2.483
Distributions
Dividends from Net Investment Income	(.336)	(.336)	(.257)	(.202)	(.153)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.336)	(.336)	(.257)	(.202)	(.153)
Net Asset Value, End of Period	$15.40	$14.16	$11.48	$10.33	$8.76

Total Return[2]	11.15%	26.27%	13.60%	20.25%	38.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,915	$1,624	$1,119	$825	$514
Ratio of Total Expenses to
Average Net Assets	0.15%	0.20%	0.20%	0.23%	0.28%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.70%	2.50%	2.34%	2.33%
Portfolio Turnover Rate	6%	4%	5%	5%	9%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

57

Tax-Managed International Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.17	$11.48	$10.33	$8.77	$6.43
Investment Operations
Net Investment Income	.341	.348	.253	.198	.17
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.244	2.685	1.161	1.571	2.33
Total from Investment Operations	1.585	3.033	1.414	1.769	2.50
Distributions
Dividends from Net Investment Income	(.345)	(.343)	(.264)	(.209)	(.16)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.345)	(.343)	(.264)	(.209)	(.16)
Net Asset Value, End of Period	$15.41	$14.17	$11.48	$10.33	$8.77

Total Return[2]	11.21%	26.42%	13.66%	20.19%	38.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$568	$258	$193	$143	$102
Ratio of Total Expenses to
Average Net Assets	0.09%	0.14%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.76%	2.56%	2.42%	2.44%
Portfolio Turnover Rate	6%	4%	5%	5%	9%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.00.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

58

Tax-Managed International Fund

Europe Pacific ETF
July 20,
2007[1] to
Dec. 31,
For a Share Outstanding Throughout The Period	2007
Net Asset Value, Beginning of Period	$49.99
Investment Operations
Net Investment Income	.204
Net Realized and Unrealized Gain (Loss) on Investments	(1.219)
Total from Investment Operations	(1.015)
Distributions
Dividends from Net Investment Income	(1.055)
Distributions from Realized Capital Gains	—
Total Distributions	(1.055)
Net Asset Value, End of Period	$47.92

Total Return	–2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$653
Ratio of Total Expenses to Average Net Assets	0.12%*
Ratio of Net Investment Income to Average Net Assets	2.74%*
Portfolio Turnover Rate	6%

1 Inception.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares, known as Vanguard Europe Pacific ETF Shares, were first issued on July 20, 2007, and offered to the public on July 26, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

60

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $257,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized net foreign currency gains of $600,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2007, the fund realized gains on the sale of passive foreign investment companies of $379,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2007, the fund had $1,005,000 of ordinary income available for distribution. The fund had available realized losses of $46,773,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, and $1,612,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $2,384,853,000. Net unrealized appreciation of investment securities for tax purposes was $754,891,000, consisting of unrealized gains of $800,961,000 on securities that had risen in value since their purchase and $46,070,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $1,245,106,000 of investment securities and sold $141,311,000 of investment securities, other than temporary cash investments.

61

Tax-Managed International Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	320,908	21,093	251,022	19,618
Issued in Lieu of Cash Distributions	32,485	2,130	30,239	2,133
Redeemed[1]	(212,967)	(13,611)	(58,090)	(4,528)
Net Increase (Decrease)—Investor Shares	140,426	9,612	223,171	17,223
Institutional Shares
Issued	290,944	18,477	15,987	1,240
Issued in Lieu of Cash Distributions	9,670	633	4,453	314
Redeemed[1]	(6,846)	(437)	(2,099)	(156)
Net Increase (Decrease)—Institutional Shares	293,768	18,673	18,341	1,398
ETF Shares
Issued	669,001	13,635	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	669,001	13,635	—	—

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Net of redemption fees for 2007 and 2006 of $473,000 and $290,000, respectively (fund totals).

62

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund:

In our opinion, the statements of net assets appearing in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Small-Cap Fund, and Vanguard Tax-Managed International Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard REIT Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

63

Special 2007 tax information (unaudited) for Vanguard Tax Managed Funds

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 73.38% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	($000)
Balanced	5,385
Growth and Income	60,680
Capital Appreciation	67,564
Small-Cap	17,730
International	66,154

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage
Balanced	100%[1]
Growth and Income	100
Capital Appreciation	100
Small-Cap	94

The Tax-Managed International Fund passed through to shareholders foreign source income of $73,217,000 and foreign taxes paid of $5,041,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2007. Shareholders received more detailed information along with their Form 1099-DIV in January 2008.

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

64

Your Fund’s After-Tax Returns

The table on page 61 presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

65

Average Annual Total Returns:[1]
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years[2]
Tax-Managed Balanced Fund
Returns Before Taxes	4.09%	8.55%	6.15%
Returns After Taxes on Distributions	3.97	8.44	6.02
Returns After Taxes on Distributions and Sale of Fund Shares	3.58	7.71	5.62

Tax-Managed Growth and Income Fund Investor Shares
Returns Before Taxes	4.35%	12.75%	5.91%
Returns After Taxes on Distributions	4.07	12.45	5.52
Returns After Taxes on Distributions and Sale of Fund Shares	3.21	11.13	4.99

Tax-Managed Capital Appreciation Fund Investor Shares
Returns Before Taxes	5.03%	13.93%	6.68%
Returns After Taxes on Distributions	4.79	13.72	6.46
Returns After Taxes on Distributions and Sale of Fund Shares	3.58	12.22	5.79

Tax-Managed Small-Cap Fund Investor Shares
Returns Before Taxes	–0.49%	16.03%	12.08%
Returns After Taxes on Distributions	–0.62	15.89	11.89
Returns After Taxes on Distributions and Sale of Fund Shares	–0.14	14.13	10.71

Tax-Managed International Fund Investor Shares
Returns Before Taxes	10.07%	21.60%	7.28%
Returns After Taxes on Distributions	9.85	21.37	6.95
Returns After Taxes on Distributions and Sale of Fund Shares	7.16	19.31	6.28

1 All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 1% fee on redemptions of shares held in the fund for less than five years. Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

66

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 63 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

67

Six Months Ended December 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	6/30/2007	12/31/2007	Period[2]
Based on Actual Fund Return
Balanced	$1,000.00	$1,013.03	$0.61
Growth and Income
Investor Shares	$1,000.00	$985.98	$0.75
Admiral Shares	1,000.00	986.35	0.40
Institutional Shares	1,000.00	986.37	0.35
Capital Appreciation
Investor Shares	$1,000.00	$983.82	$0.75
Admiral Shares	1,000.00	984.09	0.40
Institutional Shares	1,000.00	984.12	0.35
Small-Cap
Investor Shares	$1,000.00	$925.07	$0.63
Institutional Shares	1,000.00	924.94	0.44
International
Investor Shares	$1,000.00	$1,002.17	$0.66
Institutional Shares	1,000.00	1,002.11	0.35
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.60	$0.61
Growth and Income
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.85	0.36
Capital Appreciation
Investor Shares	$1,000.00	$1,024.45	$0.77
Admiral Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.85	0.36
Small-Cap
Investor Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
International
Investor Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.85	0.36

1 This table does not include data for the Tax-Managed International Fund’s ETF Shares, which have fewer than six months of history.

2 The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.15% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.15% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.13% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.13% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

68

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition on the next page). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

69

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

70

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard Tax-Managed Funds, Admiral,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739
trademarks of The Vanguard Group, Inc.
Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction
guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard
and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022008

Vanguard Tax-Managed Funds®

Statement of Net Assets

As of December 31, 2007

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Tax-Managed Balanced Fund	2
Tax-Managed Growth and Income Fund	22
Tax-Managed Capital Appreciation Fund	34
Tax-Managed Small-Cap Fund	49
Tax-Managed International Fund	63

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
Common Stock (46.7%)
Consumer Discretionary (4.6%)
	McDonald’s Corp.	30,309	1,786
	The Walt Disney Co.	50,550	1,632
	Time Warner, Inc.	94,240	1,556
*	Comcast Corp. Class A	73,304	1,339
	News Corp., Class A	60,700	1,244
	Home Depot, Inc.	44,000	1,185
	Target Corp.	22,300	1,115
	Lowe’s Cos., Inc.	40,800	923
*	Viacom Inc. Class B	18,558	815
	NIKE, Inc. Class B	11,400	732
*	Amazon.com, Inc.	7,300	676
	Yum! Brands, Inc.	17,200	658
	Best Buy Co., Inc.	10,875	573
	Harrah’s Entertainment, Inc.	6,382	566
	Staples, Inc.	24,355	562
	CBS Corp.	19,058	519
*	Liberty Media Corp.–
	Capital Series A	4,412	514
	International
	Game Technology	11,600	510
*	Starbucks Corp.	22,800	467
	Johnson Controls, Inc.	12,300	443
	The Gap, Inc.	19,725	420
	Harley-Davidson, Inc.	8,900	416
*	MGM Mirage, Inc.	4,728	397
	Marriott
	International, Inc. Class A	11,600	396
*	Coach, Inc.	12,800	391
*	Liberty Media Corp.–
	Interactive Series A	19,207	366
*	Kohl’s Corp.	7,800	357
	Starwood Hotels &
	Resorts Worldwide, Inc.	7,801	344
	Abercrombie & Fitch Co.	4,300	344
	Nordstrom, Inc.	9,000	331
*	EchoStar Communications
	Corp. Class A	8,757	330
*	Apollo Group, Inc. Class A	4,700	330
*	AutoZone Inc.	2,700	324
	Macy’s Inc.	12,400	321
	Omnicom Group Inc.	6,600	314
*	Bed Bath & Beyond, Inc.	10,500	309
	Tiffany & Co.	6,700	308
	Mattel, Inc.	16,080	306
	TJX Cos., Inc.	9,800	282
*	Sears Holdings Corp.	2,700	276
	Hasbro, Inc.	10,625	272
*	Ford Motor Co.	40,200	271
*	Cablevision Systems
	NY Group Class A	10,594	260
	Clear Channel
	Communications, Inc.	7,520	260
*	O’Reilly Automotive, Inc.	8,000	259
	Black & Decker Corp.	3,700	258

			Market
			Value•
		Shares	($000)
	WABCO Holdings Inc.	5,033	252
	Virgin Media Inc.	14,542	249
*	NVR, Inc.	470	246
	Lamar Advertising Co. Class A	5,000	240
	BorgWarner, Inc.	4,800	232
*	Mohawk Industries, Inc.	3,100	231
*	CarMax, Inc.	11,406	225
	Polo Ralph Lauren Corp.	3,500	216
	Darden Restaurants Inc.	7,750	215
*	Saks Inc.	10,200	212
*	Liberty Global, Inc. Series C	5,446	199
	PetSmart, Inc.	8,400	198
*	Liberty Global, Inc. Class A	5,015	197
*	Discovery Holding Co. Class A	7,682	193
	E.W. Scripps Co. Class A	4,200	189
	Barnes & Noble, Inc.	5,400	186
	Brinker International, Inc.	9,375	183
	Gentex Corp.	10,200	181
	Thor Industries, Inc.	4,700	179
*	AutoNation, Inc.	11,292	177
	Weight Watchers
	International, Inc.	3,800	172
	Williams-Sonoma, Inc.	6,200	161
*	Office Depot, Inc.	11,400	159
	Wyndham Worldwide Corp.	5,919	139
	D. R. Horton, Inc.	10,499	138
	Centex Corp.	5,400	136
	Dillard’s Inc.	7,100	133
	Liz Claiborne, Inc.	6,300	128
*	IAC/InterActiveCorp	4,700	127
*	The Goodyear Tire &
	Rubber Co.	4,400	124
*	DIRECTV Group, Inc.	5,071	117
*	Toll Brothers, Inc.	5,800	116
*	Career Education Corp.	4,500	113
*	Expedia, Inc.	3,568	113
*	The Cheesecake Factory Inc.	4,500	107
	John Wiley & Sons Class A	2,500	107
	Brunswick Corp.	5,600	96
	Jones Apparel Group, Inc.	5,800	93
	Lennar Corp. Class A	5,100	91
	Pulte Homes, Inc.	8,400	89
	Harman International
	Industries, Inc.	900	66
	Hearst-Argyle Television Inc.	2,900	64
	Washington Post Co. Class B	60	47
*	Comcast Corp.
	Special Class A	2,322	42
*	Chico’s FAS, Inc.	4,200	38
	Sherwin-Williams Co.	600	35
	The McGraw-Hill Cos., Inc.	700	31
	Limited Brands, Inc.	1,424	27
*	Sirius Satellite Radio, Inc.	8,300	25
	Foot Locker, Inc.	1,600	22
	Fortune Brands, Inc.	300	22
	Circuit City Stores, Inc.	5,100	21

			Market
			Value•
		Shares	($000)
*	R.H. Donnelley Corp.	579	21
*	Dollar Tree Stores, Inc.	750	19
	International Speedway Corp.	410	17
	Harte-Hanks, Inc.	700	12
	Lennar Corp. Class B	680	11
	Ryland Group, Inc.	300	8
	Newell Rubbermaid, Inc.	218	6
	RadioShack Corp.	300	5
			33,455
Consumer Staples (4.5%)
	The Procter & Gamble Co.	73,005	5,360
	Altria Group, Inc.	42,000	3,174
	PepsiCo, Inc.	39,427	2,993
	Wal-Mart Stores, Inc.	58,600	2,785
	The Coca-Cola Co.	45,000	2,762
	CVS/Caremark Corp.	38,198	1,518
	Walgreen Co.	27,000	1,028
	Kraft Foods Inc.	29,065	948
	Archer-Daniels-Midland Co.	19,921	925
	Costco Wholesale Corp.	12,927	902
	Kimberly-Clark Corp.	9,172	636
	Bunge Ltd.	4,700	547
	Safeway, Inc.	15,934	545
	Anheuser-Busch Cos., Inc.	9,000	471
	Sysco Corp.	14,600	456
	Avon Products, Inc.	10,600	419
	Colgate-Palmolive Co.	5,300	413
	Wm. Wrigley Jr. Co.	6,900	404
	Coca-Cola Enterprises, Inc.	15,500	403
	The Clorox Co.	5,400	352
	The Kroger Co.	12,400	331
*	Energizer Holdings, Inc.	2,894	325
	The Pepsi Bottling Group, Inc.	8,200	324
	Molson Coors
	Brewing Co. Class B	6,000	310
	Church & Dwight, Inc.	5,500	297
*	Constellation Brands, Inc.
	Class A	12,100	286
*	Smithfield Foods, Inc.	9,400	272
	Tyson Foods, Inc.	17,431	267
	Dean Foods Co.	9,950	257
	PepsiAmericas, Inc.	7,600	253
*	Hansen Natural Corp.	5,600	248
	Hormel Foods Corp.	6,000	243
	Corn Products
	International, Inc.	6,300	232
	Del Monte Foods Co.	24,400	231
	Whole Foods Market, Inc.	5,600	228
	Reynolds American Inc.	3,002	198
	Brown-Forman Corp. Class B	2,500	185
	Kellogg Co.	3,200	168
	General Mills, Inc.	2,400	137
	Alberto-Culver Co.	5,450	134
	Wm. Wrigley Jr. Co. Class B	1,500	89
*	Rite Aid Corp.	22,300	62
	Carolina Group	700	60

			Market
			Value•
		Shares	($000)
	The Estee Lauder Cos. Inc.
	Class A	800	35
	The Hershey Co.	300	12
	Sara Lee Corp.	500	8
	ConAgra Foods, Inc.	100	2
			32,235
Energy (5.8%)
	ExxonMobil Corp.	127,094	11,907
	Chevron Corp.	45,133	4,212
	ConocoPhillips Co.	34,887	3,081
	Schlumberger Ltd.	21,800	2,145
	Devon Energy Corp.	12,246	1,089
	Valero Energy Corp.	15,268	1,069
	Apache Corp.	9,646	1,037
	Occidental Petroleum Corp.	13,004	1,001
	Halliburton Co.	24,200	917
	Anadarko Petroleum Corp.	13,892	913
	Hess Corp.	9,000	908
*	Transocean, Inc.	5,896	844
*	National Oilwell Varco Inc.	10,578	777
	Baker Hughes, Inc.	9,340	758
	XTO Energy, Inc.	14,166	728
	EOG Resources, Inc.	7,800	696
	Williams Cos., Inc.	19,200	687
	Peabody Energy Corp.	10,000	616
	CONSOL Energy, Inc.	8,100	579
	Murphy Oil Corp.	6,700	568
	Noble Corp.	9,400	531
	Smith International, Inc.	7,179	530
	Noble Energy, Inc.	6,500	517
	Marathon Oil Corp.	8,082	492
	ENSCO International, Inc.	7,000	417
*	Cameron International Corp.	8,600	414
	Range Resources Corp.	7,850	403
	Arch Coal, Inc.	7,800	350
*	FMC Technologies Inc.	6,140	348
*	Newfield Exploration Co.	6,400	337
	Tesoro Corp.	6,752	322
	Pioneer Natural Resources Co.	6,500	317
*	Pride International, Inc.	9,300	315
	BJ Services Co.	12,200	296
	Cabot Oil & Gas Corp.	7,200	291
	Rowan Cos., Inc.	6,700	264
*	Plains Exploration &
	Production Co.	4,748	256
	St. Mary Land &
	Exploration Co.	6,600	255
	Chesapeake Energy Corp.	6,300	247
	Spectra Energy Corp.	6,496	168
	Patterson-UTI Energy, Inc.	8,502	166
	Diamond Offshore Drilling, Inc.	500	71
	Cimarex Energy Co.	1,500	64
*	Patriot Coal Corp.	1,000	42
	El Paso Corp.	2,400	41
	Overseas Shipholding
	Group Inc.	100	7

			Market
			Value•
		Shares	($000)
*	Weatherford International Ltd.	100	7
*	Grant Prideco, Inc.	115	6
			42,006
Financials (7.7%)
	Bank of America Corp.	98,435	4,061
	American
	International Group, Inc.	53,606	3,125
	JPMorgan Chase & Co.	70,516	3,078
	Citigroup, Inc.	95,997	2,826
	The Goldman
	Sachs Group, Inc.	9,700	2,086
	Wells Fargo & Co.	68,000	2,053
	Wachovia Corp.	43,050	1,637
	American Express Co.	26,733	1,391
	U.S. Bancorp	41,500	1,317
	Merrill Lynch & Co., Inc.	22,050	1,184
	Morgan Stanley	21,960	1,166
	Prudential Financial, Inc.	12,441	1,158
	Fannie Mae	24,900	996
	Lehman Brothers
	Holdings, Inc.	14,728	964
	CME Group, Inc.	1,400	960
	State Street Corp.	11,776	956
	AFLAC Inc.	14,400	902
	MetLife, Inc.	13,600	838
	Charles Schwab Corp.	31,805	813
	Bank of New York
	Mellon Corp.	15,600	761
	Loews Corp.	13,800	695
	Franklin Resources Corp.	5,300	606
	Capital One Financial Corp.	12,800	605
	The Allstate Corp.	9,400	491
	Progressive Corp. of Ohio	25,400	487
	Nymex Holdings Inc.	3,500	468
	The Hartford Financial
	Services Group Inc.	5,200	453
	Assurant, Inc.	6,400	428
	Ameriprise Financial, Inc.	7,180	396
	ProLogis REIT	6,064	384
	Simon Property
	Group, Inc. REIT	4,400	382
	The Travelers Cos., Inc.	6,889	371
	Leucadia National Corp.	7,600	358
	Commerce Bancorp, Inc.	9,100	347
	Bear Stearns Co., Inc.	3,900	344
	The Principal
	Financial Group, Inc.	4,900	337
	Host Hotels &
	Resorts Inc. REIT	19,475	332
	Torchmark Corp.	5,400	327
	Freddie Mac	9,500	324
	Janus Capital Group Inc.	9,834	323
	Eaton Vance Corp.	7,100	322
	Plum Creek
	Timber Co. Inc. REIT	6,900	318

			Market
			Value•
		Shares	($000)
	Avalonbay
	Communities, Inc. REIT	3,300	311
	Moody’s Corp.	8,500	303
	Washington Mutual, Inc.	22,159	302
	SLM Corp.	14,900	300
	AMB Property Corp. REIT	5,200	299
*	Markel Corp.	600	295
*	CB Richard Ellis Group, Inc.	13,650	294
	W.R. Berkley Corp.	9,750	291
	White Mountains
	Insurance Group Inc.	540	278
	SEI Investments Co.	8,600	277
	Federated Investors, Inc.	6,700	276
	M & T Bank Corp.	3,300	269
	Genworth Financial Inc.	10,200	260
*	Affiliated Managers Group, Inc.	2,200	258
	Raymond James Financial, Inc.	7,850	256
	Commerce Bancshares, Inc.	5,661	254
	MGIC Investment Corp.	11,300	253
*	Arch Capital Group Ltd.	3,600	253
	StanCorp Financial Group, Inc.	5,000	252
	HCC Insurance Holdings, Inc.	8,700	250
	Forest City Enterprise Class A	5,600	249
	The Hanover
	Insurance Group Inc.	5,400	247
	The St. Joe Co.	6,800	241
*	Philadelphia
	Consolidated Holding Corp.	6,000	236
	Brown & Brown, Inc.	9,800	230
	Sovereign Bancorp, Inc.	20,175	230
	Transatlantic Holdings, Inc.	3,150	229
*	Alleghany Corp.	569	229
	American Financial Group, Inc.	7,650	221
	Jones Lang LaSalle Inc.	3,100	221
	Unum Group	9,100	216
	SL Green Realty Corp. REIT	2,300	215
*	TFS Financial Corp.	18,000	215
	Zions Bancorp	4,600	215
	Reinsurance Group
	of America, Inc.	4,000	210
	BOK Financial Corp.	4,040	209
	City National Corp.	3,500	208
	Legg Mason Inc.	2,800	205
	Radian Group, Inc.	17,500	204
*	Conseco, Inc.	16,200	204
	Jefferies Group, Inc.	8,700	201
	CIT Group Inc.	8,300	199
	First Citizens
	BancShares Class A	1,367	199
	Wesco Financial Corp.	480	195
	Thornburg
	Mortgage, Inc. REIT	21,100	195
	East West Bancorp, Inc.	7,900	191
	Apartment Investment &
	Management Co.
	Class A REIT	5,400	188

			Market
			Value•
		Shares	($000)
	CNA Financial Corp.	5,400	182
	Hudson City Bancorp, Inc.	12,000	180
	The PMI Group Inc.	13,400	178
	Discover Financial Services	10,980	166
	Camden Property Trust REIT	3,400	164
	Countrywide Financial Corp.	18,198	163
	SunTrust Banks, Inc.	2,600	162
	BRE Properties Inc.
	Class A REIT	4,000	162
	BB&T Corp.	5,000	153
	Invesco, Ltd.	4,500	141
	Marshall & Ilsley Corp.	4,800	127
*	AmeriCredit Corp.	9,800	125
	Ambac Financial Group, Inc.	4,750	122
	Regions Financial Corp.	5,000	118
	BlackRock, Inc.	500	108
	MBIA, Inc.	5,600	104
	Douglas Emmett, Inc. REIT	4,000	90
	NYSE Euronext	1,000	88
	PNC Financial Services Group	1,000	66
	National City Corp.	3,520	58
*	TD Ameritrade Holding Corp.	2,200	44
*	IntercontinentalExchange Inc.	200	39
	Aon Corp.	700	33
	The Chubb Corp.	600	33
	IndyMac Bancorp, Inc.	5,400	32
	Safeco Corp.	500	28
	Cullen/Frost Bankers, Inc.	400	20
	Webster Financial Corp.	500	16
	CapitalSource Inc. REIT	429	8
	First Horizon National Corp.	300	5
	Allied World
	Assurance Holdings, Ltd.	100	5
			55,623
Health Care (5.8%)
	Johnson & Johnson	67,232	4,484
	Pfizer Inc.	138,110	3,139
	Merck & Co., Inc.	41,200	2,394
	UnitedHealth Group Inc.	31,874	1,855
	Abbott Laboratories	26,500	1,488
	Medtronic, Inc.	29,300	1,473
*	WellPoint Inc.	16,225	1,423
*	Amgen, Inc.	28,524	1,325
*	Gilead Sciences, Inc.	26,000	1,196
	Schering-Plough Corp.	39,800	1,060
	Wyeth	21,600	955
*	Genentech, Inc.	13,264	890
	Aetna Inc.	15,276	882
*	Medco Health Solutions, Inc.	8,481	860
*	Thermo Fisher Scientific, Inc.	12,903	744
	Eli Lilly & Co.	13,500	721
	Stryker Corp.	9,549	714
	Bristol-Myers Squibb Co.	26,500	703
	McKesson Corp.	10,000	655
*	Genzyme Corp.	8,780	654

			Market
			Value•
		Shares	($000)
	Cardinal Health, Inc.	11,290	652
	Allergan, Inc.	9,900	636
*	Express Scripts Inc.	8,400	613
	CIGNA Corp.	10,300	553
*	Biogen Idec Inc.	9,660	550
*	Celgene Corp.	11,400	527
*	Zimmer Holdings, Inc.	7,470	494
*	Humana Inc.	6,500	490
*	St. Jude Medical, Inc.	11,368	462
*	Forest Laboratories, Inc.	12,200	445
*	Waters Corp.	5,300	419
*	Coventry Health Care Inc.	7,050	418
*	Laboratory Corp. of
	America Holdings	5,200	393
	Baxter International, Inc.	6,400	372
	AmerisourceBergen Corp.	8,248	370
	Quest Diagnostics, Inc.	6,900	365
	DENTSPLY International Inc.	8,100	365
*	Varian Medical Systems, Inc.	6,700	349
*	Hospira, Inc.	8,060	344
	Applera Corp.-Applied
	Biosystems Group	9,800	332
*	Henry Schein, Inc.	5,200	319
	Covidien Ltd.	7,200	319
*	Barr Pharmaceuticals Inc.	5,775	307
	Pharmaceutical
	Product Development, Inc.	7,500	303
	Beckman Coulter, Inc.	4,100	299
*	Invitrogen Corp.	3,000	280
	Mylan Inc.	19,850	279
*	Millipore Corp.	3,700	271
	IMS Health, Inc.	11,376	262
	PerkinElmer, Inc.	9,600	250
*	Techne Corp.	3,500	231
*	Patterson Cos.	6,600	224
*	Boston Scientific Corp.	18,300	213
*	Lincare Holdings, Inc.	5,700	200
	Universal Health Services
	Class B	3,400	174
*	Endo Pharmaceuticals
	Holdings, Inc.	6,500	173
	Becton, Dickinson & Co.	1,684	141
*	Health Net Inc.	2,900	140
	Omnicare, Inc.	5,700	130
*	Sepracor Inc.	4,900	129
*	Watson Pharmaceuticals, Inc.	2,600	71
	Health Management
	Associates Class A	9,612	57
*	Covance, Inc.	600	52
	C.R. Bard, Inc.	400	38
	Cooper Cos., Inc.	300	11
*	King Pharmaceuticals, Inc.	800	8
*	Abraxis BioScience	62	4
*	APP Pharmaceuticals, Inc.	250	3
			41,652

			Market
			Value•
		Shares	($000)
Industrials (5.6%)
	General Electric Co.	221,909	8,226
	United Technologies Corp.	24,876	1,904
	The Boeing Co.	19,420	1,699
	3M Co.	14,600	1,231
	Lockheed Martin Corp.	9,703	1,021
	General Dynamics Corp.	11,400	1,014
	United Parcel Service, Inc.	12,200	863
	Illinois Tool Works, Inc.	14,600	782
	FedEx Corp.	8,700	776
	Union Pacific Corp.	5,959	749
	Caterpillar, Inc.	10,000	726
	Danaher Corp.	7,950	698
	CSX Corp.	14,800	651
	Norfolk Southern Corp.	12,600	636
	Precision Castparts Corp.	4,457	618
	Honeywell International Inc.	9,800	603
	Waste Management, Inc.	16,901	552
	Emerson Electric Co.	9,200	521
	Cummins Inc.	3,912	498
*	McDermott International, Inc.	8,400	496
*	Jacobs Engineering Group Inc.	5,100	488
	L-3 Communications
	Holdings, Inc.	4,600	487
	Fluor Corp.	3,324	484
	ITT Industries, Inc.	7,100	469
	Deere & Co.	5,000	466
	Northrop Grumman Corp.	5,918	465
*	Foster Wheeler Ltd.	3,000	465
	Rockwell Collins, Inc.	6,400	461
	C.H. Robinson Worldwide Inc.	7,669	415
	Expeditors International of
	Washington, Inc.	8,600	384
*	AGCO Corp.	5,600	381
	Southwest Airlines Co.	30,318	370
	Parker Hannifin Corp.	4,900	369
	The Manitowoc Co., Inc.	7,300	356
	SPX Corp.	3,400	350
	Flowserve Corp.	3,600	346
*	Terex Corp.	5,200	341
	W.W. Grainger, Inc.	3,800	333
*	Stericycle, Inc.	5,500	327
	Ametek, Inc.	6,950	326
	Burlington Northern
	Santa Fe Corp.	3,838	319
	Roper Industries Inc.	5,000	313
	Republic Services, Inc. Class A	9,700	304
	The Dun & Bradstreet Corp.	3,400	301
*	Alliant Techsystems, Inc.	2,544	289
*	General Cable Corp.	3,900	286
	Tyco International, Ltd.	7,200	285
	J.B. Hunt
	Transport Services, Inc.	10,100	278
*	Shaw Group, Inc.	4,600	278
*	URS Corp.	5,000	272
	Fastenal Co.	6,700	271

			Market
			Value•
		Shares	($000)
	Equifax, Inc.	7,400	269
	IDEX Corp.	7,200	260
	Oshkosh Truck Corp.	5,500	260
	The Brink’s Co.	4,300	257
*	Thomas & Betts Corp.	5,000	245
	Manpower Inc.	4,300	245
*	USG Corp.	6,600	236
	Trinity Industries, Inc.	8,480	235
	The Toro Co.	4,300	234
	DRS Technologies, Inc.	4,300	233
	Robert Half International, Inc.	8,200	222
	Graco, Inc.	5,900	220
	Donaldson Co., Inc.	4,600	213
	Trane, Inc.	4,300	201
*	Owens Corning Inc.	9,700	196
	Rockwell Automation, Inc.	2,400	166
*	Spirit Aerosystems
	Holdings Inc.	4,500	155
	UTI Worldwide, Inc.	7,900	155
	Cintas Corp.	4,550	153
	Landstar System, Inc.	3,225	136
	Raytheon Co.	1,900	115
*	Allied Waste Industries, Inc.	9,800	108
	Joy Global Inc.	1,000	66
	Ryder System, Inc.	1,400	66
	Carlisle Co., Inc.	1,400	52
	PACCAR, Inc.	900	49
*	Avis Budget Group, Inc.	2,959	38
	Pall Corp.	800	32
*	WESCO International, Inc.	500	20
*	Gardner Denver Inc.	600	20
	Pentair, Inc.	500	17
*	Quanta Services, Inc.	300	8
			40,425
Information Technology (7.8%)
	Microsoft Corp.	188,900	6,725
*	Apple Inc.	20,713	4,103
*	Cisco Systems, Inc.	142,400	3,855
	International Business
	Machines Corp.	32,047	3,464
	Hewlett-Packard Co.	64,312	3,247
*	Google Inc.	4,610	3,188
	Intel Corp.	117,700	3,138
*	Oracle Corp.	94,900	2,143
	QUALCOMM Inc.	41,100	1,617
	Texas Instruments, Inc.	37,600	1,256
	Corning, Inc.	42,200	1,012
	Motorola, Inc.	62,706	1,006
*	EMC Corp.	51,900	962
*	Dell Inc.	37,700	924
*	eBay Inc.	23,400	777
	Automatic Data
	Processing, Inc.	16,600	739
*	Adobe Systems, Inc.	17,000	726
	Applied Materials, Inc.	40,451	718
*	Yahoo! Inc.	29,200	679

			Market
			Value•
		Shares	($000)
*	NVIDIA Corp.	17,900	609
	Western Union Co.	22,314	542
*	Symantec Corp.	29,862	482
*	Electronic Arts Inc.	8,143	476
*	Autodesk, Inc.	9,400	468
	Xerox Corp.	27,700	448
*	Intuit, Inc.	13,800	436
*	Fiserv, Inc.	7,625	423
	Amphenol Corp.	9,100	422
	Electronic Data
	Systems Corp.	19,500	404
*	Sun Microsystems, Inc.	21,250	385
*	Iron Mountain, Inc.	10,175	377
	KLA-Tencor Corp.	7,600	366
	Analog Devices, Inc.	11,434	363
*	Agilent Technologies, Inc.	9,844	362
*	BMC Software, Inc.	10,100	360
	Paychex, Inc.	9,850	357
*	Citrix Systems, Inc.	9,200	350
*	Broadcom Corp.	13,350	349
	Altera Corp.	17,200	332
*	Network Appliance, Inc.	12,912	322
	National Semiconductor Corp.	13,800	312
*	Mettler-Toledo
	International Inc.	2,700	307
*	DST Systems, Inc.	3,600	297
*	Arrow Electronics, Inc.	7,500	295
*	Avnet, Inc.	8,100	283
*	Computer Sciences Corp.	5,700	282
*	LAM Research Corp.	6,500	281
	Microchip Technology, Inc.	8,800	276
	Tyco Electronics Ltd.	7,200	267
	Linear Technology Corp.	8,200	261
	Global Payments Inc.	5,200	242
	Intersil Corp.	9,800	240
*	Affiliated Computer
	Services, Inc. Class A	5,300	239
*	Compuware Corp.	26,600	236
	Molex, Inc.	8,466	231
	Fidelity National
	Information Services, Inc.	5,500	229
*	Teradata Corp.	8,336	229
*	Ingram Micro, Inc. Class A	12,100	218
*	Cadence Design Systems, Inc.	12,400	211
*	NeuStar, Inc. Class A	7,302	209
*	NCR Corp.	8,336	209
	Total System Services, Inc.	6,900	193
	Fair Isaac, Inc.	5,800	186
*	Lexmark International, Inc.	4,500	157
	CA, Inc.	5,930	148
*	Tellabs, Inc.	22,600	148
*	Western Digital Corp.	4,800	145
	AVX Corp.	10,700	144
	Jabil Circuit, Inc.	9,100	139
	Harris Corp.	2,100	132
*	Synopsys, Inc.	4,800	124

			Market
			Value•
		Shares	($000)
*	Advanced Micro Devices, Inc.	15,000	113
*	BEA Systems, Inc.	6,100	96
	Broadridge Financial
	Solutions LLC	4,275	96
*	ADC Telecommunications, Inc.	5,528	86
*	Teradyne, Inc.	8,000	83
*	LSI Corp.	14,400	76
*	Tech Data Corp.	1,400	53
*	Convergys Corp.	3,100	51
	Accenture Ltd.	1,300	47
	Xilinx, Inc.	1,900	42
*	Metavante Technologies	1,600	37
*	Novellus Systems, Inc.	1,000	28
	MasterCard, Inc. Class A	100	22
*	Micron Technology, Inc.	2,600	19
*	Unisys Corp.	200	1
*	Sanmina-SCI Corp.	508	1
			56,633
Materials (1.7%)
	Monsanto Co.	12,008	1,341
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	10,387	1,064
	Praxair, Inc.	9,500	843
	E.I. du Pont de Nemours & Co.	16,900	745
	Newmont Mining Corp.
	(Holding Co.)	13,289	649
*	The Mosaic Co.	6,800	642
	Nucor Corp.	10,400	616
	United States Steel Corp.	4,600	556
	Alcoa Inc.	14,588	533
	Dow Chemical Co.	13,500	532
	Ecolab, Inc.	7,900	405
*	Owens-Illinois, Inc.	8,159	404
	Sigma-Aldrich Corp.	7,000	382
	Steel Dynamics, Inc.	6,400	381
	Allegheny Technologies Inc.	4,100	354
	Celanese Corp. Series A	7,800	330
	Martin Marietta Materials, Inc.	2,286	303
	Airgas, Inc.	5,500	287
	Reliance Steel &
	Aluminum Co.	5,100	276
	Cleveland-Cliffs Inc.	2,700	272
	Nalco Holding Co.	10,600	256
	Cytec Industries, Inc.	4,100	253
*	Pactiv Corp.	9,100	242
	Sealed Air Corp.	9,200	213
	Scotts Miracle-Gro Co.	5,300	198
*	AK Steel Holding Corp.	4,200	194
	Westlake Chemical Corp.	7,500	142
*	Smurfit-Stone Container Corp.	7,388	78
*	Crown Holdings, Inc.	1,100	28
	Vulcan Materials Co.	334	26
	Albemarle Corp.	600	25
	Ball Corp.	500	23
	Ashland, Inc.	300	14
			12,607

			Market
			Value•
		Shares	($000)
Telecommunication Services (1.6%)
	AT&T Inc.	129,066	5,364
	Verizon Communications Inc.	55,000	2,403
	Sprint Nextel Corp.	77,177	1,013
*	Crown Castle International Corp.	10,500	437
*	Qwest Communications International Inc.	62,200	436
	Embarq Corp.	6,858	340
	CenturyTel, Inc.	7,175	298
*	SBA Communications Corp.	8,100	274
*	U.S. Cellular Corp.	2,450	206
	Telephone & Data Systems, Inc.–
	Special Common Shares	3,000	173
*	American Tower Corp. Class A	3,600	153
	Telephone & Data Systems, Inc.	2,200	138
*	Level 3 Communications, Inc.	33,900	103
	Windstream Corp.	7,139	93
	Citizens Communications Co.	937	12
			11,443
Utilities (1.6%)
	Exelon Corp.	9,600	784
	PPL Corp.	12,300	641
	Constellation Energy Group, Inc.	5,900	605
	Edison International	10,800	576
	Sempra Energy	9,267	573
*	AES Corp.	24,600	526
	PG&E Corp.	12,200	526
	Allegheny Energy, Inc.	7,211	459
*	NRG Energy, Inc.	10,000	433
	Questar Corp.	7,876	426
*	Mirant Corp.	10,454	407
*	Reliant Energy, Inc.	15,100	396
	Equitable Resources, Inc.	6,300	336
	Wisconsin Energy Corp.	6,800	331
	Energen Corp.	4,900	315
	CenterPoint Energy Inc.	18,191	312
	MDU Resources Group, Inc.	11,150	308
	Sierra Pacific Resources	18,017	306
	CMS Energy Corp.	16,901	294
	NSTAR	7,900	286
	Integrys Energy Group, Inc.	5,400	279
	Northeast Utilities	8,900	279
	Duke Energy Corp.	12,992	262
	Southern Co.	6,600	256
	Southern Union Co.	8,400	247
	FPL Group, Inc.	3,500	237
	Aqua America, Inc.	11,100	235
*	Dynegy, Inc.	30,900	221
	Dominion Resources, Inc.	4,308	204
	Public Service Enterprise Group, Inc.	1,000	98
	SCANA Corp.	1,400	59
	FirstEnergy Corp.	700	51
	Entergy Corp.	400	48
	NiSource, Inc.	1,077	20
			11,336
Total Common Stocks
(Cost 187,336)			337,415

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (52.6%)
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	1,695	1,799

Arizona (2.8%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,129
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,383
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23 (1)	4,585	4,866
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/15 (3)	5,525	5,998
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	5,000	5,056
				20,432
California (2.5%)
California GO	6.000%	2/1/16	2,000	2,299
California Public Works Board
Lease Rev. (Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,570
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	4,065	4,445

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	3,000	3,273
California State Econ. Recovery Bonds	5.000%	7/1/15	2,100	2,279
Los Angeles CA USD GO	6.000%	7/1/08 (3)	1,000	1,015
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	3,000	3,136
				18,017
Colorado (1.7%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13 (2)(Prere.)	3,750	4,134
Colorado Springs CO Util. System Rev.	5.375%	11/15/13	2,775	2,979
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23 (3)	5,025	5,220
				12,333
District of Columbia (0.4%)
District of Columbia Univ. Rev.
(George Washington Univ.)	6.000%	9/15/11 (1)	3,000	3,166

Florida (2.3%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	5,000	5,467
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	3,565	3,789
Florida Turnpike Auth. Rev.	5.250%	7/1/09 (3)	485	495
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (3)	825	842
Orange County FL School Board VRDO	3.670%	1/2/08 (1)	2,700	2,700
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	2,435	2,563
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.000%	11/15/09 (1)	1,000	1,032
				16,888
Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (3)	3,370	3,563
Georgia GO	5.500%	7/1/14	4,000	4,499
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (1)	3,000	3,329
				11,391
Hawaii (1.5%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	1,870	2,005
Hawaii GO	5.000%	10/1/24 (1)	3,000	3,142
Honolulu HI City & County GO	5.000%	7/1/19 (4)	2,000	2,175
Honolulu HI City & County GO	5.000%	7/1/20 (4)	3,205	3,464
				10,786
Illinois (1.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	2,380	2,055
Illinois GO	5.250%	8/1/12 (1)	3,700	4,004
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,455
				9,514
Indiana (1.1%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	3,290	3,234
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (1)	4,440	4,796
				8,030
Louisiana (0.9%)
Louisiana GO	5.500%	5/15/15 (3)	2,665	2,830
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	3,260	3,340
				6,170
Maryland (2.1%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17 (2)	2,240	2,425
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	2,365	2,544

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,350
Maryland Dept. of Transp.	5.000%	3/1/13	5,400	5,842
Maryland GO	5.500%	8/1/08	2,250	2,283
				15,444
Massachusetts (3.7%)
Chelsea MA GO	5.500%	6/15/11 (2)	740	755
Chelsea MA GO	5.500%	6/15/12 (2)	735	750
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09 (Prere.)	1,695	1,751
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	5,000	5,494
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,364
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (1)	3,500	4,057
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,217
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	1,880	1,956
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/17 (1)	1,000	1,023
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System) VRDO	3.400%	1/7/08	1,000	1,000
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	415	438
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	1,365	1,437
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/17 (4)	3,000	3,372
				26,614
Michigan (1.7%)
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,019
Michigan Building Auth. Rev.	5.125%	10/15/08 (Prere.)	3,015	3,065
Michigan Hosp. Finance Auth. Rev.
(Ascension Health)	5.000%	11/1/12	4,735	5,006
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,281
				12,371
Minnesota (0.6%)
Minnesota GO	5.000%	6/1/12	3,730	4,000

Mississippi (0.8%)
Mississippi GO	5.500%	12/1/18	2,750	3,146
Mississippi GO	5.500%	12/1/19	2,000	2,292
				5,438
Missouri (1.7%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	4,410	4,625
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,277
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,151
				12,053
Nebraska (0.0%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	135	136
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	40	40
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	25	25
Nebraska Public Power Dist. Rev.	5.250%	1/1/08 (1)(Prere.)	100	101
Nebraska Public Power Dist. Rev.	5.250%	1/1/11 (1)	50	51
				353

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.8%)
Clark County NV School Dist. GO	5.000%	6/15/18	5,190	5,664

New Jersey (1.7%)
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,230
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/08 (Prere.)	1,555	1,569
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	330	365
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	1,440	1,592
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	625	691
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	4,000	4,563
				12,010
New York (5.6%)
Erie County NY GO	6.125%	1/15/11 (3)	610	661
Hempstead NY GO	5.625%	2/1/11 (3)	685	686
Huntington NY GO	6.700%	2/1/10 (3)	375	402
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	2,000	2,090
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,251
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,208
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,249
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	3,305	3,545
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,173
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,532
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/23 (1)	4,000	4,265
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/24 (1)	3,800	4,036
New York State Thruway Auth. Rev.	5.000%	1/1/21 (1)	8,490	9,155
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,310
				40,563
North Carolina (0.6%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,496
North Carolina GO	5.000%	3/1/20	2,000	2,140
				4,636
Ohio (4.8%)
Buckeye OH Tobacco
Settlement Financing Corp. Rev.	5.125%	6/1/24	1,600	1,512
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	2,250	2,311
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (3)	5,000	5,290
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.750%	1/2/08	3,400	3,400
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	1,775	1,814
Ohio Common Schools GO VRDO	3.370%	1/7/08	400	400
Ohio Common Schools GO VRDO	3.400%	1/7/08	545	545
Ohio Common Schools GO VRDO	3.410%	1/7/08	485	485
Ohio GO	5.500%	2/1/19	2,000	2,297
Ohio Higher Educ. GO	5.000%	2/1/25	1,160	1,214
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,414
Ohio State Conservation Projects GO	5.000%	3/1/17	3,885	4,194
Ohio State Univ. General Receipts Rev. VRDO	3.420%	1/7/08	400	400

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	5,000	5,423
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.) VRDO	3.430%	1/7/08 LOC	600	600
				34,299
Oklahoma (0.4%)
Oklahoma State Capitol
Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	3,000	3,131

Oregon (0.3%)
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,400	2,503

Pennsylvania (2.0%)
Pennsylvania GO	5.250%	2/1/12 (3)	3,500	3,765
Pennsylvania GO	5.000%	9/1/14 (4)	3,000	3,280
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (2)(Prere.)	115	118
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)(ETM)	420	433
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)	195	201
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	30	31
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	319
Philadelphia PA Airport Parking Auth.	5.750%	9/1/08 (2)	1,150	1,169
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	3,500	3,703
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09 (1)	1,000	1,049
				14,068
Puerto Rico (0.9%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,642
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	3,000	3,705
				6,347
South Carolina (1.5%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	2,610	2,699
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (3)	4,000	1,844
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,700	6,245
				10,788
Tennessee (1.4%)
Metro. Govt. of Nashville & Davidson
County TN Water & Sewer Rev.	6.500%	1/1/09 (3)	2,000	2,065
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,500	7,734
				9,799
Texas (4.7%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10 (1)(Prere.)	2,200	2,331
Dallas TX Civic Center Refunding &
Improvement Rev.	4.600%	8/15/09 (1)	110	112
Dallas TX Civic Center Refunding &
Improvement Rev.	4.700%	8/15/10 (1)	815	831
Houston TX Water & Sewer System Rev.	0.000%	12/1/08 (2)	2,750	2,671
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph’s Health System)	5.000%	7/1/08 (4)	1,645	1,661
San Antonio TX Electric & Gas Rev.	5.125%	2/1/09	1,000	1,022
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	3,405	3,607
San Antonio TX GO	5.000%	8/1/18	5,470	5,976
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27 (1)	3,635	3,839
San Antonio TX Water Rev.	6.500%	5/15/10 (1)(ETM)	75	78
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	5,260	5,769

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	160	147
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/18	4,900	5,507
				33,551
Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	3,000	3,178
Washington GO	6.000%	6/1/12	1,000	1,109
				4,287
Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,466
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,449
				2,915
Total Municipal Bonds (Cost $372,248)				379,360
Total Investments (99.3%) (Cost $559,584)				716,775
Other Assets and Liabilities (0.7%)
Other Assets—Note B				7,577
Liabilities				(2,513)
				5,064
Net Assets (100%)
Applicable to 35,289,357 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				721,839
Net Asset Value Per Share				$20.45

At December 31, 2007, net assets consisted of:[1]
			Amount	Per
			($000)	Share
Paid-in Capital			582,309	$16.50
Overdistributed Net Investment Income			(995)	(.03)
Accumulated Net Realized Losses			(16,666)	(.47)
Unrealized Appreciation			157,191	4.45
Net Assets			721,839	$20.45

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

For a key to abbreviations and other references, see page 14.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.5%)
	McDonald’s Corp.	305,775	18,013
	The Walt Disney Co.	492,212	15,889
	Time Warner, Inc.	934,671	15,431
*	Comcast Corp. Class A	788,992	14,407
	News Corp., Class A	598,044	12,254
	Home Depot, Inc.	436,452	11,758
	Target Corp.	214,836	10,742
	Lowe’s Cos., Inc.	378,188	8,555
*	Viacom Inc. Class B	167,736	7,367
*	Amazon.com, Inc.	79,521	7,367
	NIKE, Inc. Class B	99,372	6,384
	Johnson Controls, Inc.	152,727	5,504
	Yum! Brands, Inc.	131,460	5,031
	Carnival Corp.	112,967	5,026
	Best Buy Co., Inc.	90,218	4,750
	CBS Corp.	174,128	4,745
	Clear Channel
	Communications, Inc.	127,968	4,417
	Harrah’s Entertainment, Inc.	48,607	4,314
*	DIRECTV Group, Inc.	184,500	4,266
	Staples, Inc.	183,540	4,234
	Omnicom Group Inc.	84,422	4,013
*	Starbucks Corp.	188,941	3,868
	The McGraw-Hill Cos., Inc.	85,079	3,727
*	Kohl’s Corp.	80,971	3,708
*	Ford Motor Co.	545,794	3,673
	General Motors Corp.	145,416	3,619
	International
	Game Technology	80,978	3,557
	TJX Cos., Inc.	112,968	3,246
	Harley-Davidson, Inc.	62,427	2,916
*	Coach, Inc.	95,009	2,905
	Macy’s Inc.	111,454	2,883
	Fortune Brands, Inc.	39,320	2,845
	Marriott
	International, Inc. Class A	80,776	2,761
	The Gap, Inc.	120,410	2,562
	J.C. Penney Co., Inc.
	(Holding Co.)	56,975	2,506
*	Apollo Group, Inc. Class A	35,585	2,496
	Gannett Co., Inc.	60,025	2,341
	Starwood Hotels &
	Resorts Worldwide, Inc.	51,208	2,255
*	GameStop Corp. Class A	32,987	2,049
	Genuine Parts Co.	43,718	2,024
*	Bed Bath & Beyond, Inc.	68,414	2,011
*	Sears Holdings Corp.	18,788	1,917
	Newell Rubbermaid, Inc.	71,109	1,840
	Mattel, Inc.	94,316	1,796
	Abercrombie & Fitch Co.	22,308	1,784
	Nordstrom, Inc.	48,536	1,783
*	The Goodyear Tire &
	Rubber Co.	62,043	1,751
*	Expedia, Inc.	53,726	1,699

			Market
			Value•
		Shares	($000)
	Whirlpool Corp.	19,992	1,632
	Tiffany & Co.	35,183	1,619
	Eastman Kodak Co.	73,616	1,610
	VF Corp.	22,902	1,572
	Sherwin-Williams Co.	26,934	1,563
	H & R Block, Inc.	83,498	1,551
	Limited Brands, Inc.	80,168	1,518
*	AutoZone Inc.	11,382	1,365
*	IAC/InterActiveCorp	47,595	1,281
	Harman
	International Industries, Inc.	15,581	1,148
	Black & Decker Corp.	16,086	1,120
	Wyndham Worldwide Corp.	45,996	1,084
	Washington Post Co. Class B	1,328	1,051
	E.W. Scripps Co. Class A	23,061	1,038
	The Stanley Works	21,266	1,031
	Darden Restaurants Inc.	36,311	1,006
*	Interpublic
	Group of Cos., Inc.	120,789	980
*	Office Depot, Inc.	69,897	972
	Hasbro, Inc.	37,905	970
	Polo Ralph Lauren Corp.	15,435	954
	D. R. Horton, Inc.	70,415	927
	Leggett & Platt, Inc.	45,181	788
	Centex Corp.	31,106	786
	Snap-On Inc.	14,967	722
	Family Dollar Stores, Inc.	37,176	715
	New York Times Co. Class A	37,002	649
	Lennar Corp. Class A	35,569	636
	Wendy’s International, Inc.	22,311	577
	Pulte Homes, Inc.	54,124	570
	RadioShack Corp.	33,756	569
*	AutoNation, Inc.	35,749	560
	Meredith Corp.	9,925	546
	Liz Claiborne, Inc.	26,238	534
	KB Home	19,722	426
	OfficeMax, Inc.	19,330	399
	Brunswick Corp.	22,566	385
*	Big Lots Inc.	23,352	373
	Jones Apparel Group, Inc.	21,740	348
	Dillard’s Inc.	15,506	291
	Circuit City Stores, Inc.	42,700	179
*	Comcast Corp.
	Special Class A	4,732	86
*	Viacom Inc. Class A	1,900	84
	CBS Corp. Class A	1,900	52
	News Corp., Class B	200	4
			281,260
Consumer Staples (10.2%)
	The Procter & Gamble Co.	801,951	58,879
	Altria Group, Inc.	543,875	41,106
	PepsiCo, Inc.	415,634	31,547
	The Coca-Cola Co.	513,217	31,496
	Wal-Mart Stores, Inc.	610,184	29,002
	CVS/Caremark Corp.	381,939	15,182
	Kraft Foods Inc.	400,008	13,052

			Market
			Value•
		Shares	($000)
	Colgate-Palmolive Co.	131,848	10,279
	Anheuser-Busch Cos., Inc.	189,717	9,930
	Walgreen Co.	256,494	9,767
	Costco Wholesale Corp.	112,002	7,813
	Archer-Daniels-Midland Co.	166,314	7,722
	Kimberly-Clark Corp.	109,402	7,586
	General Mills, Inc.	87,355	4,979
	Sysco Corp.	156,755	4,892
	The Kroger Co.	176,147	4,705
	Avon Products, Inc.	111,221	4,397
	Safeway, Inc.	114,475	3,916
	H.J. Heinz Co.	82,123	3,834
	Kellogg Co.	68,273	3,580
	ConAgra Foods, Inc.	125,957	2,997
	Sara Lee Corp.	186,258	2,991
	Reynolds American Inc.	44,000	2,902
	Wm. Wrigley Jr. Co.	45,294	2,652
	The Clorox Co.	35,658	2,324
	UST, Inc.	40,381	2,213
	Campbell Soup Co.	57,922	2,070
	SuperValu Inc.	54,046	2,028
	Coca-Cola Enterprises, Inc.	73,260	1,907
	Molson Coors Brewing Co.
	Class B	35,050	1,809
	The Hershey Co.	43,335	1,707
	Brown-Forman Corp. Class B	22,204	1,646
	Whole Foods Market, Inc.	35,756	1,459
	The Pepsi Bottling Group, Inc.	36,186	1,428
	The Estee Lauder Cos. Inc.
	Class A	29,537	1,288
	McCormick & Co., Inc.	33,443	1,268
*	Constellation Brands, Inc.
	Class A	49,795	1,177
	Tyson Foods, Inc.	70,433	1,080
	Dean Foods Co.	33,100	856
	Wm. Wrigley Jr. Co. Class B	10,623	627
			340,093
Energy (12.9%)
	ExxonMobil Corp.	1,410,911	132,188
	Chevron Corp.	545,168	50,881
	ConocoPhillips Co.	413,027	36,470
	Schlumberger Ltd.	308,782	30,375
	Occidental Petroleum Corp.	213,880	16,467
*	Transocean, Inc.	82,120	11,755
	Marathon Oil Corp.	183,378	11,160
	Devon Energy Corp.	115,106	10,234
	Valero Energy Corp.	142,360	9,969
	Apache Corp.	85,370	9,181
	Halliburton Co.	227,828	8,637
	Anadarko Petroleum Corp.	120,686	7,928
	Hess Corp.	71,951	7,257
*	National Oilwell Varco Inc.	92,244	6,776
	Baker Hughes, Inc.	82,210	6,667
	XTO Energy, Inc.	125,138	6,427
*	Weatherford International Ltd.	87,236	5,984
	EOG Resources, Inc.	63,661	5,682

			Market
			Value•
		Shares	($000)
	Williams Cos., Inc.	153,335	5,486
	Chesapeake Energy Corp.	117,516	4,607
	Peabody Energy Corp.	68,280	4,209
	Spectra Energy Corp.	162,475	4,195
	Murphy Oil Corp.	48,531	4,117
	Noble Corp.	69,048	3,902
	Smith International, Inc.	51,585	3,810
	Noble Energy, Inc.	44,055	3,503
	CONSOL Energy, Inc.	46,919	3,356
	El Paso Corp.	180,120	3,105
	ENSCO International, Inc.	37,400	2,230
	Sunoco, Inc.	30,388	2,201
*	Nabors Industries, Inc.	72,402	1,983
	Range Resources Corp.	38,336	1,969
	BJ Services Co.	75,060	1,821
	Tesoro Corp.	35,234	1,681
	Rowan Cos., Inc.	28,486	1,124
			427,337
Financials (17.7%)
	Bank of America Corp.	1,146,110	47,288
	American
	International Group, Inc.	654,904	38,181
	Citigroup, Inc.	1,289,134	37,952
	JPMorgan Chase & Co.	867,412	37,863
	Wells Fargo & Co.	871,386	26,307
	The Goldman
	Sachs Group, Inc.	102,696	22,085
	Wachovia Corp.	510,097	19,399
	American Express Co.	302,394	15,731
	Morgan Stanley	274,014	14,553
	Bank of New York
	Mellon Corp.	294,047	14,338
	U.S. Bancorp	446,576	14,174
	Merrill Lynch & Co., Inc.	220,987	11,863
	MetLife, Inc.	191,596	11,806
	Prudential Financial, Inc.	117,368	10,920
	Fannie Mae	253,025	10,116
	CME Group, Inc.	14,131	9,694
	Lehman
	Brothers Holdings, Inc.	137,096	8,972
	The Travelers Cos., Inc.	166,746	8,971
	State Street Corp.	99,660	8,092
	AFLAC Inc.	126,149	7,901
	The Allstate Corp.	147,582	7,708
	The Hartford Financial
	Services Group Inc.	81,140	7,075
	Charles Schwab Corp.	242,214	6,189
	NYSE Euronext	68,597	6,021
	PNC Financial
	Services Group	90,443	5,938
	Freddie Mac	171,082	5,829
	Loews Corp.	113,564	5,717
	SunTrust Banks, Inc.	90,399	5,649
	The Chubb Corp.	99,217	5,415
	ACE Ltd.	85,255	5,267

			Market
			Value•
		Shares	($000)
	Simon Property Group, Inc.
	REIT	57,477	4,992
	Capital One Financial Corp.	101,086	4,777
	Franklin Resources Corp.	41,726	4,775
	The Principal
	Financial Group, Inc.	67,618	4,655
	BB&T Corp.	141,848	4,350
	Regions Financial Corp.	179,413	4,243
	ProLogis REIT	66,118	4,191
	T. Rowe Price Group Inc.	68,180	4,151
	Lincoln National Corp.	69,586	4,051
	Northern Trust Corp.	49,248	3,771
	Aon Corp.	75,959	3,622
	Marsh &
	McLennan Cos., Inc.	134,450	3,559
*	IntercontinentalExchange Inc.	18,034	3,472
	Fifth Third Bancorp	137,739	3,461
	Progressive Corp. of Ohio	180,493	3,458
	Ameriprise Financial, Inc.	59,942	3,303
	Washington Mutual, Inc.	225,084	3,063
	Vornado Realty Trust REIT	34,522	3,036
	Genworth Financial Inc.	113,826	2,897
	Boston Properties, Inc. REIT	30,603	2,810
	SLM Corp.	133,204	2,683
	National City Corp.	162,774	2,679
	Bear Stearns Co., Inc.	29,801	2,630
	General Growth
	Properties Inc. REIT	63,283	2,606
	Equity Residential REIT	70,060	2,555
	Legg Mason Inc.	34,767	2,543
	Kimco Realty Corp. REIT	64,823	2,360
	Public Storage, Inc. REIT	32,053	2,353
	KeyCorp	100,222	2,350
	XL Capital Ltd. Class A	46,020	2,315
	Host Hotels &
	Resorts Inc. REIT	134,248	2,288
	Unum Group	92,820	2,208
	Plum Creek
	Timber Co. Inc. REIT	44,935	2,069
	Leucadia National Corp.	43,794	2,063
	Synovus Financial Corp.	84,172	2,027
	Hudson City Bancorp, Inc.	134,500	2,020
	Moody’s Corp.	55,460	1,980
	Commerce Bancorp, Inc.	50,471	1,925
	Avalonbay
	Communities, Inc. REIT	20,315	1,912
	Discover Financial Services	122,688	1,850
	Marshall & Ilsley Corp.	66,508	1,761
	Comerica, Inc.	39,313	1,711
	Cincinnati Financial Corp.	42,895	1,696
	Assurant, Inc.	24,809	1,660
	American Capital
	Strategies, Ltd.	49,592	1,635
	M & T Bank Corp.	19,320	1,576
	Torchmark Corp.	23,746	1,437
	Huntington Bancshares Inc.	93,828	1,385

			Market
			Value•
		Shares	($000)
	Safeco Corp.	24,320	1,354
	Countrywide Financial Corp.	148,459	1,327
	Janus Capital Group Inc.	39,589	1,300
	Zions Bancorp	27,733	1,295
	Developers Diversified
	Realty Corp. REIT	31,966	1,224
	CIT Group Inc.	48,982	1,177
*	CB Richard Ellis Group, Inc.	50,621	1,091
	Sovereign Bancorp, Inc.	91,958	1,048
	Federated Investors, Inc.	22,495	926
	Apartment Investment &
	Management Co.
	Class A REIT	24,900	865
	Ambac Financial Group, Inc.	26,000	670
	MBIA, Inc.	32,685	609
	First Horizon National Corp.	32,180	584
	MGIC Investment Corp.	21,242	476
*	E*TRADE Financial Corp.	110,501	392
			586,266
Health Care (12.0%)
	Johnson & Johnson	738,987	49,290
	Pfizer Inc.	1,763,667	40,088
	Merck & Co., Inc.	562,027	32,659
	Abbott Laboratories	398,957	22,401
	UnitedHealth Group Inc.	333,621	19,417
	Wyeth	345,717	15,277
	Medtronic, Inc.	291,974	14,678
	Eli Lilly & Co.	255,247	13,628
	Bristol-Myers Squibb Co.	511,699	13,570
*	Amgen, Inc.	281,293	13,063
*	WellPoint Inc.	147,788	12,965
	Schering-Plough Corp.	418,879	11,159
*	Gilead Sciences, Inc.	240,760	11,077
	Baxter International, Inc.	163,908	9,515
	Aetna Inc.	129,348	7,467
*	Medco Health Solutions, Inc.	69,101	7,007
*	Thermo Fisher Scientific, Inc.	109,094	6,293
	Covidien Ltd.	128,791	5,704
	Cardinal Health, Inc.	93,359	5,391
	Becton, Dickinson & Co.	63,152	5,278
*	Genzyme Corp.	68,820	5,123
	Allergan, Inc.	79,098	5,081
	McKesson Corp.	74,805	4,900
*	Express Scripts Inc.	65,088	4,751
*	Celgene Corp.	99,800	4,612
	Stryker Corp.	61,627	4,605
*	Biogen Idec Inc.	75,908	4,321
*	Boston Scientific Corp.	347,034	4,036
*	Zimmer Holdings, Inc.	60,728	4,017
	CIGNA Corp.	72,010	3,869
*	St. Jude Medical, Inc.	88,605	3,601
*	Humana Inc.	43,859	3,303
*	Forest Laboratories, Inc.	80,517	2,935
	C.R. Bard, Inc.	26,514	2,514
*	Coventry Health Care Inc.	40,180	2,381

			Market
			Value•
		Shares	($000)
*	Laboratory Corp. of
	America Holdings	29,700	2,243
	Quest Diagnostics, Inc.	40,254	2,129
*	Waters Corp.	25,658	2,029
	AmerisourceBergen Corp.	43,072	1,933
*	Hospira, Inc.	40,494	1,727
*	Varian Medical Systems, Inc.	32,549	1,698
	Applera Corp.-Applied
	Biosystems Group	43,462	1,474
*	Barr Pharmaceuticals Inc.	27,622	1,467
*	Patterson Cos.	35,840	1,217
	IMS Health, Inc.	50,304	1,159
	Mylan Inc.	77,319	1,087
*	Millipore Corp.	13,874	1,015
	PerkinElmer, Inc.	31,437	818
*	Watson Pharmaceuticals, Inc.	26,377	716
*	King Pharmaceuticals, Inc.	62,332	638
*	Tenet Healthcare Corp.	120,917	614
			397,940
Industrials (11.5%)
	General Electric Co.	2,609,809	96,746
	United Technologies Corp.	255,225	19,535
	United Parcel Service, Inc.	271,357	19,190
	The Boeing Co.	200,123	17,503
	3M Co.	184,163	15,529
	Caterpillar, Inc.	164,283	11,920
	Honeywell International Inc.	192,814	11,872
	Emerson Electric Co.	203,560	11,534
	Deere & Co.	114,800	10,690
	Lockheed Martin Corp.	89,814	9,454
	General Dynamics Corp.	103,892	9,245
	Union Pacific Corp.	67,860	8,525
	FedEx Corp.	79,997	7,133
	Northrop Grumman Corp.	87,454	6,877
	Raytheon Co.	110,955	6,735
	Burlington Northern
	Santa Fe Corp.	76,964	6,406
	Danaher Corp.	65,526	5,749
	Illinois Tool Works, Inc.	106,839	5,720
	PACCAR, Inc.	95,199	5,186
	Tyco International, Ltd.	127,791	5,067
	Norfolk Southern Corp.	100,124	5,050
	Precision Castparts Corp.	35,783	4,963
	CSX Corp.	108,646	4,778
	Textron, Inc.	64,208	4,578
	Waste Management, Inc.	131,430	4,294
	Eaton Corp.	37,901	3,675
	L-3 Communications
	Holdings, Inc.	32,377	3,430
	Cummins Inc.	26,342	3,355
	Fluor Corp.	22,754	3,316
	Parker Hannifin Corp.	43,420	3,270
	Ingersoll-Rand Co.	70,367	3,270
	ITT Industries, Inc.	46,602	3,078
	Rockwell Collins, Inc.	42,092	3,029
*	Jacobs Engineering Group Inc.	31,285	2,991

			Market
			Value•
		Shares	($000)
	Rockwell Automation, Inc.	38,533	2,657
	Cooper Industries, Inc.
	Class A	46,566	2,462
	Expeditors International of
	Washington, Inc.	54,900	2,453
	C.H. Robinson Worldwide Inc.	43,822	2,372
	Dover Corp.	51,306	2,365
	Southwest Airlines Co.	189,486	2,312
	Goodrich Corp.	32,148	2,270
	Pitney Bowes, Inc.	56,001	2,130
	R.R. Donnelley & Sons Co.	55,408	2,091
	Trane, Inc.	44,079	2,059
	Masco Corp.	94,419	2,040
*	Terex Corp.	26,294	1,724
	The Manitowoc Co., Inc.	33,600	1,641
	W.W. Grainger, Inc.	17,383	1,521
	Avery Dennison Corp.	27,387	1,455
	Pall Corp.	31,595	1,274
	Equifax, Inc.	33,987	1,236
	Cintas Corp.	34,702	1,167
	Robert Half International, Inc.	42,201	1,141
*	Monster Worldwide Inc.	32,982	1,069
*	Allied Waste Industries, Inc.	74,018	816
	Ryder System, Inc.	15,404	724
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,287	58
			382,730
Information Technology (16.7%)
	Microsoft Corp.	2,077,666	73,965
*	Apple Inc.	226,089	44,784
*	Cisco Systems, Inc.	1,566,692	42,410
*	Google Inc.	59,783	41,339
	Intel Corp.	1,509,855	40,253
	International Business
	Machines Corp.	355,784	38,460
	Hewlett-Packard Co.	665,714	33,605
*	Oracle Corp.	1,018,285	22,993
	QUALCOMM Inc.	423,112	16,649
*	Dell Inc.	578,712	14,184
	Texas Instruments, Inc.	361,552	12,076
*	EMC Corp.	542,601	10,054
	Corning, Inc.	407,583	9,778
*	eBay Inc.	293,200	9,731
	Motorola, Inc.	590,709	9,475
*	Yahoo! Inc.	345,100	8,027
*	Adobe Systems, Inc.	148,290	6,337
	Applied Materials, Inc.	356,455	6,331
	Automatic Data
	Processing, Inc.	135,803	6,047
*	MEMC Electronic
	Materials, Inc.	59,304	5,248
*	NVIDIA Corp.	143,681	4,888
*	Electronic Arts Inc.	81,455	4,758
	Tyco Electronics Ltd.	127,791	4,745
	Western Union Co.	194,122	4,713
*	Juniper Networks, Inc.	134,889	4,478

			Market
			Value•
		Shares	($000)
	Xerox Corp.	238,686	3,864
*	Sun Microsystems, Inc.	213,007	3,862
*	Agilent Technologies, Inc.	99,347	3,650
*	Symantec Corp.	224,255	3,619
*	Broadcom Corp.	120,645	3,154
	Paychex, Inc.	86,175	3,121
*	Autodesk, Inc.	59,233	2,947
*	Intuit, Inc.	85,944	2,717
	Electronic Data
	Systems Corp.	130,948	2,715
	CA, Inc.	101,435	2,531
*	Cognizant Technology
	Solutions Corp.	74,210	2,519
	Analog Devices, Inc.	78,417	2,486
*	Fiserv, Inc.	42,891	2,380
	KLA-Tencor Corp.	46,759	2,252
*	Network Appliance, Inc.	88,918	2,219
*	Computer Sciences Corp.	44,714	2,212
*	VeriSign, Inc.	56,831	2,137
*	SanDisk Corp.	58,585	1,943
*	Citrix Systems, Inc.	48,800	1,855
	Linear Technology Corp.	57,197	1,821
	Fidelity National
	Information Services, Inc.	43,693	1,817
*	BMC Software, Inc.	50,585	1,803
	Microchip Technology, Inc.	55,939	1,758
	Altera Corp.	86,391	1,669
	Xilinx, Inc.	76,086	1,664
*	Akamai Technologies, Inc.	42,473	1,470
*	Micron Technology, Inc.	194,509	1,410
	National Semiconductor Corp.	60,616	1,372
*	Teradata Corp.	46,479	1,274
*	Advanced Micro Devices, Inc.	154,245	1,157
*	Affiliated Computer
	Services, Inc. Class A	25,600	1,155
	Molex, Inc.	36,922	1,008
*	LSI Corp.	183,552	975
*	Lexmark International, Inc.	24,508	854
*	Novellus Systems, Inc.	29,648	817
	Jabil Circuit, Inc.	53,120	811
*	Ciena Corp.	22,165	756
*	JDS Uniphase Corp.	56,791	755
*	Tellabs, Inc.	113,015	739
*	Compuware Corp.	73,076	649
*	Novell, Inc.	90,581	622
*	Convergys Corp.	34,800	573
*	QLogic Corp.	34,980	497
*	Teradyne, Inc.	44,400	459
*	Unisys Corp.	89,547	424
*	Metavante Technologies	1	—
			555,820
Materials (3.3%)
	Monsanto Co.	141,112	15,761
	E.I. du Pont de
	Nemours & Co.	232,431	10,248

			Market
			Value•
		Shares	($000)
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	98,815	10,123
	Dow Chemical Co.	244,209	9,627
	Alcoa Inc.	219,296	8,015
	Praxair, Inc.	81,684	7,246
	Newmont Mining Corp.
	(Holding Co.)	116,848	5,706
	Air Products &
	Chemicals, Inc.	55,562	5,480
	Nucor Corp.	74,040	4,385
	Weyerhaeuser Co.	54,128	3,991
	United States Steel Corp.	30,360	3,671
	International Paper Co.	110,463	3,577
	PPG Industries, Inc.	42,204	2,964
	Ecolab, Inc.	44,860	2,297
	Allegheny Technologies Inc.	26,300	2,272
	Vulcan Materials Co.	27,860	2,203
	Sigma-Aldrich Corp.	33,820	1,847
	Rohm & Haas Co.	32,657	1,733
	MeadWestvaco Corp.	47,099	1,474
	Eastman Chemical Co.	20,862	1,274
	Ball Corp.	26,387	1,187
	International Flavors &
	Fragrances, Inc.	20,934	1,008
	Sealed Air Corp.	41,692	965
*	Pactiv Corp.	33,477	891
	Bemis Co., Inc.	25,950	711
	Ashland, Inc.	14,327	680
	Titanium Metals Corp.	22,700	600
	Hercules, Inc.	30,017	581
			110,517
Telecommunication Services (3.6%)
	AT&T Inc.	1,566,124	65,088
	Verizon
	Communications Inc.	746,341	32,608
	Sprint Nextel Corp.	735,508	9,657
*	American Tower Corp.
	Class A	104,573	4,455
*	Qwest Communications
	International Inc.	405,899	2,845
	Embarq Corp.	39,285	1,946
	Windstream Corp.	122,338	1,593
	CenturyTel, Inc.	28,753	1,192
	Citizens Communications Co.	84,759	1,079
			120,463
Utilities (3.6%)
	Exelon Corp.	170,583	13,926
	Southern Co.	196,408	7,611
	Dominion Resources, Inc.	151,328	7,181
	FPL Group, Inc.	105,295	7,137
	Duke Energy Corp.	326,150	6,578
	Public Service
	Enterprise Group, Inc.	65,795	6,464
	Entergy Corp.	50,345	6,017
	FirstEnergy Corp.	78,910	5,708
	PPL Corp.	96,089	5,005

		Market
		Value•
	Shares	($000)
American Electric
Power Co., Inc.	103,498	4,819
Constellation
Energy Group, Inc.	46,476	4,765
Edison International	83,779	4,471
Sempra Energy	67,502	4,177
PG&E Corp.	90,898	3,917
* AES Corp.	171,835	3,676
Consolidated Edison Inc.	69,682	3,404
Progress Energy, Inc.	66,590	3,225
Ameren Corp.	53,361	2,893
Allegheny Energy, Inc.	42,700	2,716
Xcel Energy, Inc.	108,074	2,439
Questar Corp.	44,368	2,400
DTE Energy Co.	42,279	1,859
Pepco Holdings, Inc.	50,755	1,489
CenterPoint Energy Inc.	82,607	1,415
NiSource, Inc.	70,743	1,336
Pinnacle West Capital Corp.	25,940	1,100
Integrys Energy Group, Inc.	19,553	1,011
CMS Energy Corp.	57,781	1,004
TECO Energy, Inc.	54,210	933
* Dynegy, Inc.	126,702	905
Nicor Inc.	11,680	495
		120,076
Total Common Stocks
(Cost $2,085,066)		3,322,502
Total Investments (100.0%)
(Cost $2,085,066)		3,322,502
Other Assets and Liabilities (0.0%)
Other Assets—Note B		10,674
Liabilities		(11,559)
		(885)
Net Assets (100%)		3,321,617

At December 31, 2007, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,494,600
Overdistributed Net Investment Income	(3,589)
Accumulated Net Realized Losses	(406,830)
Unrealized Appreciation	1,237,436
Net Assets	3,321,617

Investor Shares—Net Assets
Applicable to 23,136,173 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	739,505
Net Asset Value Per Share—
Investor Shares	$31.96

Admiral Shares—Net Assets
Applicable to 32,171,243 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,113,278
Net Asset Value Per Share—
Admiral Shares	$65.69

Institutional Shares—Net Assets
Applicable to 14,667,550 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	468,834
Net Asset Value Per Share—
Institutional Shares	$31.96

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.5%)
	McDonald’s Corp.	369,860	21,788
	The Walt Disney Co.	635,536	20,515
	Time Warner, Inc.	1,151,647	19,014
	News Corp., Class A	767,300	15,722
*	Comcast Corp. Class A	761,193	13,899
	Target Corp.	267,800	13,390
	Home Depot, Inc.	480,000	12,931
	Lowe’s Cos., Inc.	496,400	11,229
	Johnson Controls, Inc.	237,600	8,563
	Yum! Brands, Inc.	221,060	8,460
	NIKE, Inc. Class B	127,200	8,171
*	Amazon.com, Inc.	84,900	7,865
	Best Buy Co., Inc.	143,950	7,579
*	Viacom Inc. Class B	164,484	7,224
	Harrah’s Entertainment, Inc.	73,410	6,515
*	DIRECTV Group, Inc.	257,302	5,949
	CBS Corp.	214,484	5,845
	International
	Game Technology	129,600	5,693
*	Starbucks Corp.	265,252	5,430
	The McGraw-Hill Cos., Inc.	122,900	5,384
*	MGM Mirage, Inc.	63,364	5,324
	The Gap, Inc.	246,487	5,245
	Harley-Davidson, Inc.	107,000	4,998
	Marriott International, Inc.
	Class A	144,300	4,932
*	Coach, Inc.	160,900	4,920
	Clear Channel
	Communications, Inc.	140,636	4,855
*	Kohl’s Corp.	103,500	4,740
*	Liberty Media Corp.–
	Capital Series A	39,531	4,605
	BorgWarner, Inc.	88,000	4,260
*	Apollo Group, Inc. Class A	58,084	4,075
	Abercrombie & Fitch Co.	50,500	4,038
*	Liberty Media Corp.–
	Interactive Series A	210,189	4,010
*	AutoZone Inc.	33,300	3,993
	Starwood Hotels &
	Resorts Worldwide, Inc.	88,624	3,902
	Advance Auto Parts, Inc.	100,400	3,814
	Macy’s Inc.	140,200	3,627
	Virgin Media Inc.	203,879	3,494
*	Bed Bath & Beyond, Inc.	118,717	3,489
	Harman
	International Industries, Inc.	46,900	3,457
	Polo Ralph Lauren Corp.	53,400	3,300
	Mattel, Inc.	168,032	3,199
*	O’Reilly Automotive, Inc.	93,848	3,043
	Centex Corp.	120,300	3,039
	Black & Decker Corp.	42,400	2,953
*	CarMax, Inc.	148,046	2,924
	E.W. Scripps Co. Class A	62,170	2,798
*	Liberty Global, Inc. Series C	75,207	2,752

			Market
			Value•
		Shares	($000)
	John Wiley & Sons Class A	63,800	2,733
	Lamar Advertising Co. Class A	56,186	2,701
	Darden Restaurants Inc.	97,150	2,692
*	Liberty Global, Inc. Class A	67,398	2,641
	PetSmart, Inc.	110,800	2,607
*	Mohawk Industries, Inc.	34,700	2,582
	Hasbro, Inc.	100,600	2,573
*	Sears Holdings Corp.	24,905	2,542
	Thor Industries, Inc.	66,400	2,524
*	Saks Inc.	116,900	2,427
	Omnicom Group Inc.	50,600	2,405
*	Cablevision Systems
	NY Group Class A	95,544	2,341
	Staples, Inc.	94,495	2,180
*	Discovery Holding Co.
	Class A	86,075	2,164
	Dillard’s Inc.	112,100	2,105
*	NVR, Inc.	3,980	2,086
	Gentex Corp.	116,252	2,066
	Weight
	Watchers International, Inc.	45,200	2,042
*	AutoNation, Inc.	130,380	2,042
	Brinker International, Inc.	102,750	2,010
	Barnes & Noble, Inc.	57,300	1,974
	WABCO Holdings Inc.	36,400	1,823
*	Office Depot, Inc.	129,800	1,806
*	Sirius Satellite Radio, Inc.	591,100	1,791
	Williams-Sonoma, Inc.	69,100	1,790
	Washington Post Co. Class B	2,260	1,789
*	Dollar Tree Stores, Inc.	67,734	1,756
	D. R. Horton, Inc.	126,366	1,664
*	The Cheesecake Factory Inc.	66,900	1,586
	American Eagle Outfitters, Inc.	75,991	1,578
	Wyndham Worldwide Corp.	66,385	1,564
	Hearst-Argyle Television Inc.	70,100	1,550
	Harte-Hanks, Inc.	88,400	1,529
*	Career Education Corp.	60,400	1,518
	International Speedway Corp.	36,764	1,514
	Liz Claiborne, Inc.	74,100	1,508
	Foot Locker, Inc.	103,900	1,419
	Orient-Express Hotel Ltd.	23,400	1,346
*	IAC/InterActiveCorp	49,030	1,320
*	Toll Brothers, Inc.	64,600	1,296
	Jones Apparel Group, Inc.	77,600	1,241
	Nordstrom, Inc.	32,300	1,186
*	Expedia, Inc.	37,225	1,177
	Pulte Homes, Inc.	100,800	1,062
	Ryland Group, Inc.	37,500	1,033
	Phillips-Van Heusen Corp.	26,700	984
	RadioShack Corp.	58,000	978
	Lennar Corp. Class A	54,600	977
	Brunswick Corp.	56,400	962
*	R.H. Donnelley Corp.	24,975	911
*	Chico’s FAS, Inc.	100,200	905
*	TRW Automotive
	Holdings Corp.	40,300	842

			Market
			Value•
		Shares	($000)
*	Ford Motor Co.	106,000	713
	Limited Brands, Inc.	36,609	693
	Idearc Inc.	33,207	583
	Circuit City Stores, Inc.	129,200	543
*	Viacom Inc. Class A	6,844	301
*	Comcast Corp.
	Special Class A	12,397	225
	Wynn Resorts Ltd.	2,000	224
	CBS Corp. Class A	6,844	186
*	Hanesbrands Inc.	5,575	151
	Lennar Corp. Class B	8,300	138
			412,551
Consumer Staples (9.6%)
	The Procter & Gamble Co.	936,677	68,771
	Altria Group, Inc.	537,500	40,624
	The Coca-Cola Co.	621,500	38,141
	PepsiCo, Inc.	502,400	38,132
	Wal-Mart Stores, Inc.	696,528	33,106
	CVS/Caremark Corp.	492,354	19,571
	Kraft Foods Inc.	366,703	11,966
	Walgreen Co.	307,300	11,702
	Archer-Daniels-Midland Co.	249,573	11,588
	Costco Wholesale Corp.	156,100	10,890
	The Kroger Co.	277,400	7,409
	Colgate-Palmolive Co.	92,700	7,227
	Anheuser-Busch Cos., Inc.	120,600	6,312
	Safeway, Inc.	170,462	5,832
	Wm. Wrigley Jr. Co.	88,900	5,205
	Sysco Corp.	163,300	5,097
	Coca-Cola Enterprises, Inc.	192,300	5,006
	Kimberly-Clark Corp.	70,296	4,874
	The Clorox Co.	69,120	4,505
	Campbell Soup Co.	124,800	4,459
*	Energizer Holdings, Inc.	39,028	4,376
	The Pepsi
	Bottling Group, Inc.	108,812	4,294
	Molson Coors
	Brewing Co. Class B	80,100	4,135
	Brown-Forman Corp. Class B	54,617	4,048
	The Estee Lauder Cos. Inc.
	Class A	87,000	3,794
	McCormick & Co., Inc.	96,400	3,655
*	Constellation
	Brands, Inc. Class A	154,500	3,652
	Tyson Foods, Inc.	231,163	3,544
	Church & Dwight, Inc.	65,100	3,520
	The Hershey Co.	88,500	3,487
	Dean Foods Co.	131,700	3,406
	Hormel Foods Corp.	83,100	3,364
*	Hansen Natural Corp.	73,800	3,269
*	Smithfield Foods, Inc.	111,900	3,236
	PepsiAmericas, Inc.	90,700	3,022
	Corn Products
	International, Inc.	80,600	2,962
	Del Monte Foods Co.	313,000	2,961
	Alberto-Culver Co.	117,363	2,880

			Market
			Value•
		Shares	($000)
	Whole Foods Market, Inc.	65,740	2,682
	Kellogg Co.	48,000	2,517
	Avon Products, Inc.	32,800	1,297
	General Mills, Inc.	22,200	1,265
	Wm. Wrigley Jr. Co. Class B	20,325	1,199
*	Rite Aid Corp.	417,400	1,165
	Sara Lee Corp.	44,600	716
*	NBTY, Inc.	23,900	655
*	Bare Escentuals, Inc.	24,104	585
	ConAgra Foods, Inc.	11,200	266
	Reynolds American Inc.	106	7
			416,376
Energy (12.4%)
	ExxonMobil Corp.	1,612,934	151,116
	Chevron Corp.	569,738	53,174
	ConocoPhillips Co.	406,130	35,861
	Schlumberger Ltd.	280,300	27,573
	Devon Energy Corp.	158,022	14,050
	Valero Energy Corp.	194,180	13,598
	Apache Corp.	120,262	12,933
	Occidental Petroleum Corp.	158,400	12,195
	Anadarko Petroleum Corp.	175,916	11,556
*	Transocean, Inc.	78,707	11,267
	Hess Corp.	107,100	10,802
*	National Oilwell Varco Inc.	141,446	10,391
	Baker Hughes, Inc.	124,580	10,103
	XTO Energy, Inc.	182,541	9,375
*	Weatherford
	International Ltd.	135,100	9,268
	EOG Resources, Inc.	101,300	9,041
	Williams Cos., Inc.	247,700	8,863
	Peabody Energy Corp.	119,000	7,335
	Noble Corp.	127,700	7,216
	Smith International, Inc.	96,300	7,112
	Noble Energy, Inc.	84,600	6,727
	Marathon Oil Corp.	102,500	6,238
*	Cameron International Corp.	119,000	5,727
	Diamond
	Offshore Drilling, Inc.	38,400	5,453
	Halliburton Co.	138,200	5,239
	ENSCO International, Inc.	86,200	5,139
	Range Resources Corp.	96,400	4,951
*	FMC Technologies Inc.	82,750	4,692
*	Newfield Exploration Co.	86,900	4,580
*	Grant Prideco, Inc.	78,800	4,374
*	Plains Exploration &
	Production Co.	78,760	4,253
	Cabot Oil & Gas Corp.	95,800	3,867
	Pioneer Natural
	Resources Co.	78,800	3,849
	Cimarex Energy Co.	90,300	3,840
	Frontier Oil Corp.	91,307	3,705
*	Forest Oil Corp.	72,300	3,676
*	Pride International, Inc.	106,400	3,607
	BJ Services Co.	147,100	3,569

			Market
			Value•
		Shares	($000)
	Foundation Coal
	Holdings, Inc.	61,400	3,223
	St. Mary Land &
	Exploration Co.	82,800	3,197
	Rowan Cos., Inc.	80,600	3,180
	Arch Coal, Inc.	66,500	2,988
	W&T Offshore, Inc.	90,900	2,723
	Patterson-UTI Energy, Inc.	108,000	2,108
	Spectra Energy Corp.	77,296	1,996
*	Nabors Industries, Inc.	55,500	1,520
	Chesapeake Energy Corp.	37,500	1,470
*	Unit Corp.	12,800	592
*	Patriot Coal Corp.	12,220	510
	Tesoro Corp.	7,100	339
			540,161
Financials (17.1%)
	Bank of America Corp.	1,205,631	49,744
	American
	International Group, Inc.	688,531	40,141
	Citigroup, Inc.	1,337,344	39,371
	JPMorgan Chase & Co.	887,189	38,726
	The Goldman
	Sachs Group, Inc.	129,130	27,769
	Wells Fargo & Co.	797,680	24,082
	Wachovia Corp.	526,382	20,018
	American Express Co.	331,300	17,234
	Prudential Financial, Inc.	160,704	14,952
	Merrill Lynch & Co., Inc.	274,000	14,708
	Morgan Stanley	264,800	14,064
	CME Group, Inc.	19,560	13,418
	U.S. Bancorp	392,700	12,464
	Fannie Mae	310,000	12,394
	State Street Corp.	148,678	12,073
	Lehman Brothers
	Holdings, Inc.	178,138	11,657
	AFLAC Inc.	176,200	11,035
	MetLife, Inc.	175,521	10,816
	Charles Schwab Corp.	386,900	9,885
	Bank of New York
	Mellon Corp.	200,000	9,752
	Loews Corp.	176,600	8,890
	The Principal
	Financial Group, Inc.	118,200	8,137
	Capital One Financial Corp.	163,500	7,727
	Franklin Resources Corp.	67,100	7,678
	The Travelers Cos., Inc.	140,077	7,536
	Freddie Mac	215,700	7,349
	Progressive Corp. of Ohio	336,400	6,445
	T. Rowe Price Group Inc.	92,978	5,661
	Ameriprise Financial, Inc.	99,360	5,476
	The Allstate Corp.	102,300	5,343
	ProLogis REIT	80,068	5,075
	Assurant, Inc.	75,300	5,038
	Hudson City Bancorp, Inc.	331,402	4,978
	Leucadia National Corp.	104,500	4,922
	Unum Group	206,200	4,905

			Market
			Value•
		Shares	($000)
	Boston Properties, Inc. REIT	51,900	4,765
	Plum Creek
	Timber Co. Inc. REIT	100,900	4,645
	Commerce Bancorp, Inc.	120,100	4,581
	SLM Corp.	226,900	4,570
	BlackRock, Inc.	20,500	4,444
	Bear Stearns Co., Inc.	49,800	4,395
	Genworth Financial Inc.	171,900	4,375
	Legg Mason Inc.	59,800	4,374
	Discover Financial Services	285,700	4,308
	The Hartford Financial
	Services Group Inc.	49,200	4,290
*	TD Ameritrade Holding Corp.	208,400	4,181
	Public Storage, Inc. REIT	56,800	4,170
	Janus Capital Group Inc.	126,200	4,146
	Torchmark Corp.	68,100	4,122
	Kimco Realty Corp. REIT	112,300	4,088
	Host Hotels &
	Resorts Inc. REIT	238,898	4,071
	Eaton Vance Corp.	86,202	3,914
*	Markel Corp.	7,910	3,885
	SEI Investments Co.	119,570	3,847
	Moody’s Corp.	107,200	3,827
*	CB Richard Ellis Group, Inc.	174,600	3,763
	W.R. Berkley Corp.	125,897	3,753
	Nymex Holdings Inc.	26,695	3,567
	AMB Property Corp. REIT	60,900	3,505
	Avalonbay
	Communities, Inc. REIT	37,200	3,502
	M & T Bank Corp.	42,600	3,475
	The St. Joe Co.	95,600	3,395
*	Arch Capital Group Ltd.	47,300	3,327
*	Affiliated
	Managers Group, Inc.	28,300	3,324
	The Hanover
	Insurance Group Inc.	71,800	3,288
	Commerce Bancshares, Inc.	73,017	3,276
	Transatlantic Holdings, Inc.	44,114	3,206
	Marshall & Ilsley Corp.	119,600	3,167
*	Philadelphia Consolidated
	Holding Corp.	80,300	3,160
	Washington Mutual, Inc.	230,482	3,137
	Forest City Enterprise Class A	68,800	3,057
*	Alleghany Corp.	7,492	3,012
	StanCorp Financial Group, Inc.	59,000	2,972
	Jones Lang LaSalle Inc.	41,200	2,932
	Raymond
	James Financial, Inc.	89,650	2,928
	Brown & Brown, Inc.	121,600	2,858
	SL Green Realty Corp. REIT	30,400	2,841
	MGIC Investment Corp.	125,900	2,824
	PNC Financial Services Group	42,995	2,823
	Federated Investors, Inc.	68,250	2,809
	Reinsurance
	Group of America, Inc.	53,500	2,808
*	TFS Financial Corp.	230,200	2,749

			Market
			Value•
		Shares	($000)
*	Conseco, Inc.	217,095	2,727
	Radian Group, Inc.	233,077	2,722
	Zions Bancorp	58,100	2,713
	HCC Insurance Holdings, Inc.	93,800	2,690
	Cullen/Frost Bankers, Inc.	52,600	2,665
	BOK Financial Corp.	51,171	2,646
	Thornburg Mortgage, Inc.
	REIT	279,781	2,585
	The PMI Group Inc.	193,494	2,570
	Wesco Financial Corp.	6,300	2,564
	Sovereign Bancorp, Inc.	221,574	2,526
	East West Bancorp, Inc.	104,120	2,523
	City National Corp.	42,000	2,501
	People’s United Financial Inc.	139,114	2,476
	First Citizens
	BancShares Class A	16,555	2,415
	Douglas Emmett, Inc. REIT	105,073	2,376
	Apartment Investment &
	Management Co.
	Class A REIT	68,200	2,369
	CNA Financial Corp.	69,500	2,344
	Countrywide Financial Corp.	243,898	2,180
	UnionBanCal Corp.	43,800	2,142
	SunTrust Banks, Inc.	33,800	2,112
	Camden Property Trust REIT	42,400	2,042
	Webster Financial Corp.	62,400	1,995
	Colonial BancGroup, Inc.	123,300	1,669
	Ambac Financial Group, Inc.	63,350	1,633
	CapitalSource Inc. REIT	90,638	1,594
*	AmeriCredit Corp.	118,900	1,521
	New York
	Community Bancorp, Inc.	86,400	1,519
	BB&T Corp.	46,300	1,420
	Regions Financial Corp.	49,934	1,181
	MBIA, Inc.	57,000	1,062
	Bank of Hawaii Corp.	20,100	1,028
	American Financial Group, Inc.	32,200	930
	Simon Property Group, Inc.
	REIT	10,561	917
	White Mountains
	Insurance Group Inc.	1,780	915
	BRE Properties Inc.
	Class A REIT	21,500	871
	NYSE Euronext	9,700	851
	The First Marblehead Corp.	55,450	848
*	E*TRADE Financial Corp.	232,132	824
	Synovus Financial Corp.	32,256	777
	National City Corp.	39,040	643
	The Chubb Corp.	10,400	568
	Taubman Co. REIT	11,300	556
	Northern Trust Corp.	6,350	486
	IndyMac Bancorp, Inc.	56,000	333
	Fifth Third Bancorp	12,300	309
	Wilmington Trust Corp.	3,100	109

			Market
			Value•
		Shares	($000)
	Essex Property Trust, Inc. REIT	300	29
	First Horizon National Corp.	300	5
			746,400
Health Care (12.2%)
	Johnson & Johnson	841,498	56,128
	Pfizer Inc.	1,900,760	43,204
	Merck & Co., Inc.	528,100	30,688
	UnitedHealth Group Inc.	367,662	21,398
	Abbott Laboratories	339,000	19,035
	Wyeth	416,700	18,414
*	WellPoint Inc.	197,116	17,293
*	Amgen, Inc.	371,875	17,270
	Medtronic, Inc.	330,400	16,609
*	Gilead Sciences, Inc.	324,600	14,935
	Schering-Plough Corp.	535,500	14,266
*	Genentech, Inc.	172,700	11,583
	Aetna Inc.	197,988	11,430
*	Medco Health Solutions, Inc.	109,321	11,085
*	Thermo Fisher Scientific, Inc.	165,993	9,574
	Eli Lilly & Co.	175,800	9,386
	Bristol-Myers Squibb Co.	348,900	9,253
	Cardinal Health, Inc.	145,512	8,403
	Allergan, Inc.	128,650	8,264
	Stryker Corp.	109,200	8,159
*	Genzyme Corp.	109,200	8,129
*	Express Scripts Inc.	99,462	7,261
*	Biogen Idec Inc.	126,561	7,204
	CIGNA Corp.	129,300	6,947
	Becton, Dickinson & Co.	80,600	6,737
*	Celgene Corp.	140,500	6,493
*	Humana Inc.	84,300	6,349
*	Forest Laboratories, Inc.	160,100	5,836
*	St. Jude Medical, Inc.	139,832	5,683
*	Zimmer Holdings, Inc.	81,170	5,369
*	Waters Corp.	64,400	5,092
*	Laboratory Corp. of
	America Holdings	66,100	4,993
	McKesson Corp.	73,424	4,810
*	Coventry Health Care Inc.	81,025	4,801
	AmerisourceBergen Corp.	105,200	4,720
	DENTSPLY International Inc.	101,600	4,574
	Baxter International, Inc.	78,441	4,554
	Applera Corp.-Applied
	Biosystems Group	126,605	4,294
	Quest Diagnostics, Inc.	80,200	4,243
*	Henry Schein, Inc.	67,200	4,126
	Covidien Ltd.	91,750	4,064
*	Hospira, Inc.	91,940	3,920
*	Varian Medical Systems, Inc.	72,900	3,802
	Pharmaceutical
	Product Development, Inc.	91,803	3,706
*	Health Net Inc.	74,200	3,584
	Mylan Inc.	253,137	3,559
	Beckman Coulter, Inc.	47,600	3,465

			Market
			Value•
		Shares	($000)
*	Millipore Corp.	46,200	3,381
	PerkinElmer, Inc.	124,804	3,247
	IMS Health, Inc.	135,552	3,123
*	Barr Pharmaceuticals Inc.	58,025	3,081
	C.R. Bard, Inc.	29,300	2,778
*	Patterson Cos.	73,530	2,496
*	Boston Scientific Corp.	207,945	2,418
*	Lincare Holdings, Inc.	66,500	2,338
	Universal Health Services
	Class B	45,300	2,319
*	Endo Pharmaceuticals
	Holdings, Inc.	86,000	2,294
*	Watson Pharmaceuticals, Inc.	78,500	2,130
*	Kinetic Concepts, Inc.	31,000	1,660
*	Sepracor Inc.	58,700	1,541
	Cooper Cos., Inc.	28,600	1,087
	Omnicare, Inc.	40,900	933
*	King Pharmaceuticals, Inc.	89,119	913
	Health Management
	Associates Class A	135,368	810
*	Abraxis BioScience	11,049	760
*	APP Pharmaceuticals, Inc.	44,198	454
*	DaVita, Inc.	4,000	225
			532,680
Industrials (12.0%)
	General Electric Co.	2,876,334	106,626
	United Technologies Corp.	296,600	22,702
	The Boeing Co.	236,770	20,708
	3M Co.	154,200	13,002
	General Dynamics Corp.	144,600	12,868
	Caterpillar, Inc.	171,100	12,415
	Lockheed Martin Corp.	116,800	12,294
	United Parcel Service, Inc.	147,300	10,417
	FedEx Corp.	110,700	9,871
	Illinois Tool Works, Inc.	175,200	9,380
	Danaher Corp.	102,000	8,949
	Precision Castparts Corp.	58,600	8,128
	PACCAR, Inc.	149,110	8,124
	Emerson Electric Co.	142,400	8,068
	Norfolk Southern Corp.	155,200	7,828
	Union Pacific Corp.	61,957	7,783
	CSX Corp.	176,200	7,749
	Honeywell International Inc.	121,900	7,505
	Deere & Co.	79,400	7,394
	Waste Management, Inc.	204,297	6,674
*	McDermott
	International, Inc.	111,700	6,594
	Cummins Inc.	51,400	6,547
	Fluor Corp.	44,600	6,499
	Parker Hannifin Corp.	85,200	6,416
	L-3 Communications
	Holdings, Inc.	60,100	6,367
	Rockwell Collins, Inc.	85,600	6,161
	ITT Industries, Inc.	89,500	5,911
*	Jacobs
	Engineering Group Inc.	61,500	5,880

			Market
			Value•
		Shares	($000)
*	Foster Wheeler Ltd.	37,650	5,837
	Northrop Grumman Corp.	72,268	5,683
	C.H. Robinson
	Worldwide Inc.	95,400	5,163
	Expeditors International of
	Washington, Inc.	112,361	5,020
	Southwest Airlines Co.	385,887	4,708
	Joy Global Inc.	69,800	4,594
	Trane, Inc.	95,700	4,470
	Burlington Northern
	Santa Fe Corp.	52,198	4,344
*	Terex Corp.	65,800	4,315
	The Manitowoc Co., Inc.	87,968	4,295
	Ametek, Inc.	89,800	4,206
*	Stericycle, Inc.	70,000	4,158
	SPX Corp.	40,400	4,155
	Flowserve Corp.	42,300	4,069
	Roper Industries Inc.	63,900	3,996
	W.W. Grainger, Inc.	45,400	3,973
	Republic
	Services, Inc. Class A	126,200	3,956
	Donaldson Co., Inc.	82,700	3,836
	The Dun & Bradstreet Corp.	43,200	3,829
	Fastenal Co.	93,700	3,787
	Pall Corp.	91,100	3,673
	Tyco International, Ltd.	91,750	3,638
*	Alliant Techsystems, Inc.	31,400	3,572
	Oshkosh Truck Corp.	69,100	3,266
	Equifax, Inc.	88,300	3,211
	DRS Technologies, Inc.	58,900	3,196
	Trinity Industries, Inc.	113,411	3,148
	The Toro Co.	57,400	3,125
	IDEX Corp.	86,400	3,122
	Manpower Inc.	54,600	3,107
	J.B. Hunt
	Transport Services, Inc.	111,800	3,080
*	USG Corp.	85,883	3,074
	Landstar System, Inc.	70,589	2,975
*	Quanta Services, Inc.	113,000	2,965
	Con-way, Inc.	64,200	2,667
	Carlisle Co., Inc.	65,200	2,414
	MSC Industrial
	Direct Co., Inc. Class A	59,200	2,396
	Cintas Corp.	70,766	2,379
	Robert Half International, Inc.	87,500	2,366
	Teleflex Inc.	37,000	2,331
	The Brink’s Co.	36,800	2,198
*	Allied Waste Industries, Inc.	195,300	2,152
	UTI Worldwide, Inc.	77,587	1,521
	Rockwell Automation, Inc.	20,300	1,400
	Raytheon Co.	22,800	1,384
	Graco, Inc.	33,700	1,256
*	Delta Air Lines Inc.	47,000	700
	Textron, Inc.	8,400	599
*	Avis Budget Group, Inc.	33,192	431
*	YRC Worldwide, Inc.	23,812	407

			Market
			Value•
		Shares	($000)
*	KBR Inc.	9,400	365
*	Hertz Global Holdings Inc.	22,000	350
*	UAL Corp.	9,000	321
*	Spirit
	Aerosystems Holdings Inc.	5,600	193
	Ryder System, Inc.	3,600	169
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,285	58
*	AMR Corp.	3,100	43
			520,506
Information Technology (16.5%)
	Microsoft Corp.	2,376,500	84,603
*	Apple Inc.	268,300	53,145
*	Cisco Systems, Inc.	1,872,800	50,697
*	Google Inc.	71,470	49,420
	International
	Business Machines Corp.	391,458	42,317
	Intel Corp.	1,472,400	39,254
	Hewlett-Packard Co.	693,258	34,996
*	Oracle Corp.	1,238,734	27,971
	Texas Instruments, Inc.	478,500	15,982
	QUALCOMM Inc.	384,120	15,115
*	Dell Inc.	596,200	14,613
*	EMC Corp.	733,000	13,582
	Corning, Inc.	478,200	11,472
*	eBay Inc.	318,820	10,582
	Applied Materials, Inc.	496,300	8,814
*	Adobe Systems, Inc.	188,800	8,067
*	NVIDIA Corp.	231,450	7,874
	MasterCard, Inc. Class A	35,350	7,607
*	Yahoo! Inc.	325,000	7,560
	Motorola, Inc.	450,546	7,227
	Western Union Co.	269,595	6,546
*	Electronic Arts Inc.	104,800	6,121
*	Agilent Technologies, Inc.	166,306	6,110
*	Symantec Corp.	376,453	6,076
*	Sun Microsystems, Inc.	307,475	5,575
*	Autodesk, Inc.	109,588	5,453
	Amphenol Corp.	108,200	5,017
*	Fiserv, Inc.	89,450	4,964
	Xerox Corp.	305,400	4,944
	KLA-Tencor Corp.	100,800	4,855
*	Broadcom Corp.	175,950	4,599
	Analog Devices, Inc.	144,366	4,576
*	Iron Mountain, Inc.	122,100	4,520
	CA, Inc.	180,766	4,510
*	Intuit, Inc.	142,600	4,508
	Altera Corp.	231,147	4,466
	Automatic
	Data Processing, Inc.	98,100	4,368
*	Western Digital Corp.	136,500	4,124
	Paychex, Inc.	113,185	4,100
	National Semiconductor Corp.	178,600	4,043
	Linear Technology Corp.	124,200	3,953
*	Juniper Networks, Inc.	119,000	3,951
*	Computer Sciences Corp.	78,900	3,903

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo
	International Inc.	34,200	3,892
	Global Payments Inc.	79,500	3,698
*	Avnet, Inc.	105,400	3,686
*	Network Appliance, Inc.	144,963	3,618
*	Arrow Electronics, Inc.	91,500	3,594
*	LAM Research Corp.	82,108	3,550
*	DST Systems, Inc.	42,800	3,533
	Tyco Electronics Ltd.	91,750	3,407
*	BMC Software, Inc.	95,000	3,386
	Fidelity National
	Information Services, Inc.	71,200	2,961
*	Cadence Design
	Systems, Inc.	173,000	2,943
	Molex, Inc.	104,756	2,860
*	SanDisk Corp.	83,500	2,770
*	Teradata Corp.	99,574	2,729
*	Citrix Systems, Inc.	71,356	2,712
	Xilinx, Inc.	120,436	2,634
*	Affiliated Computer
	Services, Inc. Class A	58,400	2,634
*	Compuware Corp.	294,562	2,616
	Fair Isaac, Inc.	80,600	2,591
*	NCR Corp.	99,574	2,499
*	Synopsys, Inc.	89,121	2,311
*	Ingram Micro, Inc. Class A	125,000	2,255
*	Convergys Corp.	131,800	2,169
*	QLogic Corp.	150,000	2,130
	Intersil Corp.	85,600	2,095
*	Tech Data Corp.	55,510	2,094
	Total System Services, Inc.	73,550	2,059
	Microchip Technology, Inc.	65,100	2,045
*	Lexmark International, Inc.	50,300	1,753
*	Tellabs, Inc.	266,900	1,746
*	Micron Technology, Inc.	234,000	1,697
	Jabil Circuit, Inc.	98,100	1,498
*	Advanced
	Micro Devices, Inc.	173,600	1,302
*	Teradyne, Inc.	110,200	1,139
*	BEA Systems, Inc.	67,300	1,062
*	LSI Corp.	180,700	960
*	Zebra Technologies Corp.
	Class A	27,257	946
*	Metavante Technologies	39,866	930
	MoneyGram International, Inc.	48,300	742
	Accenture Ltd.	17,500	631
	Broadridge
	Financial Solutions LLC	24,525	550
*	Novellus Systems, Inc.	13,100	361
*	Sanmina-SCI Corp.	184,046	335
	Harris Corp.	1,800	113
			717,416
Materials (3.7%)
	Monsanto Co.	183,234	20,465
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	123,954	12,698

			Market
			Value•
		Shares	($000)
	Praxair, Inc.	123,700	10,973
	Alcoa Inc.	231,928	8,477
	Newmont Mining Corp.
	(Holding Co.)	172,056	8,401
	Nucor Corp.	129,600	7,675
*	The Mosaic Co.	73,300	6,915
	United States Steel Corp.	57,100	6,904
	E.I. du Pont de
	Nemours & Co.	148,700	6,556
	Ecolab, Inc.	101,000	5,172
	Sigma-Aldrich Corp.	88,500	4,832
	Dow Chemical Co.	122,300	4,821
*	Owens-Illinois, Inc.	96,100	4,757
	Allegheny Technologies Inc.	52,400	4,527
	Celanese Corp. Series A	97,614	4,131
	Airgas, Inc.	74,700	3,893
	Carpenter Technology Corp.	47,700	3,586
	Ball Corp.	76,600	3,447
	Martin Marietta Materials, Inc.	25,500	3,381
	Reliance Steel &
	Aluminum Co.	62,200	3,371
	Nalco Holding Co.	132,300	3,199
	FMC Corp.	57,300	3,126
	Cytec Industries, Inc.	49,200	3,030
	Albemarle Corp.	69,200	2,855
*	Pactiv Corp.	104,300	2,778
	Packaging Corp. of America	91,200	2,572
	Sealed Air Corp.	106,072	2,455
	Scotts Miracle-Gro Co.	56,400	2,110
	Westlake Chemical Corp.	89,800	1,705
*	Smurfit-Stone
	Container Corp.	146,750	1,550
	Vulcan Materials Co.	7,638	604
	Valspar Corp.	23,400	527
	Commercial Metals Co.	16,100	473
			161,966
Telecommunication Services (3.4%)
	AT&T Inc.	1,679,579	69,803
	Verizon
	Communications Inc.	708,642	30,961
	Sprint Nextel Corp.	991,667	13,021
*	American
	Tower Corp. Class A	135,600	5,777
*	Qwest Communications
	International Inc.	811,321	5,687
*	Crown Castle
	International Corp.	122,200	5,084
	Embarq Corp.	84,843	4,202
	CenturyTel, Inc.	87,900	3,644
	Windstream Corp.	250,657	3,264
*	U.S. Cellular Corp.	32,300	2,716
	Telephone &
	Data Systems, Inc.	33,000	2,066
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	33,200	1,912

		Market
		Value•
	Shares	($000)
Citizens Communications Co.	90,551	1,153
* SBA Communications Corp.	27,102	917
		150,207
Utilities (3.6%)
Exelon Corp.	225,800	18,434
Constellation
Energy Group, Inc.	80,300	8,233
Edison International	140,500	7,498
Sempra Energy	114,300	7,073
* AES Corp.	317,000	6,781
PG&E Corp.	147,000	6,334
Entergy Corp.	51,600	6,167
Allegheny Energy, Inc.	90,989	5,788
* NRG Energy, Inc.	133,000	5,764
* Mirant Corp.	135,498	5,282
Questar Corp.	96,300	5,210
* Reliant Energy, Inc.	193,600	5,080
Equitable Resources, Inc.	86,300	4,598
Wisconsin Energy Corp.	85,000	4,140
FirstEnergy Corp.	55,900	4,044
Energen Corp.	59,800	3,841
CenterPoint Energy Inc.	223,800	3,834
CMS Energy Corp.	219,086	3,808
MDU Resources Group, Inc.	137,050	3,784
Sierra Pacific Resources	209,783	3,562
Northeast Utilities	110,600	3,463
NSTAR	92,000	3,332
Duke Energy Corp.	163,592	3,300
Integrys Energy Group, Inc.	61,481	3,178
Southern Union Co.	108,200	3,177
SCANA Corp.	74,200	3,128
Aqua America, Inc.	142,583	3,023
* Dynegy, Inc.	414,000	2,956
Dominion Resources, Inc.	55,486	2,633
Southern Co.	64,200	2,488
FPL Group, Inc.	33,401	2,264
DPL Inc.	75,000	2,224
NiSource, Inc.	35,920	679
Public Service
Enterprise Group, Inc.	6,100	599
UGI Corp. Holding Co.	8,400	229
		155,928
Total Common Stocks
(Cost $2,548,037)		4,354,191
Total Investments (100.0%)
(Cost $2,548,037)		4,354,191
Other Assets and Liabilities (0.0%)
Other Assets—Note B		18,610
Liabilities		(17,021)
		1,589
Net Assets (100%)		4,355,780

At December 31, 2007, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,965,210
Overdistributed Net Investment Income	(4,497)
Accumulated Net Realized Losses	(411,087)
Unrealized Appreciation	1,806,154
Net Assets	4,355,780

Investor Shares—Net Assets
Applicable to 22,267,658 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	782,159
Net Asset Value Per Share—
Investor Shares	$35.13

Admiral Shares—Net Assets
Applicable to 46,426,906 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,282,509
Net Asset Value Per Share—
Admiral Shares	$70.70

Institutional Shares—Net Assets
Applicable to 8,287,049 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	291,112
Net Asset Value Per Share—
Institutional Shares	$35.13

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.3%)
Consumer Discretionary (11.8%)
*	Crocs, Inc.	287,444	10,581
*	LKQ Corp.	394,760	8,298
*	Fossil, Inc.	186,929	7,847
*	Deckers Outdoor Corp.	45,813	7,104
*	Sonic Corp.	318,960	6,985
	Polaris Industries, Inc.	146,145	6,981
*	Jack in the Box Inc.	269,653	6,949
	Wolverine World Wide, Inc.	227,947	5,589
*	WMS Industries, Inc.	150,546	5,516
	Men’s Wearhouse, Inc.	191,523	5,167
	Arbitron Inc.	123,673	5,141
*	Pinnacle Entertainment, Inc.	213,171	5,022
*	Panera Bread Co.	131,969	4,727
	Aaron Rents, Inc.	206,314	3,970
*	Blue Nile Inc.	57,229	3,895
*	Tractor Supply Co.	106,502	3,828
*	Bright Horizons
	Family Solutions, Inc.	108,039	3,732
	Ethan Allen Interiors, Inc.	129,045	3,678
*	The Gymboree Corp.	109,608	3,339
*	Coinstar, Inc.	114,896	3,234
*	Live Nation, Inc.	221,832	3,221
*	Iconix Brand Group Inc.	157,141	3,089
*	Genesco, Inc.	79,169	2,993
*	Champion Enterprises, Inc.	317,387	2,990
*	Tween Brands, Inc.	106,024	2,808
	Brown Shoe Co., Inc.	182,789	2,773
*	CEC Entertainment Inc.	106,813	2,773
*	JAKKS Pacific, Inc.	116,496	2,750
	Pool Corp.	134,274	2,663
*	Quiksilver, Inc.	305,045	2,617
	IHOP Corp.	68,506	2,506
	CKE Restaurants Inc.	189,767	2,505
*	Texas Roadhouse, Inc.	220,539	2,439
*	Skechers U.S.A., Inc.	123,335	2,406
	Stage Stores, Inc.	156,873	2,322
*	RC2 Corp.	80,451	2,258
*	The Dress Barn, Inc.	178,523	2,233
*	P.F. Chang’s
	China Bistro, Inc.	97,376	2,224
*	Red Robin
	Gourmet Burgers, Inc.	69,325	2,218
*	Pre-Paid Legal Services, Inc.	38,834	2,149
	Movado Group, Inc.	84,408	2,135
*	Hibbett Sports Inc.	106,384	2,126
*	Jos. A. Bank Clothiers, Inc.	74,665	2,124
*	Drew Industries, Inc.	77,456	2,122
	Sonic Automotive, Inc.	105,412	2,041
	Winnebago Industries, Inc.	96,220	2,023
	The Pep Boys
	(Manny, Moe & Jack)	162,690	1,868
	Group 1 Automotive, Inc.	77,114	1,831
*	Papa John’s
	International, Inc.	79,705	1,809

			Market
			Value•
		Shares	($000)
*	The Children’s Place
	Retail Stores, Inc.	66,813	1,732
	Superior
	Industries International, Inc.	94,959	1,725
	UniFirst Corp.	43,667	1,659
*	Universal
	Technical Institute Inc.	95,773	1,628
*	Peet’s Coffee & Tea Inc.	55,634	1,617
	Cato Corp. Class A	98,351	1,540
	K-Swiss, Inc.	82,277	1,489
*	Universal Electronics, Inc.	43,849	1,466
	Christopher & Banks Corp.	126,988	1,454
	Kellwood Co.	84,053	1,399
*	California Pizza Kitchen, Inc.	89,156	1,388
	The Marcus Corp.	88,382	1,366
	Landry’s Restaurants, Inc.	68,418	1,348
	Fred’s, Inc.	138,056	1,329
*	Shuffle Master, Inc.	106,030	1,271
*	PetMed Express, Inc.	100,930	1,221
*	Sturm, Ruger & Co., Inc.	139,142	1,152
*	Jo-Ann Stores, Inc.	86,212	1,128
	O’Charley’s Inc.	73,351	1,099
	Oxford Industries, Inc.	41,595	1,072
*	Monarch Casino &
	Resort, Inc.	44,499	1,072
	National
	Presto Industries, Inc.	19,484	1,026
*	Maidenform Brands, Inc.	73,234	991
	La-Z-Boy Inc.	119,578	948
	Libbey, Inc.	59,475	942
*	Fleetwood Enterprises, Inc.	152,344	911
*	Multimedia Games Inc.	109,136	910
*	Stamps.com Inc.	72,756	886
*	Charlotte Russe Holding Inc.	53,833	869
*	Zale Corp.	52,482	843
	Skyline Corp.	28,134	826
*	Russ Berrie and Co., Inc.	49,025	802
*	MarineMax, Inc.	49,540	768
*	Midas Inc.	48,677	714
	Triarc Cos., Inc. Class B	77,699	681
*	Meritage Corp.	43,803	638
*	Cabela’s Inc.	42,156	635
*	Steak n Shake Co.	57,725	629
*	Audiovox Corp.	47,660	591
	CPI Corp.	24,545	578
*	4Kids Entertainment Inc.	35,319	464
	M/I Homes, Inc.	39,923	419
	Stein Mart, Inc.	87,596	415
	Standard
	Motor Products, Inc.	50,879	415
	Triarc Cos., Inc. Class A	43,900	383
	Monaco Coach Corp.	42,409	377
	Haverty Furniture Cos., Inc.	40,970	368
*	Zumiez Inc.	14,927	364
	Tuesday Morning Corp.	69,498	352
*	Ruth’s Chris Steak House Inc.	36,720	328

			Market
			Value•
		Shares	($000)
	Arctic Cat, Inc.	22,037	263
	Building
	Materials Holding Corp.	45,054	249
	Standard Pacific Corp.	64,435	216
*	Buffalo Wild Wings Inc.	7,760	180
	Bassett
	Furniture Industries, Inc.	18,937	177
	Finish Line, Inc.	64,863	157
*	Radio One, Inc. Class D	58,178	138
	Big 5 Sporting Goods Corp.	7,926	114
	Spartan Motors, Inc.	13,577	104
*	Select Comfort Corp.	13,275	93
	Lithia Motors, Inc.	6,269	86
*	Volcom, Inc.	2,942	65
*	Hot Topic, Inc.	8,047	47
	Nautilus Inc.	7,386	36
	Coachmen Industries, Inc.	3,579	21
			231,773
Consumer Staples (3.6%)
	Flowers Foods, Inc.	319,240	7,473
*	Ralcorp Holdings, Inc.	111,605	6,784
	Casey’s General Stores, Inc.	208,915	6,186
*	Chattem, Inc.	78,590	5,937
	Longs Drug Stores, Inc.	120,413	5,659
*	Hain Celestial Group, Inc.	163,958	5,247
*	United Natural Foods, Inc.	162,411	5,152
*	Performance Food Group Co.	145,020	3,897
	The Andersons, Inc.	67,103	3,006
*	TreeHouse Foods Inc.	128,880	2,963
	WD-40 Co.	72,647	2,758
*	The Great Atlantic &
	Pacific Tea Co., Inc.	87,288	2,735
	Lance, Inc.	128,185	2,618
	Sanderson Farms, Inc.	65,522	2,213
	Nash-Finch Co.	55,459	1,957
	J & J Snack Foods Corp.	56,891	1,780
	Spartan Stores, Inc.	65,267	1,491
*	USANA Health Sciences, Inc.	35,636	1,321
*	Alliance
	One International, Inc.	266,659	1,085
*	Central Garden &
	Pet Co. Class A	73,413	393
*	Boston Beer Co., Inc. Class A	3,418	129
*	Spectrum Brands Inc.	13,438	72
	Mannatech, Inc.	5,680	36
			70,892
Energy (8.7%)
	Cabot Oil & Gas Corp.	397,797	16,059
*	Helix Energy
	Solutions Group, Inc.	377,256	15,656
*	Oceaneering
	International, Inc.	228,864	15,414
*	Atwood Oceanics, Inc.	113,214	11,349
	Massey Energy Co.	308,248	11,020
	St. Mary Land &
	Exploration Co.	239,750	9,257

			Market
			Value•
		Shares	($000)
*	SEACOR Holdings Inc.	87,636	8,127
*	Unit Corp.	173,016	8,002
	Penn Virginia Corp.	155,481	6,784
*	Dril-Quip, Inc.	100,967	5,620
*	Bristow Group, Inc.	97,406	5,518
*	Stone Energy Corp.	115,806	5,432
*	W-H Energy Services, Inc.	95,757	5,383
*	Swift Energy Co.	106,093	4,680
*	ION Geophysical Corp.	291,833	4,605
*	Hornbeck
	Offshore Services, Inc.	96,305	4,329
*	Patriot Coal Corp.	100,501	4,195
*	TETRA Technologies, Inc.	253,373	3,945
*	NATCO Group Inc.	72,284	3,914
*	Petroleum Development Corp.	62,424	3,691
	Lufkin Industries, Inc.	62,387	3,574
	CARBO Ceramics Inc.	84,208	3,133
	World Fuel Services Corp.	101,269	2,940
*	Pioneer Drilling Co.	205,616	2,443
*	Basic Energy Services Inc.	84,871	1,863
	Gulf Island Fabrication, Inc.	44,867	1,423
*	Superior Well Services, Inc.	59,353	1,259
*	Matrix Service Co.	57,150	1,247
			170,862
Financials (13.4%)
*	Philadelphia Consolidated
	Holding Corp.	231,249	9,100
*	Investment
	Technology Group, Inc.	183,226	8,720
*	ProAssurance Corp.	136,792	7,513
	Zenith National
	Insurance Corp.	153,102	6,848
	Whitney Holdings Corp.	256,962	6,720
	Chittenden Corp.	185,205	6,597
	Delphi Financial Group, Inc.	178,836	6,309
	First Midwest Bancorp, Inc.	205,472	6,287
	Hilb, Rogal and Hamilton Co.	150,294	6,097
	UCBH Holdings, Inc.	413,672	5,858
	BioMed
	Realty Trust, Inc. REIT	246,581	5,713
	optionsXpress Holdings Inc.	167,280	5,657
	UMB Financial Corp.	131,471	5,043
	Susquehanna
	Bancshares, Inc.	263,834	4,865
	Essex Property Trust, Inc.
	REIT	49,606	4,836
	Selective Insurance Group	208,226	4,787
	R.L.I. Corp.	82,400	4,679
	Alabama National
	BanCorporation	58,917	4,584
	United Bankshares, Inc.	159,178	4,460
*	Signature Bank	123,166	4,157
	Boston Private
	Financial Holdings, Inc.	153,096	4,146
	Prosperity Bancshares, Inc.	140,017	4,115
	Glacier Bancorp, Inc.	210,638	3,947

			Market
			Value•
		Shares	($000)
	Senior Housing
	Properties Trust REIT	165,534	3,754
	Hancock Holding Co.	93,032	3,554
	Kilroy Realty Corp. REIT	64,456	3,543
*	Piper Jaffray Cos., Inc.	74,431	3,448
	Sterling Bancshares, Inc.	306,857	3,425
	Cash America
	International Inc.	103,114	3,331
	National Retail Properties
	REIT	140,080	3,275
*	Navigators Group, Inc.	50,271	3,268
*	Forestar
	Real Estate Group, Inc.	133,333	3,145
	TrustCo Bank NY	309,827	3,073
	Infinity Property &
	Casualty Corp.	80,055	2,892
	Umpqua Holdings Corp.	184,408	2,829
	East West Bancorp, Inc.	113,354	2,747
	DiamondRock Hospitality Co.
	REIT	181,551	2,720
	Frontier Financial Corp.	142,214	2,641
	Portfolio
	Recovery Associates, Inc.	66,296	2,630
	Entertainment Properties
	Trust REIT	55,376	2,603
	Tower Group, Inc.	76,698	2,562
	United Fire & Casualty Co.	87,268	2,539
	PrivateBancorp, Inc.	75,752	2,473
	Bank Mutual Corp.	227,309	2,403
	Provident Bankshares Corp.	111,598	2,387
	Financial Federal Corp.	106,811	2,381
	Sterling Financial Corp.	139,735	2,346
	Tanger Factory
	Outlet Centers, Inc. REIT	61,713	2,327
	Extra Space Storage Inc.
	REIT	162,073	2,316
	First Commonwealth
	Financial Corp.	208,019	2,215
	Mid-America Apartment
	Communities, Inc. REIT	50,314	2,151
*	Guaranty
	Financial Group, Inc.	133,333	2,133
	Columbia
	Banking System, Inc.	67,217	1,998
*	World Acceptance Corp.	72,828	1,965
	EastGroup Properties, Inc.
	REIT	46,823	1,960
	Safety Insurance Group, Inc.	52,120	1,909
	Community
	Bank System, Inc.	94,642	1,881
	Anchor
	Bancorp Wisconsin Inc.	73,803	1,736
	Sovran Self Storage, Inc.
	REIT	42,537	1,706
	First Indiana Corp.	53,240	1,704
	PS Business Parks, Inc. REIT	31,633	1,662

			Market
			Value•
		Shares	($000)
	Acadia Realty Trust REIT	63,434	1,625
	Inland Real Estate Corp.
	REIT	114,381	1,620
*	First Federal Financial Corp.	43,754	1,567
	Wintrust Financial Corp.	47,272	1,566
*	TradeStation Group, Inc.	109,912	1,562
	Presidential Life Corp.	88,995	1,558
	Downey Financial Corp.	48,720	1,516
	Dime
	Community Bancshares	111,134	1,419
	Central Pacific Financial Co.	76,645	1,415
	First BanCorp Puerto Rico	178,174	1,299
	Corus Bankshares Inc.	121,222	1,293
	The South
	Financial Group, Inc.	80,602	1,260
	Stewart
	Information Services Corp.	45,481	1,187
	Parkway Properties Inc. REIT	31,304	1,158
*	SCPIE Holdings Inc.	41,409	1,138
	United
	Community Banks, Inc.	69,118	1,092
	Sterling Bancorp	76,727	1,047
	Brookline Bancorp, Inc.	100,529	1,021
	LTC Properties, Inc. REIT	40,519	1,015
	Nara Bancorp, Inc.	86,961	1,015
	Medical Properties Trust Inc.
	REIT	97,537	994
	SWS Group, Inc.	76,736	972
	Flagstar Bancorp, Inc.	129,637	904
	Kite Realty Group Trust REIT	56,994	870
	Cascade Bancorp	45,447	633
*	Rewards Network Inc.	111,917	556
	Wilshire Bancorp Inc.	67,171	527
*	LaBranche & Co. Inc.	101,339	511
	Independent Bank Corp. (MI)	47,805	454
	Lexington Realty Trust REIT	26,174	381
	Irwin Financial Corp.	45,035	331
	Colonial Properties Trust REIT	12,496	283
	Hanmi Financial Corp.	19,645	169
	First Financial Bancorp	11,626	133
*	First Cash
	Financial Services, Inc.	7,492	110
	LandAmerica
	Financial Group, Inc.	2,755	92
*	Triad Guaranty, Inc.	7,736	76
	BankUnited Financial Corp.	7,755	54
	Fremont General Corp.	14,927	52
*	Franklin Bank Corp.	10,048	43
	BankAtlantic
	Bancorp, Inc. Class A	5,879	24
			263,212
Health Care (14.3%)
*	Respironics, Inc.	303,912	19,900
*	IDEXX Laboratories Corp.	254,448	14,918
*	Pediatrix Medical Group, Inc.	200,517	13,665
*	MGI Pharma, Inc.	329,655	13,361

			Market
			Value•
		Shares	($000)
*	Immucor Inc.	284,520	9,671
*	Sierra Health Services, Inc.	229,447	9,628
*	Healthways, Inc.	144,968	8,472
*	AMERIGROUP Corp.	216,228	7,882
	Owens & Minor, Inc.
	Holding Co.	166,501	7,065
*	Haemonetics Corp.	109,160	6,879
*	Regeneron
	Pharmaceuticals, Inc.	272,869	6,590
*	Dionex Corp.	78,619	6,514
	Mentor Corp.	160,540	6,277
	Chemed Corp.	102,880	5,749
*	Sunrise Senior Living, Inc.	184,978	5,675
*	PAREXEL International Corp.	113,241	5,470
*	ArthroCare Corp.	113,734	5,465
*	LifeCell Corp.	126,439	5,451
*	Amedisys Inc.	107,412	5,212
*	PSS World Medical, Inc.	266,251	5,211
*	Centene Corp.	180,089	4,942
*	Savient Pharmaceuticals Inc.	194,009	4,456
	Meridian Bioscience Inc.	139,063	4,183
*	inVentiv Health, Inc.	133,423	4,131
*	Martek Biosciences Corp.	133,652	3,953
	Analogic Corp.	57,787	3,913
*	Phase Forward Inc.	173,933	3,783
*	SurModics, Inc.	63,179	3,429
*	Integra
	LifeSciences Holdings	80,560	3,378
*	AmSurg Corp.	123,901	3,353
	Invacare Corp.	131,955	3,325
*	HealthExtras, Inc.	125,101	3,263
*	Omnicell, Inc.	115,116	3,100
*	Pharmanet
	Development Group, Inc.	77,439	3,036
	Cooper Cos., Inc.	74,321	2,824
*	CONMED Corp.	116,906	2,702
*	American Medical
	Systems Holdings, Inc.	181,456	2,624
*	Alpharma, Inc. Class A	128,705	2,593
*	Sciele Pharma, Inc.	123,894	2,534
*	Symmetry Medical Inc.	144,126	2,512
*	Kendle International Inc.	50,845	2,487
*	AMN
	Healthcare Services, Inc.	142,429	2,446
*	Allscripts
	Healthcare Solutions, Inc.	121,941	2,368
*	Gentiva Health Services, Inc.	114,259	2,175
*	Matria Healthcare, Inc.	88,690	2,108
*	Res-Care, Inc.	83,540	2,102
*	ICU Medical, Inc.	57,796	2,081
*	Molina Healthcare Inc.	53,535	2,072
	Datascope Corp.	52,594	1,914
*	ViroPharma Inc.	238,231	1,892
*	PharMerica Corp.	127,228	1,766
	Vital Signs, Inc.	32,482	1,660
*	RehabCare Group, Inc.	72,553	1,637

			Market
			Value•
		Shares	($000)
*	Merit Medical Systems, Inc.	113,055	1,571
*	Kensey Nash Corp.	49,278	1,474
*	Salix Pharmaceuticals, Ltd.	181,703	1,432
*	LHC Group Inc.	54,908	1,372
*	Bradley Pharmaceuticals, Inc.	68,243	1,344
*	Cross
	Country Healthcare, Inc.	92,457	1,317
*	MedCath Corp.	51,921	1,275
*	Possis Medical Inc.	71,185	1,038
*	Enzo Biochem, Inc.	79,002	1,006
*	Noven Pharmaceuticals, Inc.	66,747	926
*	Greatbatch, Inc.	42,737	854
*	ArQule, Inc.	141,277	819
*	CryoLife Inc.	100,641	800
*	Osteotech, Inc.	72,252	565
*	Theragenics Corp.	136,971	490
	Cambrex Corp.	41,161	345
*	Odyssey Healthcare, Inc.	15,169	168
*	Cyberonics, Inc.	12,231	161
*	Palomar
	Medical Technologies, Inc.	7,642	117
*	Hooper Holmes, Inc.	60,866	105
	LCA-Vision Inc.	2,493	50
*	BioLase Technology, Inc.	9,185	22
			281,048
Industrials (17.6%)
*	Shaw Group, Inc.	333,715	20,170
*	Kirby Corp.	220,003	10,226
	Lennox International Inc.	243,920	10,103
	Landstar System, Inc.	229,394	9,669
	Curtiss-Wright Corp.	182,905	9,182
	The Toro Co.	166,342	9,056
*	Waste Connections, Inc.	282,610	8,733
	Woodward Governor Co.	121,248	8,239
	Watson Wyatt &
	Co. Holdings	176,381	8,186
	CLARCOR Inc.	211,532	8,032
*	Moog Inc.	175,175	8,025
	Belden Inc.	179,949	8,008
	Brady Corp. Class A	222,637	7,812
*	Teledyne Technologies, Inc.	143,652	7,661
	Acuity Brands, Inc.	159,336	7,170
*	Gardner Denver Inc.	198,842	6,562
	Kaydon Corp.	117,008	6,382
	Valmont Industries, Inc.	71,322	6,356
*	EMCOR Group, Inc.	263,284	6,221
	Skywest, Inc.	224,289	6,022
	Regal-Beloit Corp.	131,901	5,929
*	AAR Corp.	154,368	5,871
	Baldor Electric Co.	171,130	5,760
	Triumph Group, Inc.	68,856	5,670
	Barnes Group, Inc.	167,166	5,582
*	United Stationers, Inc.	119,974	5,544
*	Esterline Technologies Corp.	106,432	5,508
	Robbins & Myers, Inc.	70,651	5,343
*	Tetra Tech, Inc.	214,146	4,604

			Market
			Value•
		Shares	($000)
	Albany International Corp.	120,443	4,468
	Applied
	Industrial Technology, Inc.	152,991	4,440
	Mueller Industries Inc.	152,124	4,410
	Briggs & Stratton Corp.	187,084	4,239
	Simpson Manufacturing Co.	152,306	4,050
	Forward Air Corp.	124,728	3,888
*	Hub Group, Inc.	142,952	3,800
	Kaman Corp. Class A	100,743	3,708
	Healthcare
	Services Group, Inc.	171,779	3,638
	Interface, Inc.	220,484	3,598
*	Ceradyne, Inc.	75,442	3,540
	Watts
	Water Technologies, Inc.	118,026	3,517
	Lindsay Manufacturing Co.	48,226	3,409
	G & K Services, Inc. Class A	88,927	3,337
	A.O. Smith Corp.	94,181	3,301
	ABM Industries Inc.	150,862	3,076
	Watsco, Inc.	83,096	3,055
*	Astec Industries, Inc.	78,729	2,928
	Administaff, Inc.	99,843	2,824
	Viad Corp.	87,887	2,775
	Heartland Express, Inc.	193,972	2,751
*	EnPro Industries, Inc.	88,781	2,721
*	School Specialty, Inc.	76,880	2,656
	Knight Transportation, Inc.	178,860	2,649
	Cubic Corp.	64,167	2,515
*	GenCorp, Inc.	213,904	2,494
*	Consolidated Graphics, Inc.	48,936	2,340
	Heidrick &
	Struggles International, Inc.	62,773	2,330
*	Old Dominion
	Freight Line, Inc.	90,685	2,096
	Bowne & Co., Inc.	117,986	2,077
	Apogee Enterprises, Inc.	117,775	2,015
	Tredegar Corp.	116,409	1,872
*	Spherion Corp.	233,168	1,697
	Universal
	Forest Products, Inc.	57,065	1,681
*	TrueBlue, Inc.	112,007	1,622
*	Mobile Mini, Inc.	84,013	1,558
	Arkansas Best Corp.	63,992	1,404
	Gibraltar Industries Inc.	87,773	1,353
	CDI Corp.	54,033	1,311
	Vicor Corp.	80,784	1,259
*	Griffon Corp.	98,015	1,220
*	Insituform Technologies Inc.
	Class A	71,048	1,052
*	Frontier Airlines Holdings, Inc.	151,541	797
	Angelica Corp.	39,725	759
*	Volt Information Sciences Inc.	39,779	726
*	Lydall, Inc.	68,016	716
*	C & D Technologies, Inc.	107,464	710
	Applied Signal Technology, Inc.	50,123	681
	Lawson Products, Inc.	17,720	672

			Market
			Value•
		Shares	($000)
	The Standard Register Co.	52,457	612
*	On Assignment, Inc.	85,330	598
	Cascade Corp.	12,355	574
*	Magnatek, Inc.	123,533	529
	Wabash National Corp.	65,462	503
	Standex International Corp.	26,990	471
*	NCI Building Systems, Inc.	4,972	143
*	Mesa Air Group Inc.	27,216	84
*	A.S.V., Inc.	5,211	72
			344,947
Information Technology (19.5%)
*	FLIR Systems, Inc.	547,746	17,144
*	Trimble Navigation Ltd.	493,352	14,919
*	ANSYS, Inc.	320,099	13,271
*	Varian Semiconductor
	Equipment Associates, Inc.	327,972	12,135
*	Itron, Inc.	124,091	11,909
*	MICROS Systems, Inc.	167,511	11,753
	FactSet
	Research Systems Inc.	161,983	9,022
*	Anixter International Inc.	130,306	8,114
*	THQ Inc.	247,713	6,983
*	Microsemi Corp.	315,104	6,976
*	Informatica Corp.	360,571	6,497
*	Skyworks Solutions, Inc.	674,094	5,730
*	CACI International, Inc.	127,596	5,712
*	Cymer, Inc.	146,116	5,688
*	Progress Software Corp.	168,732	5,683
*	Concur Technologies, Inc.	155,455	5,629
*	Wright Express Corp.	150,095	5,327
*	Benchmark Electronics, Inc.	300,005	5,319
*	Comtech
	Telecommunications Corp.	96,155	5,193
	Blackbaud, Inc.	183,065	5,133
*	NETGEAR, Inc.	143,470	5,118
*	Plexus Corp.	191,388	5,026
*	Arris Group Inc.	499,968	4,990
	Technitrol, Inc.	168,403	4,813
*	Take-Two
	Interactive Software, Inc.	256,928	4,740
*	CyberSource Corp.	263,363	4,680
*	ATMI, Inc.	142,602	4,599
*	Synaptics Inc.	107,927	4,442
*	Checkpoint Systems, Inc.	162,162	4,213
*	Blue Coat Systems, Inc.	123,787	4,069
*	Brooks Automation, Inc.	291,460	3,850
*	Diodes Inc.	125,442	3,772
*	Avid Technology, Inc.	131,569	3,729
*	j2 Global
	Communications, Inc.	174,141	3,687
*	Standard Microsystem Corp.	93,669	3,660
*	Insight Enterprises, Inc.	200,158	3,651
*	ViaSat, Inc.	105,529	3,633
*	Cabot Microelectronics Corp.	98,456	3,536
	MAXIMUS, Inc.	90,712	3,502
*	Harmonic, Inc.	328,141	3,439

			Market
			Value•
		Shares	($000)
*	ManTech International Corp.	76,535	3,354
	Cognex Corp.	164,433	3,313
*	MKS Instruments, Inc.	172,991	3,311
	United Online, Inc.	276,498	3,268
	MTS Systems Corp.	75,615	3,226
*	ScanSource, Inc.	98,368	3,182
*	Rogers Corp.	72,981	3,165
*	FEI Co.	127,054	3,155
*	Littelfuse, Inc.	92,902	3,062
	Daktronics, Inc.	132,276	2,985
*	Manhattan Associates, Inc.	111,381	2,936
*	Hutchinson Technology, Inc.	108,042	2,844
*	SPSS, Inc.	76,660	2,753
*	Brightpoint, Inc.	174,204	2,676
*	Epicor Software Corp.	226,032	2,663
*	Secure Computing Corp.	276,811	2,657
	Black Box Corp.	71,993	2,604
	Methode
	Electronics, Inc. Class A	154,588	2,541
*	JDA Software Group, Inc.	121,821	2,492
*	AMIS Holdings Inc.	248,332	2,488
*	Electro
	Scientific Industries, Inc.	120,525	2,392
	Park Electrochemical Corp.	83,563	2,360
*	Bankrate, Inc.	47,982	2,307
*	Sykes Enterprises, Inc.	124,083	2,233
*	Stratasys, Inc.	85,325	2,205
	Quality Systems, Inc.	70,676	2,155
*	Newport Corp.	160,620	2,054
*	Pericom Semiconductor Corp.	107,756	2,015
*	Veeco Instruments, Inc.	118,498	1,979
	InfoSpace, Inc.	104,869	1,972
*	Websense, Inc.	115,843	1,967
*	Ansoft Corp.	72,191	1,866
*	Radiant Systems, Inc.	107,795	1,857
*	Tyler Technologies, Inc.	143,123	1,845
*	Supertex, Inc.	57,241	1,791
	Micrel, Inc.	210,324	1,777
*	Novatel Wireless, Inc.	106,518	1,726
*	TTM Technologies, Inc.	143,025	1,668
*	Kulicke &
	Soffa Industries, Inc.	232,757	1,597
*	EPIQ Systems, Inc.	91,597	1,595
*	Digi International, Inc.	104,472	1,482
*	Advanced
	Energy Industries, Inc.	111,986	1,465
*	Photronics, Inc.	115,565	1,441
	Bel Fuse, Inc. Class B	49,069	1,436
	Cohu, Inc.	93,670	1,433
*	X-Rite Inc.	120,025	1,395
*	Mercury
	Computer Systems, Inc.	86,166	1,388
*	Phoenix Technologies Ltd.	107,694	1,387
*	Ciber, Inc.	223,688	1,367
*	Axcelis Technologies, Inc.	295,516	1,359
*	SYNNEX Corp.	68,592	1,344

			Market
			Value•
		Shares	($000)
*	LoJack Corp.	77,779	1,307
	Agilysys, Inc.	82,400	1,246
*	Rudolph Technologies, Inc.	108,113	1,224
*	RadiSys Corp.	90,763	1,216
	CTS Corp.	112,364	1,116
*	Ultratech, Inc.	96,276	1,092
*	SI International Inc.	37,979	1,043
*	Gerber Scientific, Inc.	95,847	1,035
*	Network Equipment
	Technologies, Inc.	110,820	933
*	Kopin Corp.	279,887	884
*	Intevac, Inc.	56,834	826
*	Actel Corp.	58,995	806
*	Bell Microproducts Inc.	125,971	757
*	Perficient, Inc.	41,341	651
*	PC-Tel, Inc.	92,700	636
*	Sonic Solutions, Inc.	57,467	597
*	Captaris Inc.	114,906	496
*	Planar Systems, Inc.	72,107	461
*	Tollgrade
	Communications, Inc.	54,819	440
*	Startek, Inc.	46,937	437
*	Symmetricom Inc.	74,579	351
*	Adaptec, Inc.	92,669	313
*	Exar Corp.	30,244	241
*	FARO Technologies, Inc.	8,695	236
*	The Knot, Inc.	13,951	222
*	DealerTrack Holdings Inc.	5,943	199
*	Napster, Inc.	64,253	127
*	Photon Dynamics, Inc.	15,082	125
*	DSP Group Inc.	8,676	106
	Keithley Instruments Inc.	9,741	94
*	Smith Micro Software, Inc.	3,708	31
	Gevity HR, Inc.	4,012	31
*	Ditech Networks Inc.	6,623	23
*	Catapult
	Communications Corp.	2,634	20
			384,141
Materials (4.5%)
	AptarGroup Inc.	285,516	11,681
	Quanex Corp.	153,267	7,955
	Texas Industries, Inc.	112,787	7,906
*	OM Group, Inc.	115,407	6,641
*	Century Aluminum Co.	110,757	5,974
*	RTI International Metals, Inc.	83,333	5,744
	H.B. Fuller Co.	248,482	5,578
	Arch Chemicals, Inc.	100,471	3,692
	AMCOL International Corp.	91,013	3,279
*	Brush
	Engineered Materials Inc.	84,118	3,129
	Rock-Tenn Co.	118,906	3,021
*	PolyOne Corp.	382,179	2,515
	Deltic Timber Corp.	46,840	2,412
	A. Schulman Inc.	100,925	2,175
*	Buckeye Technology, Inc.	157,215	1,965
	Neenah Paper Inc.	61,427	1,791

			Market
			Value•
		Shares	($000)
	A.M. Castle & Co.	65,424	1,779
	Wausau Paper Corp.	192,668	1,732
	Schweitzer-Mauduit
	International, Inc.	64,718	1,677
	Myers Industries, Inc.	113,554	1,643
	Tronox Inc. Class B	157,766	1,365
*	Headwaters Inc.	101,086	1,187
*	Zep, Inc.	79,668	1,105
	Penford Corp.	37,580	962
	Quaker Chemical Corp.	41,680	916
*	Omnova Solutions Inc.	175,261	773
*	Caraustar Industries, Inc.	120,351	372
*	Material Sciences Corp.	10,656	79
	Georgia Gulf Corp.	10,714	71
	Chesapeake Corp. of Virginia	6,875	36
			89,155
Telecommunication Services (0.1%)
*	General Communication, Inc.	125,857	1,101

Utilities (5.2%)
	Southern Union Co.	448,235	13,160
	UGI Corp. Holding Co.	436,208	11,887
	Atmos Energy Corp.	365,906	10,260
	Piedmont Natural Gas, Inc.	304,909	7,976
	Cleco Corp.	238,544	6,632
	New Jersey Resources Corp.	115,624	5,784
	Northwest Natural Gas Co.	110,844	5,394
	Southwest Gas Corp.	174,163	5,185
	ALLETE, Inc.	124,195	4,916
*	El Paso Electric Co.	189,550	4,847
	Avista Corp.	216,294	4,659
	South Jersey Industries, Inc.	121,243	4,376
	UniSource Energy Corp.	134,479	4,243
	UIL Holdings Corp.	103,433	3,822
	The Laclede Group, Inc.	89,088	3,050
	American States Water Co.	70,398	2,653
	CH Energy Group, Inc.	56,023	2,495
	Central Vermont
	Public Service Corp.	42,300	1,305
			102,644
Exchange-Traded Fund (1.6%)
1	Vanguard REIT ETF	500,000	30,740
Total Common Stocks
(Cost $1,377,286)			1,970,515

Market
Value•
($000)
Other Assets and Liabilities (–0.3%)
Other Assets—Note B	23,250
Liabilities	(29,696)
(6,446)
Net Assets (100%)	1,964,069

At December 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,416,296
Overdistributed Net Investment Income	(1,914)
Accumulated Net Realized Losses	(43,542)
Unrealized Appreciation	593,229
Net Assets	1,964,069

Investor Shares—Net Assets
Applicable to 69,993,607 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,793,109
Net Asset Value Per Share—
Investor Shares	$25.62

Institutional Shares—Net Assets
Applicable to 6,661,895 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	170,960
Net Asset Value Per Share—
Institutional Shares	$25.66

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Australia (6.3%)
	BHP Billiton Ltd.	767,981	26,847
	Commonwealth Bank
	of Australia	300,093	15,472
	National Australia Bank Ltd.	376,922	12,416
	Westpac Banking Corp., Ltd.	427,830	10,404
	Australia & New Zealand
	Bank Group Ltd.	428,071	10,244
	Woolworths Ltd.	278,550	8,261
	Rio Tinto Ltd.	66,914	7,784
	QBE Insurance Group Ltd.	202,539	5,880
	Woodside Petroleum Ltd.	113,470	4,974
	Wesfarmers Ltd.	130,285	4,605
*	Macquarie Group, Ltd.	62,924	4,210
	CSL Ltd.	130,042	4,120
	AMP Ltd.	446,761	3,877
	Brambles Ltd.	345,885	3,473
	Suncorp-Metway Ltd.	223,662	3,301
	Newcrest Mining Ltd.	110,193	3,177
	Telstra Corp. Ltd.	716,803	2,938
	Foster’s Group Ltd.	499,512	2,857
	Australian
	Stock Exchange Ltd.	44,449	2,340
	Orica Ltd.	76,888	2,127
*	Fortescue
	Metals Group, Ltd.	303,320	1,997
	Leighton Holdings Ltd.	36,741	1,944
	WorleyParsons Ltd.	41,818	1,884
	Santos Ltd.	152,928	1,879
	Tabcorp Holdings Ltd.	140,198	1,813
	Origin Energy Ltd.	230,021	1,776
	Lend Lease Corp.	115,656	1,746
	Insurance
	Australia Group Ltd.	461,642	1,662
	Transurban Group	277,953	1,660
	Alumina Ltd.	292,325	1,618
	St. George Bank Ltd.	57,732	1,589
	BlueScope Steel Ltd.	187,607	1,575
	Amcor Ltd.	243,914	1,472
	Babcock & Brown Ltd.	61,520	1,447
	Toll Holdings Ltd.	144,780	1,446
	AXA Asia
	Pacific Holdings Ltd.	224,651	1,445
	Sonic Healthcare Ltd.	97,215	1,419
	Zinifex Ltd.	126,996	1,362
	AGL Energy Ltd.	114,219	1,330
	Qantas Airways Ltd.	272,922	1,297
	Coca-Cola Amatil Ltd.	153,139	1,266
*	Wesfarmers, Ltd.
	Price Protected Shares	35,140	1,256
	Computershare Ltd.	142,022	1,225
*	Crown Ltd.	97,370	1,150
	Cochlear Ltd.	17,146	1,121
	Harvey Norman Holdings Ltd.	186,405	1,102
	Tattersall’s Ltd.	313,382	1,092

			Market
			Value•
		Shares	($000)
	John Fairfax Holdings Ltd.	263,058	1,074
	OneSteel Ltd.	188,259	1,010
	Telstra Corp. Installment
	Receipt Exp. 3/31/08	357,117	988
	Aristocrat Leisure Ltd.	96,507	946
	Lion Nathan Ltd.	111,904	940
	Boral Ltd.	173,115	923
	Oxiana Ltd.	298,681	900
	Bendigo Bank Ltd.	61,262	790
	James Hardie Industries NV	140,603	790
	CSR Ltd.	282,946	766
	Asciano Group	123,946	755
	Perpetual
	Trustees Australia Ltd.	12,627	731
	Goodman Fielder Ltd.	406,001	671
	Caltex Australia Ltd.	37,258	629
	Pacific Brands Ltd.	219,332	623
	Macquarie Airports Group	173,693	613
*	Boart Longyear Group	287,871	588
	Symbion Health Ltd.	160,756	559
	Billabong International Ltd.	41,764	541
	Macquarie Communications
	Infrastructure Group	113,060	535
	Challenger Financial
	Services Group Ltd.	104,934	455
	Ansell Ltd.	42,944	452
	Downer EDI Ltd.	94,423	443
	ABC Learning Centres Ltd.	95,507	431
	Iluka Resources Ltd.	96,816	389
	Paperlinx Ltd.	166,446	386
	Futuris Corp., Ltd.	204,445	384
			198,192
Austria (0.6%)
	OMV AG	41,736	3,363
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	47,403	3,341
	Telekom Austria AG	83,876	2,312
	Voestalpine AG	24,385	1,745
	Oesterreichische
	Elektrizitaetswirtschafts AG
	Class A	21,558	1,496
	Raiffeisen International
	Bank-Holding AG	9,902	1,486
*	Meinl European Land Ltd.	72,587	997
	Wienerberger AG	17,220	947
	Wiener Staedtische
	Allgemeine Versicherung AG	9,617	770
	Andritz AG	9,630	578
*	BETandWIN.com Interactive
	Entertainment AG	8,826	342
*	RHI AG	6,705	274
	Flughafen Wien AG	2,101	242
	Mayr-Melnhof Karton AG	1,806	195
			18,088

			Market
			Value•
		Shares	($000)
Belgium (1.2%)
	Fortis	478,110	12,495
	KBC Bank &
	Verzekerings Holding	42,584	5,984
	Dexia	132,086	3,311
	InBev	38,803	3,220
	Solvay SA	15,799	2,206
	Delhaize Group	22,732	1,992
	Belgacom SA	37,966	1,867
	UCB SA	29,551	1,339
	Umicore	5,199	1,286
	Colruyt NV	4,737	1,112
	Mobistar SA	8,581	781
	KBC Ancora	4,189	475
	Compagnie Nationale a
	Portefeuille	5,458	392
	Omega Pharma SA	4,845	333
	D’Ieteren SA	911	327
	Agfa Gevaert NV	19,780	301
	Cofinimmo	1,451	273
	Bekaert NV	2,022	271
	Compagnie Maritime
	Belge SA	2,663	230
	Euronav SA	5,711	202
	Barco NV	2,497	190
*	Fortis Strip-VVPR	159,022	2
			38,589
Denmark (1.0%)
	Novo Nordisk A/S B Shares	112,738	7,360
*	Vestas Wind Systems A/S	44,205	4,773
	Danske Bank A/S	108,080	4,225
	AP Moller-Maersk
	A/S B Shares	264	2,819
	FLS Industries A/S B Shares	11,688	1,192
	Novozymes A/S	10,124	1,149
	Carlsberg A/S B Shares	9,506	1,144
*	Jyske Bank A/S	12,985	1,020
	DSV A/S	43,900	960
	Danisco A/S	12,379	875
*	Topdanmark A/S	4,100	586
	Sydbank A/S	12,611	540
	Trygvesta A/S	7,005	531
*	William Demant A/S	5,500	505
	Coloplast A/S B Shares	5,050	436
	Dampskibsselskabet
	Torm A/S	9,770	341
	NKT Holding A/S	3,590	322
	Bang & Olufsen A/S B Shares	3,359	314
*	GN Store Nord A/S	32,367	254
	H. Lundbeck A/S	8,918	240
	East Asiatic Co. A/S	3,050	236
			29,822
Finland (1.9%)
	Nokia Oyj	896,882	34,398
	Fortum Oyj	98,676	4,425

		Market
		Value•
	Shares	($000)
Sampo Oyj A Shares	106,911	2,817
UPM-Kymmene Oyj	114,661	2,316
Stora Enso Oyj R Shares	105,345	1,570
Kone Oyj	20,852	1,453
Neste Oil Oyj	36,510	1,287
Metso Oyj	22,040	1,193
Elisa Oyj Class A	36,243	1,107
Wartsila Oyj B Shares	10,675	807
Kesko Oyj	13,560	740
Outokumpu Oyj A Shares	23,800	730
OKO Bank (Osuuspankkien
Keskuspankki Oyj)	37,385	712
Nokian Renkaat Oyj	20,490	710
Rautaruuki Oyj	15,970	681
Orion Oyj	24,400	571
YIT Oyj	23,762	516
SanomaWSOY Oyj	15,621	445
KCI Konecranes Oyj	12,550	427
Amer Sports Oyj A Shares	13,971	376
Cargotec Corp.	7,817	361
Uponor Oyj	12,590	314
TietoEnator Oyj B Shares	12,255	274
		58,230
France (10.1%)
Total SA	488,350	40,368
Sanofi-Aventis	230,580	21,072
BNP Paribas SA	191,018	20,691
Suez SA	233,555	15,870
France Telecom SA	409,594	14,668
AXA	356,088	14,173
Societe Generale Class A	84,722	12,233
Vivendi SA	262,958	12,053
Carrefour SA	133,241	10,353
Groupe Danone	100,724	9,012
Air Liquide SA	55,355	8,221
L’Oreal SA	57,116	8,165
Veolia Environnement	77,629	7,059
Schneider Electric SA	51,333	6,941
Vinci SA	91,959	6,789
LVMH Louis Vuitton
Moet Hennessy	54,672	6,596
Lafarge SA	34,260	6,211
Renault SA	42,854	6,067
Cie. de St. Gobain SA	64,393	6,058
Credit Agricole SA	152,317	5,130
Alstom	22,884	4,907
Pernod Ricard SA	20,670	4,762
Bouygues SA	49,158	4,078
Compagnie Generale des
Etablissements Michelin SA	33,987	3,879
Accor SA	46,699	3,727
Unibail Co.	14,424	3,155
Essilor International SA	47,434	3,021
Alcatel-Lucent	413,700	3,004
Vallourec SA	11,093	2,995

			Market
			Value•
		Shares	($000)
	Pinault-Printemps-
	Redoute SA	17,964	2,881
	PSA Peugeot Citroen	36,094	2,730
	Gaz de France	44,897	2,621
	Electricite de France	21,022	2,500
	Lagardere S.C.A.	30,100	2,250
	STMicroelectronics NV	145,597	2,079
	Technip SA	25,201	2,001
	Cap Gemini SA	31,474	1,974
	Hermes International	14,414	1,818
*	Compagnie Generale de
	Geophysique SA	5,375	1,518
	CNP Assurances	11,457	1,488
	Publicis Groupe SA	32,712	1,278
	Thales SA	21,381	1,271
	Sodexho Alliance SA	20,212	1,239
	Casino Guichard-Perrachon SA	11,291	1,226
	Air France	31,228	1,090
*	Business Objects SA	16,537	1,008
*	Atos Origin SA	18,864	973
	Thomson SA	65,381	923
	Alcatel-Lucent ADR	121,701	891
	Klepierre	17,398	888
	Safran SA	41,872	857
	Dassault Systemes SA	14,345	848
	SCOR SA	32,883	840
	Valeo SA	20,374	836
	Neopost SA	7,107	731
	Aeroports de Paris (ADP)	7,117	727
	ICADE	4,803	715
	Christian Dior SA	5,379	706
	Natixis	36,226	695
	Societe des Autoroutes
	Paris-Rhin-Rhone	5,803	568
	Gecina SA	3,587	562
	PagesJaunes SA	27,651	553
	JCDecaux SA	14,031	550
	Societe Television Francaise 1	17,999	479
	M6 Metropole Television	17,411	457
	Wendel Investissement	3,105	448
	Imerys SA	5,239	431
	Zodiac SA	5,969	381
	Societe BIC SA	4,159	297
	Legrand SA	8,375	285
	Neuf Cegetel	5,573	281
	Eurazeo	1,662	213
	Eiffage SA	1,857	183
			318,548
Germany (9.4%)
	Siemens AG	193,124	30,656
	E.On AG	141,202	29,968
	Allianz AG	100,877	21,696
	DaimlerChrysler AG
	(Registered)	215,392	20,841

			Market
			Value•
		Shares	($000)
	BASF AG	111,857	16,560
	Bayer AG	164,868	15,052
	Deutsche Bank AG	115,252	15,024
	Deutsche Telekom AG	644,457	14,160
	RWE AG	101,008	14,139
	SAP AG	195,204	10,031
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	47,547	9,219
	Deutsche Boerse AG	46,161	9,095
	Volkswagen AG	36,170	8,300
	Deutsche Post AG	172,629	5,918
	Commerzbank AG	146,054	5,548
	ThyssenKrupp AG	81,713	4,592
	Continental AG	33,509	4,377
	Man AG	26,071	4,320
	Porsche AG	2,057	4,147
	Linde AG	28,904	3,823
	Volkswagen AG Pfd.	25,375	3,723
	Adidas AG	47,292	3,510
	Metro AG	37,251	3,131
	Hypo Real Estate Holding AG	48,032	2,533
	Fresenius Medical Care AG	47,239	2,532
	Henkel KGaA Pfd.	41,890	2,350
	Bayerische
	Motoren Werke AG	34,512	2,138
*	Infineon Technologies AG	180,786	2,128
	Deutsche Postbank AG	20,494	1,820
	K+S AG	7,618	1,814
	Beiersdorf AG	22,152	1,714
	Merck KGaA	12,957	1,673
	Salzgitter AG	10,334	1,542
*	Q-Cells AG	10,133	1,436
*	TUI AG	51,104	1,425
	Celesio AG	21,770	1,345
	Hochtief AG	9,110	1,222
	Henkel KGaA	20,583	1,050
	Deutsche Lufthansa AG	38,653	1,029
	Solarworld AG	13,840	839
	IVG Immobilien AG	23,495	802
	RWE AG Pfd.	6,311	766
	Puma AG	1,832	723
	Rheinmetall AG	8,349	662
	Heidelberger
	Druckmaschinen AG	16,859	562
	Wincor Nixdorf AG	5,806	549
*	Qiagen NV	24,135	524
*	Arcandor AG	21,373	510
	Fresenius AG PFD	5,449	452
	ProSieben Sat.1 Media AG	15,719	375
	Bilfinger Berger AG	4,886	373
	Wacker Chemie AG	1,231	354
	Altana AG	14,164	342
	Douglas Holding AG	4,522	261
	Suedzucker AG	9,950	236

			Market
			Value•
		Shares	($000)
	MLP AG	14,449	228
*	Premier AG	6,280	118
			294,257
Greece (0.8%)
	National Bank of Greece SA	57,596	3,943
	National Bank of
	Greece SA ADR	207,074	2,856
	Alpha Credit Bank SA	73,908	2,672
	EFG Eurobank Ergasias	68,911	2,414
	Bank of Piraeus	57,317	2,226
	Hellenic Telecommunications
	Organization SA ADR	103,447	1,911
	Greek Organization of
	Football Prognostics	42,732	1,706
	Coca-Cola
	Hellenic Bottling Co. SA	38,500	1,659
	Public Power Corp.	21,750	1,139
*	GEA Group AG	32,580	1,134
	Cosmote Mobile
	Communications SA	28,400	1,073
	Hellenic Telecommunications
	Organization SA	21,242	776
	Titan Cement Co. SA	14,990	680
	Hellenic Petroleum SA	32,560	533
	Viohalco, Hellenic Copper &
	Aluminum Industry SA	27,360	395
	Hellenic Exchanges SA	11,100	389
	Hellenic Technodomiki Tev SA	20,136	287
	Folli-Follie SA	6,390	237
	Motor Oil (Hellas)
	Corinth Refineries SA	8,931	206
			26,236
Hong Kong (2.4%)
	Sun Hung Kai Properties Ltd.	344,064	7,227
	Cheung Kong Holdings Ltd.	368,500	6,732
	Hong Kong Exchanges &
	Clearing Ltd.	237,000	6,644
	Hutchison Whampoa Ltd.	464,512	5,233
	Hang Seng Bank Ltd.	166,443	3,407
	Esprit Holdings Ltd.	222,472	3,276
	Swire Pacific Ltd. A Shares	231,088	3,167
	Henderson Land
	Development Co. Ltd.	274,006	2,545
	Hang Lung Properties Ltd.	562,810	2,515
	Hong Kong &
	China Gas Co., Ltd.	792,394	2,414
	Boc Hong Kong Holdings Ltd.	797,000	2,210
	CLP Holdings Ltd.	322,432	2,191
	Bank of East Asia Ltd.	321,949	2,181
	Wharf Holdings Ltd.	401,215	2,075
	Hong Kong
	Electric Holdings Ltd.	353,600	2,024
	Li & Fung Ltd.	502,835	2,005
	New World
	Development Co., Ltd.	557,750	1,953

			Market
			Value•
		Shares	($000)
	Tencent Holdings Ltd.	176,200	1,316
	Kerry Properties Ltd.	154,500	1,228
	Sino Land Co.	341,000	1,194
*	Foxconn
	International Holdings Ltd.	529,000	1,176
	MTR Corp.	287,000	1,046
	Kingboard
	Chemical Holdings Ltd.	153,500	907
	Shangri-La Asia Ltd.	290,510	904
	Shui On Land Ltd.	528,000	610
	Cathay Pacific Airways Ltd.	220,770	575
	Wing Hang Bank Ltd.	38,500	573
	Belle
	International Holdings Ltd.	375,000	561
	Hysan Development Co., Ltd.	197,000	556
	Shun Tak Holdings Ltd.	342,000	535
	Yue Yuen
	Industrial (Holdings) Ltd.	149,000	534
	Hopewell Holdings Ltd.	114,000	523
	Tingyi Holding Corp.	326,350	521
	PCCW Ltd.	847,000	501
	Hang Lung
	Development Co., Ltd.	84,000	454
	Hutchison
	Telecommunications
	International Ltd.	264,000	398
	Pacific Basin
	Shipping Limited	242,000	384
	ASM Pacific Technology Ltd.	47,000	342
	Hong Kong Aircraft &
	Engineering Co., Ltd.	12,400	335
	Lifestyle International
	Holdings, Ltd.	124,000	332
	Lee & Man Paper
	Manufacturing Ltd.	72,800	317
*	Fosun International	300,500	278
	Giordano International Ltd.	545,000	260
	C C Land Holdings Limited	178,000	255
	Wheelock and Co. Ltd.	81,000	248
	Cheung Kong
	Infrastructure Holdings Ltd.	59,000	219
	NWS Holdings Limited	69,000	219
	Orient
	Overseas International Ltd.	25,300	185
	Television Broadcasts Ltd.	29,000	173
	Melco International
	Development Corp.	99,000	148
*	The Wharf (Holdings), Ltd.
	Rights Exp. 1/3/08	47,526	65
			75,671
Ireland (0.7%)
	Allied Irish Banks PLC	209,507	4,796
	CRH PLC	123,423	4,279
	Bank of Ireland	234,540	3,489
*	Elan Corp. PLC	108,927	2,379

			Market
			Value•
		Shares	($000)
	Irish Life & Permanent PLC	74,805	1,278
	Kerry Group PLC A Shares	35,487	1,131
	Anglo Irish Bank Corp. PLC	53,103	846
*	Ryanair Holdings PLC	97,513	668
	IAWS Group PLC	19,285	426
	DCC PLC	14,353	407
	Paddy Power PLC	9,665	315
	Kingspan Group PLC	15,356	230
	Greencore Group PLC	28,849	189
			20,433
Italy (4.0%)
	Eni SpA	591,450	21,550
	Unicredito Italiano SpA	2,124,178	17,443
	Intesa Sanpaolo SpA	1,760,558	13,832
	Enel SpA	988,118	11,730
	Assicurazioni Generali SpA	236,740	10,698
	Telecom Italia SpA	2,472,073	7,651
	Fiat SpA	165,214	4,245
	Unione Di
	Banche Italiane ScpA	144,803	3,972
	Telecom Italia SpA RNC	1,460,940	3,458
*	Banco Popolare SpA	144,241	3,182
	Atlantia SpA	64,047	2,429
	Finmeccanica SpA	74,106	2,374
	Mediobanca Banca di
	Credito Finanziaria SpA	109,591	2,248
	Parmalat SpA	431,460	1,663
	Banca Popolare di
	Milano SpA	119,611	1,620
	Banca Monte dei Paschi di
	Siena SpA	286,042	1,525
	Mediaset SpA	134,590	1,354
	Alleanza Assicurazioni SpA	103,342	1,340
	Terna SpA	317,641	1,277
	Intesa Sanpaolo SpA Non
	Convertible Risp.	157,019	1,143
	Snam Rete Gas SpA	176,316	1,124
	Saipem SpA	26,949	1,074
	Lottomatica SpA	24,791	906
*	Pirelli & C. Accomandita per
	Azioni SpA	820,578	900
	Fondiaria–Sai SpA	21,783	892
*	Prysmian SpA	26,503	655
	Luxottica Group SpA	19,766	627
	Italcementi SpA	27,686	592
	Autogrill SpA	33,654	571
	A2A SpA	120,531	551
	Mediolanum SpA	54,902	439
	Mondadori (Arnoldo)
	Editore SpA	40,411	331
	Seat Pagine Gialle SpA	817,938	322
	Compagnia
	Assicuratrice Unipol SpA	98,018	309
	Bulgari SpA	17,870	251
			124,278

		Market
		Value•
	Shares	($000)
Japan (19.9%)
Toyota Motor Corp.	614,187	32,756
Mitsubishi UFJ
Financial Group	1,993,880	18,828
Nintendo Co.	22,700	13,347
Sony Corp.	225,600	12,308
Honda Motor Co., Ltd.	359,200	11,883
Takeda
Pharmaceutical Co. Ltd.	193,494	11,320
Sumitomo Mitsui
Financial Group, Inc.	1,510	11,193
Canon, Inc.	243,533	11,161
Mizuho Financial Group, Inc.	2,265	10,804
Matsushita
Electric Industrial Co., Ltd.	457,153	9,380
Mitsubishi Corp.	308,750	8,368
Mitsui & Co., Ltd.	391,000	8,176
Nippon Steel Corp.	1,318,970	8,085
Tokyo Electric Power Co.	270,570	7,014
Nomura Holdings Inc.	404,200	6,782
JFE Holdings, Inc.	131,200	6,588
East Japan Railway Co.	788	6,491
Mitsubishi Estate Co., Ltd.	272,000	6,489
Japan Tobacco, Inc.	1,051	6,223
NTT DoCoMo, Inc.	3,757	6,194
Nippon Telegraph and
Telephone Corp.	1,211	6,028
Nissan Motor Co., Ltd.	535,300	5,851
Shin-Etsu Chemical Co., Ltd.	93,900	5,848
Hitachi Ltd.	780,000	5,803
Millea Holdings, Inc.	170,500	5,732
Komatsu Ltd.	205,200	5,511
Toshiba Corp.	707,000	5,225
Seven and I
Holdings Co., Ltd.	176,320	5,130
Astellas Pharma Inc.	112,914	4,904
Daiichi Sankyo Co., Ltd.	156,763	4,830
Mitsubishi Electric Corp.	459,000	4,761
Fuji Photo Film Co., Ltd.	112,200	4,703
Fanuc Co., Ltd.	45,400	4,408
Mitsui Fudosan Co., Ltd.	203,000	4,384
Sumitomo
Metal Industries Ltd.	937,000	4,291
Sharp Corp.	236,000	4,216
KDDI Corp.	566	4,194
Kansai Electric
Power Co., Inc.	171,150	3,992
Denso Corp.	95,900	3,908
Chubu Electric Power Co.	147,600	3,842
Sumitomo Corp.	248,300	3,479
Softbank Corp.	168,400	3,459
Kao Corp.	111,401	3,354
Itochu Corp.	339,000	3,276
Sumitomo Chemical Co.	369,000	3,272
Mitsubishi
Heavy Industries Ltd.	753,000	3,204

		Market
		Value•
	Shares	($000)
Kyocera Corp.	36,100	3,195
Central Japan Railway Co.	374	3,183
Daikin Industries Ltd.	54,600	3,050
Mitsui OSK Lines Ltd.	234,000	2,962
Daiwa Securities Group Inc.	329,000	2,958
Fujitsu Ltd.	439,000	2,941
Sumitomo
Electric Industries Ltd.	177,500	2,803
Kirin Brewery Co., Ltd.	188,000	2,762
Hoya Corp.	87,000	2,756
Secom Co., Ltd.	50,300	2,750
Mitsui
Sumitomo Insurance Co.	277,880	2,694
Murata
Manufacturing Co., Ltd.	46,700	2,685
Asahi Glass Co., Ltd.	201,035	2,662
Ricoh Co.	144,000	2,633
Bridgestone Corp.	147,031	2,599
Nikon Corp.	73,000	2,487
Marubeni Corp.	349,000	2,449
Resona Holdings Inc.	1,379	2,448
T & D Holdings, Inc.	46,940	2,392
Sumitomo Realty &
Development Co.	97,000	2,376
Tokyo Gas Co., Ltd.	503,000	2,353
Tohoku Electric Power Co.	102,300	2,305
Olympus Corp.	56,000	2,285
Kyushu
Electric Power Co., Inc.	91,900	2,259
Aeon Co., Ltd.	154,473	2,256
Keyence Corp.	9,171	2,255
TDK Corp.	30,000	2,213
Yamada Denki Co., Ltd.	19,560	2,210
Sumitomo Metal Mining Co.	130,000	2,201
Toray Industries, Inc.	280,000	2,182
West Japan Railway Co.	437	2,171
Dai-Nippon Printing Co., Ltd.	148,000	2,171
Nippon Oil Corp.	267,000	2,162
Inpex Holdings, Inc.	198	2,150
Rohm Co., Ltd.	24,700	2,146
Tokyo Electron Ltd.	34,800	2,118
Nippon Yusen
Kabushiki Kaisha Co.	268,000	2,114
Mitsubishi
Chemical Holdings Corp.	275,500	2,105
Eisai Co., Ltd.	53,700	2,105
Aisin Seiki Co., Ltd.	48,300	2,003
Bank of Yokohama Ltd.	287,000	2,002
Nitto Denko Corp.	38,000	2,000
Terumo Corp.	38,300	1,999
Konica Minolta Holdings, Inc.	113,000	1,984
NEC Corp.	425,400	1,957
Nidec Corp.	26,900	1,946
Shiseido Co., Ltd.	82,000	1,938
Sompo Japan Insurance Inc.	213,000	1,913
Osaka Gas Co., Ltd.	480,000	1,891

		Market
		Value•
	Shares	($000)
Kobe Steel Ltd.	561,000	1,811
Ajinomoto Co., Inc.	159,000	1,802
Ibiden Co., Ltd.	26,000	1,800
Kubota Corp.	264,000	1,779
NGK Insulators Ltd.	65,000	1,745
Yahoo Japan Corp.	3,805	1,699
Sumitomo Trust &
Banking Co., Ltd.	257,000	1,696
Asahi Kasei Corp.	255,000	1,685
Shizuoka Bank Ltd.	152,000	1,670
SMC Corp.	13,800	1,644
Chiba Bank Ltd.	198,000	1,595
Tokyu Corp.	244,000	1,595
Daiwa House
Industry Co., Ltd.	122,000	1,561
Toppan Printing Co., Ltd.	156,000	1,532
Toyota Tsusho Corp.	54,793	1,479
Asahi Breweries Ltd.	87,300	1,475
Yamato Holdings Co., Ltd.	102,000	1,468
Nikko Securities Co., Ltd.	97,587	1,446
Nippon
Electric Glass Co., Ltd.	88,500	1,442
Mitsui Trust Holding Inc.	187,100	1,429
Nippon Mining Holdings Inc.	223,000	1,416
Dentsu Inc.	530	1,396
Shionogi & Co., Ltd.	77,000	1,367
Omron Corp.	56,000	1,320
Electric Power
Development Co., Ltd.	35,140	1,309
Sekisui House Ltd.	120,859	1,294
Japan Steel Works Ltd.	88,513	1,285
NTT Data Corp.	287	1,273
Credit Saison Co., Ltd.	45,200	1,233
Kintetsu Corp.	388,190	1,205
Kuraray Co., Ltd.	98,500	1,190
Hankyu Corp.	273,304	1,181
Daito Trust
Construction Co., Ltd.	21,300	1,170
Yamaha Motor Co., Ltd.	48,300	1,158
Mitsui Chemicals, Inc.	178,000	1,157
Kawasaki Kisen Kaisha Ltd.	115,000	1,118
Suzuki Motor Corp.	37,200	1,117
Odakyu Electric Railway Co.	174,000	1,108
Trend Micro Inc.	31,000	1,104
JS Group Corp.	67,712	1,082
Hokkaido Electric
Power Co., Ltd.	50,100	1,081
Makita Corp.	25,400	1,063
OJI Paper Co., Ltd.	212,000	1,043
Keio Electric
Railway Co., Ltd.	170,000	1,031
Bank of Kyoto Ltd.	86,000	1,019
Shinsei Bank, Ltd.	280,014	1,018
NSK Ltd.	99,000	1,016
Sumitomo
Heavy Industries Ltd.	110,000	1,004

			Market
			Value•
		Shares	($000)
	Nippon Express Co., Ltd.	190,000	971
	Nomura
	Research Institute, Ltd.	29,600	970
	Hirose Electric Co., Ltd.	8,400	965
	Tobu Railway Co., Ltd.	203,000	946
	Stanley Electric Co.	38,000	945
	Tokyu Land Corp.	109,000	934
	Joyo Bank Ltd.	165,000	923
	Yamaha Corp.	40,400	923
	NTN Corp.	106,000	920
	Matsushita
	Electric Works, Ltd.	84,000	920
	JGC Corp.	53,000	910
	Advantest Corp.	32,100	909
	Nippon Sheet
	Glass Co., Ltd.	178,000	900
	Citizen Watch Co., Ltd.	92,200	897
	Nissin Food
	Products Co., Ltd.	27,700	895
*	Sony Financial Holdings, Inc.	232	888
	Mitsubishi Materials Corp.	210,000	888
	The Hiroshima Bank, Ltd.	164,200	887
	Chugai
	Pharmaceutical Co., Ltd.	61,700	884
	Takashimaya Co.	72,860	879
	TonenGeneral Sekiyu K.K.	89,000	876
	Takefuji Corp.	36,310	873
	Furukawa Electric Co.	226,000	872
	JTEKT Corp.	48,600	870
	Gunma Bank Ltd.	132,000	869
	Ohbayashi Corp.	173,000	865
	JSR Corp.	33,700	864
	Leopalace21 Corp.	32,000	861
	Kawasaki
	Heavy Industries Ltd.	293,000	858
	Mitsubishi Gas Chemical Co.	88,000	857
	Sankyo Co., Ltd.	18,400	851
*	Elpida Memory Inc.	24,300	832
	Benesse Corp.	19,600	831
	Sapporo
	Hokuyo Holdings, Inc.	92	818
	77 Bank Ltd.	130,000	810
	Namco Bandai Holdings Inc.	51,800	805
	Ube Industries Ltd.	237,000	803
	The Hachijuni Bank Ltd.	118,600	798
	Showa Denko K.K.	224,000	797
	Sekisui Chemical Co.	119,000	796
	Hokuhoku
	Financial Group, Inc.	272,100	788
	Nippon Paper Group, Inc.	261	787
	Nisshin Steel Co.	226,000	782
	SBI Holdings, Inc.	2,891	778
	Taisei Corp.	289,000	778
	Toto Ltd.	97,000	769
	Shimizu Corp.	175,000	761
	Toyo Seikan Kaisha Ltd.	42,700	758

			Market
			Value•
		Shares	($000)
	Seiko Epson Corp.	35,400	755
	Fast Retailing Co., Ltd.	10,400	745
	Kajima Corp.	229,000	744
	THK Co., Inc.	36,200	733
	Taisho Pharmaceutical Co.	38,000	732
	Lawson Inc.	20,600	731
	Oriental Land Co., Ltd.	11,900	717
	Tokyo Tatemono Co., Ltd.	76,000	714
	Fukuoka
	Financial Group, Inc.	116,800	683
	Tanabe Seiyaku Co., Ltd.	73,000	679
	Keihin Electric
	Express Railway Co., Ltd.	110,000	676
	Teijin Ltd.	157,000	670
	Marui Co., Ltd.	67,700	669
	The Suruga Bank, Ltd.	61,000	665
	Isuzu Motors Ltd.	147,000	661
	Toho Co., Ltd.	29,400	658
	Promise Co., Ltd.	26,567	655
	Shinko Securities Co., Ltd.	159,000	651
*	J. Front Retailing Co., Ltd.	73,200	648
	All Nippon Airways Co., Ltd.	175,000	646
	Nipponkoa Insurance Co., Ltd.	71,000	645
	Fuji Electric Holdings Co., Ltd.	186,000	644
	NGK Spark Plug Co.	37,000	642
	Kyowa Hakko Kogyo Co.	60,000	642
	Sumco Corp.	22,460	640
	CSK Corp.	19,200	620
	Konami Corp.	18,800	617
	Amada Co., Ltd.	71,000	617
	Mitsui Mining &
	Smelting Co., Ltd.	153,000	610
	NOK Corp.	28,800	607
	Casio Computer Co.	52,000	606
	Kikkoman Corp.	44,000	603
	Isetan Co.	44,000	594
	Nisshin Seifun Group Inc.	58,900	593
	Hitachi Chemical Co., Ltd.	25,500	587
	Taiheiyo Cement Corp.	247,000	584
	The Nishi-Nippon
	City Bank, Ltd.	235,000	583
	IHI Corp.	276,000	571
	Idemitsu Kosan Co. Ltd.	5,409	570
	Rakuten, Inc.	1,154	565
	Uni-Charm Corp.	8,900	562
	Chiyoda Corp.	49,000	553
	Sega Sammy Holdings Inc.	44,588	553
	AEON Mall Co., Ltd.	21,000	552
	Santen
	Pharmaceutical Co., Ltd.	22,300	551
	FamilyMart Co., Ltd.	17,500	549
	Tokuyama Corp.	54,000	540
	Sojitz Holdings Corp.	148,700	531
	Showa Shell Sekiyu K.K.	47,000	520
	Toyota Boshoku Corp.	15,900	512
	Tokai Rika Co., Ltd.	16,500	509

			Market
			Value•
		Shares	($000)
	Toyoda Gosei Co., Ltd.	14,400	508
	Mabuchi Motor Co.	8,400	505
	Mitsukoshi, Ltd.	109,000	494
	Yokogawa Electric Corp.	44,500	489
	Kaneka Corp.	59,000	487
	Hitachi Construction
	Machinery Co.	16,100	479
	Kurita Water Industries Ltd.	15,800	477
	Mitsubishi Rayon Co., Ltd.	98,000	473
	Acom Co., Ltd.	23,080	467
	NHK Spring Co.	51,000	466
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	121,000	466
	Kamigumi Co., Ltd.	64,000	462
*	Jupiter
	Telecommunications Co., Ltd. 540		455
	Aeon Credit Service Co. Ltd.	30,810	454
	Susuken Co., Ltd.	12,660	451
	Hino Motors, Ltd.	69,000	447
	Nippon Meat Packers, Inc.	44,000	445
	Yakult Honsha Co., Ltd.	19,200	442
	Shinko
	Electric Industries Co., Ltd.	21,773	440
	Daicel
	Chemical Industries Ltd.	72,000	431
	Yamazaki Baking Co., Ltd.	44,000	430
	Dai-Nippon Ink &
	Chemicals, Inc.	86,000	429
*	Japan Airlines System Co.	189,000	429
	Canon Sales Co. Inc.	23,000	428
	Coca-Cola
	West Japan Co., Ltd.	19,100	422
	Shimano, Inc.	11,700	421
	Okuma Corp.	39,373	417
	Dowa Mining Co., Ltd.	59,000	410
	House Foods Industry Corp.	24,000	404
	Nomura Real
	Estate Holdings Inc.	16,700	401
	Hitachi High-
	Technologies Corp.	18,351	399
	Fujikura Ltd.	77,000	390
*	Mitsubishi Motors Corp.	229,000	384
	Mitsumi Electric Co., Ltd.	11,400	382
*	K.K. DaVinci Advisors	436	378
	Nitori Co., Ltd.	7,800	374
	Meiji Dairies Corp.	72,000	367
	Diamond Lease Co., Ltd.	11,080	367
*	Haseko Corp.	212,922	364
	Alps Electric Co., Ltd.	28,000	362
	Rinnai Corp.	11,100	362
	Meiji Seika Kaisha Ltd.	85,000	361
	Keisei Electric
	Railway Co., Ltd.	66,000	353
	Kinden Corp.	45,000	352
	Nichirei Corp.	85,000	351
	Nisshinbo Industries, Inc.	28,000	342

			Market
			Value•
		Shares	($000)
	Yaskawa Electric Corp.	25,000	338
	Taiyo Yuden Co., Ltd.	21,000	336
	Tosoh Corp.	78,000	333
	Obic Co., Ltd.	1,800	332
	Uny Co., Ltd.	39,000	330
*	Sanyo Electric Co., Ltd.	240,000	329
	Asics Corp.	22,596	324
	SBI E*Trade
	Securities Co., Ltd.	353	324
	Shimamura Co., Ltd.	3,800	322
	Hakuhodo DY Holdings Inc.	5,600	312
	Nippon Shokubai Co., Ltd.	32,000	307
	Ushio Inc.	14,000	306
	Kokuyo Co., Ltd.	33,200	300
	Wacoal Corp.	23,000	300
	Oracle Corp. Japan	6,700	295
	Shimachu Co.	10,400	293
	Mitsubishi Logistics Corp.	26,000	290
	Aiful Corp.	16,500	290
	Hitachi Cable Ltd.	49,000	290
	Hikari Tsushin, Inc.	8,500	289
	Glory Ltd.	12,500	288
	Otsuka Corp.	3,360	287
	Nippon Sanso Corp.	30,000	282
	Denki Kagaku Kogyo K.K.	64,000	277
	Onward Kashiyama Co., Ltd.	27,000	277
	MEDICEO Holdings Co., Ltd.	18,500	273
	Osaka
	Titanium Technologies Co.	3,714	272
	Sumitomo
	Rubber Industries Ltd.	30,000	263
	Asatsu-DK Inc.	9,400	262
	Sapporo Holdings Ltd.	32,000	258
	Pioneer Corp.	28,300	255
	Daifuku Co., Ltd.	18,000	254
	Daido Steel Co., Ltd.	33,000	246
	JAFCO Co., Ltd.	7,500	246
	Minebea Co., Ltd.	37,000	237
*	NEC Electronics Corp.	10,000	237
	Nissan
	Chemical Industries, Ltd.	18,000	235
	Matsui Securities Co., Ltd.	29,500	231
*	Access Co., Ltd.	50	226
	Circle K Sunkus Co., Ltd.	15,100	224
	Q.P. Corp.	21,400	223
	Kose Corp.	8,320	222
	Toda Corp.	46,000	221
	EDION Corp.	20,114	216
	OSG Corp.	19,541	213
	Fuji Soft ABC Inc.	13,200	208
	Fuji Television Network, Inc.	126	207
	Sanwa Shutter Corp.	42,000	206
	Seino
	Transportation Co., Ltd.	29,000	195
	Aderans Co. Ltd.	12,200	192
	Nippon Kayaku Co., Ltd.	28,000	182

			Market
			Value•
		Shares	($000)
	Toyo Suisan Kaisha, Ltd.	10,000	180
	Ryohin Keikaku Co., Ltd.	2,900	174
	Central Glass Co., Ltd.	46,000	174
	Ebara Corp.	51,000	173
	USS Co., Ltd.	2,780	173
	Aoyama Trading Co., Ltd.	6,600	171
	ZEON Corp.	28,000	167
	Gunze Ltd.	38,000	166
	Nishimatsu Construction Co.	59,000	164
	Hankyu
	Department Stores, Inc.	21,000	164
	Itochu Techno-Science Corp.	4,800	161
	Kansai Paint Co., Ltd.	22,000	159
	eAccess Ltd.	251	156
	Komori Corp.	7,000	154
	Tokyo
	Steel Manufacturing Co.	13,300	147
	Round One Corp.	73	145
	TIS Inc.	8,400	145
*	Oki Electric Industry Co. Ltd.	86,000	134
	Tokyo
	Broadcasting System, Inc.	6,200	133
	Alfresa Holdings Corp.	2,200	133
	Comsys Holdings Corp.	16,000	130
	Meitec Corp.	4,300	130
	Takara Holdings Inc.	20,000	120
	Ito En, Ltd.	6,200	118
*	Matsumotokiyoshi
	Holdings Co., Ltd.	4,500	110
	Okumura Corp.	21,000	102
	Sumitomo
	Osaka Cement Co., Ltd.	45,000	85
	Sanken Electric Co., Ltd.	16,000	85
	Nippon Light Metal Co.	46,000	80
	Autobacs Seven Co., Ltd.	3,200	65
	Toho Titanium Co., Ltd.	2,022	60
	Tokyo Seimitsu Co., Ltd.	1,904	46
*	The Goodwill Group, Inc.	331	43
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	32,000	11
			622,980
Luxembourg (0.5%)
	ArcelorMittal	203,980	15,813
	SES Global FDR	30,012	787
			16,600
Netherlands (2.9%)
	ING Groep NV	432,368	16,819
	Unilever NV	396,761	14,553
	Koninklijke (Royal)
	Philips Electronics NV	255,482	10,929
	Koninklijke KPN NV	446,878	8,128
	Aegon NV	332,753	5,859
	Akzo Nobel NV	62,382	5,013
	TNT NV	96,472	3,996
	Koninklijke Ahold NV	286,156	3,956
	Heineken NV	49,774	3,209

			Market
			Value•
		Shares	($000)
	ASML Holding NV	97,624	3,077
	Reed Elsevier NV	137,067	2,716
	European Aeronautic
	Defence and Space Co.	76,027	2,422
	Koninklijke DSM NV	38,948	1,837
	Wolters Kluwer NV	52,483	1,724
	Fugro NV	13,171	1,016
	SBM Offshore NV	31,866	1,003
*	TomTom NV	12,561	947
	Vedior NV	34,446	875
	Corio NV	10,565	853
	Randstad Holding NV	13,972	545
	Hagemeyer NV	77,511	529
	Oce NV	19,479	351
	Wereldhave NV	3,156	344
	Corporate Express	41,764	324
	Heineken Holding NV	2,499	142
			91,167
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	427,986	1,430
	Fletcher Building Ltd.	121,715	1,074
	Auckland
	International Airport Ltd.	222,051	495
	Contact Energy Ltd.	70,565	447
	Sky City
	Entertainment Group Ltd.	118,635	419
	Fisher & Paykel
	Healthcare Corp. Ltd.	74,048	198
	Sky Network Television Ltd.	31,369	144
	Fisher & Paykel
	Appliances Holdings Ltd.	53,166	140
	Vector Ltd.	61,992	105
			4,452
Norway (1.1%)
	Statoil ASA	284,091	8,764
	Telenor ASA	201,326	4,777
	Orkla ASA	198,889	3,808
	Norsk Hydro ASA	175,260	2,496
	DnB NOR ASA	152,080	2,313
	Yara International ASA	44,552	2,049
*	SeaDrill Ltd.	65,759	1,587
*	Renewable Energy Corp. AS	31,574	1,584
	Aker Kvaerner ASA	44,935	1,186
	Storebrand ASA	82,600	857
	Petroleum Geo-Services ASA	27,870	803
	Acergy SA	34,455	758
	Prosafe ASA	35,155	608
	Schibsted ASA	9,980	431
*	Marine Harvest	632,802	404
	Frontline Ltd.	7,810	373
	Tandberg ASA	16,200	334
	Tomra Systems ASA	37,400	263
*	TGS Nopec
	Geophysical Co. ASA	16,641	227
	Stolt-Nielsen SA	5,147	156

			Market
			Value•
		Shares	($000)
*	Det Norske Oljeselskap
	(DNO) ASA	56,440	104
*	Ocean Rig ASA	6,837	50
			33,932
Portugal (0.4%)
	Electricidade de Portugal SA	484,563	3,170
	Portugal Telecom SGPS SA	186,168	2,438
	Banco Comercial
	Portugues SA	430,251	1,831
	Banco Espirito Santo SA	49,092	1,073
	Brisa-Auto Estradas de
	Portugal SA	70,501	1,032
	PT Multimedia-Servicos de
	Telecomunicacoes e
	Multimedia, SGPS, SA	56,073	780
	Sonae SGPS SA	211,326	608
	Cimpor-Cimento de
	Portugal SA	57,245	499
	Banco BPI SA	60,883	474
	Jeronimo Martins, SGPS, SA	32,905	261
*	Sonae Industria–SGPS SA	14,387	138
			12,304
Singapore (1.1%)
	Singapore
	Telecommunications Ltd.	1,709,290	4,703
	United Overseas Bank Ltd.	287,504	3,937
	DBS Group Holdings Ltd.	266,082	3,776
	Oversea-Chinese
	Banking Corp., Ltd.	592,300	3,376
	Keppel Corp., Ltd.	227,276	2,025
	Singapore Exchange Ltd.	190,000	1,741
	Capitaland Ltd.	371,000	1,596
	Singapore Airlines Ltd.	127,710	1,534
	City Developments Ltd.	120,000	1,169
	Singapore Press
	Holdings Ltd.	365,250	1,134
	Fraser & Neave Ltd.	208,650	845
	Singapore Technologies
	Engineering Ltd.	322,906	833
	Cosco Corp. Singapore Ltd.	194,000	766
	ComfortDelGro Corp. Ltd.	597,000	750
	Sembcorp Industries Ltd.	183,660	730
	Venture Corp. Ltd.	75,000	658
	Keppel Land Ltd.	105,000	525
	SembCorp Marine Ltd.	187,600	519
	Noble Group Ltd.	301,000	501
	United Overseas Land Ltd.	155,750	483
	Parkway Holdings Ltd.	166,200	452
	Neptune Orient Lines Ltd.	140,000	376
	Jardine Cycle N Carriage Ltd.	24,037	359
	Wing Tai Holdings Ltd.	166,000	307
	Olam International Ltd.	152,000	299
	Allgreen Properties Ltd.	278,681	284
	Singapore Land Ltd.	51,000	280

			Market
			Value•
		Shares	($000)
	Singapore Post Ltd.	356,000	275
	SMRT Corp. Ltd.	198,000	230
	Singapore Petroleum Co. Ltd.	32,000	167
			34,630
Spain (4.4%)
	Telefonica SA	976,600	31,605
	Banco Santander
	Central Hispano SA	1,417,977	30,574
	Banco Bilbao
	Vizcaya Argentaria SA	853,657	20,747
*	Iberdrola SA	856,392	12,952
	Repsol YPF SA	185,697	6,613
	Altadis SA	57,209	4,144
	Banco Popular Espanol SA	205,342	3,494
	Industria de Diseno Textil SA	46,960	2,837
	ACS, Actividades de
	Contruccion y Servisios, SA	44,477	2,630
	Abertis Infraestructuras SA	63,974	2,039
	Gamesa Corporacion
	Tecnologica, SA	42,878	1,981
	Acciona SA	6,247	1,965
	Union Fenosa SA	25,132	1,694
	Gas Natural SDG SA	28,450	1,658
*	Iberdrola Renovables	178,811	1,475
	Red Electrica de Espana SA	22,194	1,399
	Acerinox SA	45,494	1,112
	Banco De Sabadell SA	99,868	1,078
	Grupo Ferrovial, SA	15,426	1,077
	Zardoya Otis SA	26,108	732
	Fomento de Construc y
	Contra SA	9,081	677
	Sacyr Vallehermoso SA	16,412	631
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	41,280	619
	Iberia (Linea Aerea Espana)	124,480	540
	Indra Sistemas, SA	19,897	539
	Gestevision Telecinco SA	21,075	535
	Corporacion Mapfre SA	120,932	530
	Bankinter SA	26,624	485
*	Sogecable SA	9,429	376
	Sociedad General de Aguas de
	Barcelona SA	9,140	367
	Antena 3 Television	20,443	312
	Promotora de
	Informaciones SA	14,190	263
	Zeltia SA	14,509	128
			137,808
Sweden (2.3%)
	Nordea Bank AB	485,774	8,141
	Telefonaktiebolaget LM
	Ericsson AB Class B	3,444,115	8,061
	Hennes &
	Mauritz AB B Shares	108,896	6,578

			Market
			Value•
		Shares	($000)
	TeliaSonera AB	493,397	4,610
	Volvo AB B Shares	254,450	4,258
	Sandvik AB	223,816	3,838
	Svenska Handelsbanken AB
	A Shares	119,870	3,832
	Skandinaviska Enskilda
	Banken AB A Shares	116,924	2,985
	Atlas Copco AB–A Shares	165,614	2,461
	Svenska Cellulosa AB-B	119,630	2,113
	Volvo AB A Shares	125,810	2,093
	SKF AB–B Shares	106,680	1,798
	Scania AB–B Shares	70,386	1,670
	Swedish Match AB	62,731	1,494
	Atlas Copco AB–B Shares	100,380	1,368
	Securitas AB B Shares	94,340	1,312
	Skanska AB B Shares	68,268	1,278
	Electrolux AB Series B	72,136	1,196
	SSAB Svenskt Stal AB
	Series A	43,789	1,182
	Assa Abloy AB	58,000	1,163
	Swedbank AB A Shares	36,700	1,033
	Tele2 AB B Shares	50,938	1,014
	Alfa Laval AB	18,000	1,011
	Getinge AB B Shares	36,600	978
	Husqvarna AB B Shares	58,336	691
	Holmen AB	16,796	622
	Modern Times Group
	AB B Shares	8,650	600
	Boliden AB	46,879	583
	Oriflame Cosmetics SA	7,807	497
	OMX AB	11,460	465
	Axfood AB	8,800	353
	Nobia AB	36,703	324
	Trelleborg AB B Shares	14,420	301
	Eniro AB	33,500	298
*	Lundin Petroleum AB	27,000	281
	Castellum AB	26,128	270
	Wihlborgs Fastigheter AB	14,880	264
	Kungsleden AB	23,573	261
	D. Carnegie & Co. AB	12,800	248
	Fabege AB	23,700	241
	Billerud Aktiebolag	23,100	237
	SSAB Svenskt Stal AB
	Series B	8,708	212
*	Securitas Direct AB
	B Shares	42,340	171
	Elekta AB B Shares	9,600	160
	Investor AB B Shares	7,000	158
	Securitas Systems AB
	B Shares	42,340	150
*	SAS AB	9,375	120
	Hoganas AB B Shares	4,800	102
			73,076
Switzerland (6.7%)
	Nestle SA (Registered)	89,266	40,990
	Novartis AG (Registered)	526,334	28,784

			Market
			Value•
		Shares	($000)
	Roche Holdings AG	159,623	27,593
	UBS AG	466,166	21,494
	Credit Suisse Group
	(Registered)	239,496	14,417
	ABB Ltd.	493,284	14,222
	Zurich Financial Services AG	33,850	9,935
	Cie. Financiere Richemont AG	122,715	8,384
	Syngenta AG	24,388	6,189
	Swiss Re (Registered)	83,032	5,874
	Holcim Ltd. (Registered)	48,078	5,125
	Swatch Group AG (Bearer)	7,857	2,362
	Swisscom AG	5,952	2,323
	Swiss Life Holding	8,388	2,093
	Julius Baer Holding, Ltd.	22,004	1,805
	Synthes, Inc.	12,707	1,580
	Nobel Biocare Holding AG	5,750	1,531
	Adecco SA (Registered)	28,295	1,521
	Lonza AG (Registered)	12,307	1,488
	Givaudan SA	1,430	1,380
*	Logitech International SA	32,970	1,204
	Geberit AG	7,878	1,073
	Kuehne &
	Nagel International AG	10,932	1,050
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	864	1,030
	Sonova Holding AG	9,076	1,019
	Swatch Group AG (Registered)	16,476	971
	Sulzer AG (Registered)	601	884
*	Actelion Ltd.	19,173	876
	CIBA Specialty
	Chemicals AG (Registered)	17,996	832
*	OC Oerlikon Corp AG	1,477	616
	Schindler Holding AG
	(Bearer Participation
	Certificates)	8,284	532
	Straumann Holding AG	1,717	471
	Kuoni Reisen Holding AG
	(Registered)	722	376
	Lindt & Spruengli AG	102	351
	PSP Swiss Property AG	6,754	340
	EFG International	8,013	323
	Rieter Holding AG	681	301
	Kudelski SA	6,651	131
	UBS AG (New York Shares)	1,482	68
	Pargesa Holding SA	596	67
			211,605
United Kingdom (22.3%)
	BP PLC	4,283,845	52,221
	Vodafone Group PLC	11,989,375	44,896
	HSBC Holdings PLC	2,668,413	44,837
	GlaxoSmithKline PLC	1,279,562	32,416
	Royal Dutch Shell PLC
	Class B	626,604	26,056
	Rio Tinto PLC	226,340	23,762

		Market
		Value•
	Shares	($000)
Royal Dutch Shell
PLC Class A
(Amsterdam Shares)	497,267	20,928
Royal Bank of
Scotland Group PLC	2,275,423	20,041
Anglo American PLC	301,235	18,240
BG Group PLC	765,678	17,524
Tesco PLC	1,794,923	17,032
BHP Billiton PLC	520,518	15,833
Barclays PLC	1,552,275	15,638
AstraZeneca Group PLC	337,956	14,511
Royal Dutch Shell
PLC Class A	326,180	13,736
British
American Tobacco PLC	347,797	13,563
Diageo PLC	599,122	12,829
HBOS PLC	849,844	12,327
Lloyds TSB Group PLC	1,283,120	12,053
Unilever PLC	300,966	11,260
Xstrata PLC	144,947	10,146
BT Group PLC	1,852,329	9,982
National Grid Transco PLC	594,311	9,832
Imperial Tobacco Group PLC	154,802	8,352
Reckitt Benckiser Group PLC	137,947	7,996
Aviva PLC	594,212	7,900
BAE Systems PLC	788,891	7,810
Prudential PLC	537,304	7,547
Scottish &
Southern Energy PLC	198,013	6,441
Centrica PLC	815,293	5,793
SABMiller PLC	199,506	5,585
Standard Chartered PLC	149,010	5,425
Cadbury Schweppes PLC	420,911	5,134
Rolls-Royce Group PLC	420,755	4,556
Marks &
Spencer Group PLC	392,637	4,336
Man Group plc	375,247	4,249
Old Mutual PLC	1,208,336	4,016
Legal & General Group PLC	1,500,095	3,887
Reed Elsevier PLC	278,667	3,733
Reuters Group PLC	278,682	3,515
WPP Group PLC	261,478	3,342
Land Securities Group PLC	108,339	3,239
International Power PLC	355,053	3,193
British Sky
Broadcasting Group PLC	257,135	3,155
Imperial
Chemical Industries PLC	232,329	3,077
United Utilities PLC	204,203	3,061
J. Sainsbury PLC	348,526	2,929
Scottish & Newcastle PLC	187,499	2,743
Pearson PLC	188,842	2,728
British Energy Group PLC	236,388	2,582
Smith & Nephew PLC	212,428	2,431
Standard Life PLC	471,042	2,353
Compass Group PLC	380,831	2,318

		Market
		Value•
	Shares	($000)
Wolseley PLC	155,546	2,281
British Land Co., PLC	121,128	2,266
Tullow Oil PLC	161,489	2,092
Cable and Wireless PLC	549,882	2,024
Capita Group PLC	141,651	1,959
Experian Group Ltd.	242,398	1,910
Royal & Sun Alliance
Insurance Group PLC	646,591	1,884
Johnson Matthey PLC	50,548	1,882
Resolution PLC	131,302	1,854
Smiths Group PLC	91,452	1,830
3i Group PLC	92,033	1,818
ICAP PLC	123,043	1,769
Carnival PLC	40,178	1,762
Severn Trent PLC	55,741	1,691
Next PLC	52,325	1,681
Kingfisher PLC	558,128	1,597
Morrison Supermarkets PLC	249,507	1,590
ITV PLC	929,208	1,571
Yell Group PLC	195,898	1,557
Kelda Group PLC	69,964	1,505
Shire PLC	63,793	1,463
Friends Provident PLC	443,305	1,442
Hammerson PLC	70,209	1,427
The Sage Group PLC	303,535	1,383
Liberty International PLC	60,132	1,282
Home Retail Group	197,451	1,280
Group 4 Securicor PLC	258,193	1,259
FirstGroup PLC	75,874	1,222
Burberry Group PLC	105,369	1,188
Cobham PLC	277,735	1,153
Rentokil Initial PLC	476,234	1,133
Bunzl PLC	80,272	1,132
Persimmon PLC	69,802	1,109
Taylor Wimpey PLC	275,373	1,106
EMAP PLC	59,543	1,084
London Stock Exchange PLC	25,992	1,019
Segro PLC	107,139	994
GKN PLC	176,458	984
Lonmin PLC	15,743	962
Tate & Lyle PLC	107,537	955
Enterprise Inns PLC	98,158	949
Whitbread PLC	33,865	929
Rexam PLC	110,812	920
William Hill PLC	87,714	914
Amec PLC	52,466	875
Investec PLC	97,409	864
Punch Taverns PLC	56,892	864
DSG International PLC	435,740	859
LogicaCMG PLC	368,493	859
Balfour Beatty PLC	87,009	859
InterContinental
Hotels Group PLC	49,091	853
Hays PLC	366,354	845
Mitchells & Butlers PLC	100,463	839
Meggitt PLC	126,435	835

			Market
			Value•
		Shares	($000)
*	British Airways PLC	135,562	827
	United Business Media PLC	63,478	817
	Tomkins PLC	223,090	783
*	Invensys PLC	171,089	766
	Daily Mail and
	General Trust PLC	75,307	742
	Schroders PLC	28,791	737
	Kazakhmys PLC	26,619	718
	Antofagasta PLC	50,265	711
	Ladbrokes PLC	107,378	684
	Serco Group PLC	70,937	651
	Inchcape PLC	86,828	651
	ARM Holdings PLC	262,964	647
	Travis Perkins PLC	27,080	645
	Signet Group PLC	451,247	626
	Kesa Electricals PLC	133,781	616
	National Express Group PLC	23,846	585
	Stagecoach Group PLC	101,299	568
	Alliance & Leicester PLC	43,832	547
	IMI PLC	66,862	523
	Mondi PLC	59,904	500
	Barratt Developments PLC	55,584	499
	Intertek Testing Services PLC	23,736	467
	BP PLC ADR	6,270	459
	Arriva PLC	27,388	425
*	TUI Travel PLC	70,436	411
	Carphone Warehouse PLC	59,472	404
	Trinity Mirror PLC	58,442	401
	Associated British Foods PLC	21,769	387
	De La Rue PLC Group	19,800	384
	Cookson Group PLC	27,730	384
	Close Brothers Group PLC	19,737	374
	The Berkeley Group
	Holdings PLC	13,604	365
	Electrocomponents PLC	87,966	361
	Aggreko PLC	33,809	354

		Market
		Value•
	Shares	($000)
* Charter PLC	22,397	352
Biffa PLC	54,062	351
* Thomas Cook Group PLC	60,017	332
Cattles PLC	55,977	325
BBA Aviation PLC	67,632	276
* CSR PLC	23,258	276
Great Portland Estates PLC	29,494	274
Tullett Prebon PLC	29,684	274
Bovis Homes Group PLC	21,511	261
SSL International PLC	20,805	220
Misys PLC	59,036	214
The Davis Service Group PLC	20,506	208
Premier Farnell PLC	61,103	177
Vedanta Resources PLC	4,223	171
Rank Group PLC	80,961	146
FKI PLC	114,485	134
* PartyGaming PLC	233,050	134
WPP Group PLC ADR	2,004	129
* Galiform PLC	64,913	115
* Lighthouse Caledonia ASA	5,378	5
		698,846
Total Common Stocks
(Cost $2,384,517)		3,139,744
Total Investments (100.1%)
(Cost $2,384,517)		3,139,744
Other Assets and Liabilities (–0.1%)
Capital Shares Sold		75,280
Other Assets—Note B		16,582
Securities Purchased		(73,935)
Other Liabilities		(21,335)
		(3,408)
Net Assets (100%)		3,136,336

At December 31, 2007, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,428,861
Overdistributed Net Investment Income	(679)
Accumulated Net Realized Losses	(47,108)
Unrealized Appreciation
Investment Securities	755,227
Foreign Currencies	35
Net Assets	3,136,336

Investor Shares—Net Assets
Applicable to 124,357,875 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,914,565
Net Asset Value Per Share—
Investor Shares	$15.40

Institutional Shares—Net Assets
Applicable to 36,898,241 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	568,455
Net Asset Value Per Share—
Institutional Shares	$15.41

ETF Shares—Net Assets
Applicable to 13,634,539 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	653,316
Net Asset Value Per Share—
ETF Shares	$47.92

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

FDR—Fiduciary Depositary Receipt.

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© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F870 022008

92

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2007: $114,000

Fiscal Year Ended December 31, 2006: $116,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2007: $2,835,320

Fiscal Year Ended December 31, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2007: $630,400

Fiscal Year Ended December 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2007: $0

Fiscal Year Ended December 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX MANAGED FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX MANAGED FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

VANGUARD TAX MANAGED FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: February 12, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.